UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08055

     TIAA-CREF MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – September 30, 2005

Item 1. Schedule of Investments.

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)
September 30, 2005

	VALUE	%

UNITED STATES	$61,340	0.02

TOTAL DOMESTIC	61,340	0.02

FOREIGN
AUSTRALIA	18,805,781	4.79
FINLAND	14,998,197	3.82
FRANCE	49,238,926	12.53
GERMANY	67,800,614	17.25
HONG KONG	8,220,902	2.09
INDIA	2,714,923	0.69
ITALY	20,165,059	5.13
JAPAN	90,692,533	23.07
NETHERLANDS	8,730,163	2.22
NEW ZEALAND	542,383	0.14
SINGAPORE	2,520,467	0.64
SPAIN	15,139,939	3.85
SWEDEN	546,127	0.14
SWITZERLAND	53,865,038	13.70
TAIWAN (REPUBLIC OF CHINA)	173,235	0.04
UNITED KINGDOM	38,848,104	9.88

TOTAL FOREIGN	393,002,391	99.98

TOTAL PORTFOLIO	$393,063,731	100.00

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

SHARES			VALUE

COMMON STOCKS - 98.48%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.33%
44,000		Kuraray Co Ltd	$390,542
381,000		Toyobo Co Ltd	941,239

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,331,781

AUTO REPAIR, SERVICES AND PARKING - 0.11%
108,000		Kayaba Industry Co Ltd	448,809

		TOTAL AUTO REPAIR, SERVICES AND PARKING	448,809

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
137,000		Fuji Heavy Industries Ltd	620,090

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	620,090

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.41%
264,937		Wolseley plc	5,619,715

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,619,715

BUSINESS SERVICES - 4.20%
830,128		Cintra Concesiones de Infraestructuras de Transporte S.A.	11,439,646
8,300		Otsuka Corp	809,202
1,064		Rakuten, Inc	814,851
6,625		SAP AG.	1,148,593
26,500		Secom Co Ltd	1,276,601
44,000		Sumisho Computer Systems Corp	867,655
9,600		Sumisho Lease Co Ltd	401,482

		TOTAL BUSINESS SERVICES	16,758,030

CHEMICALS AND ALLIED PRODUCTS - 11.28%
158,000		Air Water, Inc	1,467,920
64,755		AstraZeneca plc (United Kingdom)	3,018,606
125,089		GlaxoSmithKline plc	3,191,074
93,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	839
41,700		JSR Corp	868,290
59,000		Kaken Pharmaceutical Co Ltd	439,351
136,491		Lonza Group AG. (Regd)	8,088,356
153,000		Nippon Paint Co Ltd	575,066
93,670		Novartis AG. (Regd)	4,769,777
7,500		Ono Pharmaceutical Co Ltd	350,053
275,315		Reckitt Benckiser plc	8,411,525
9,766		Roche Holding AG. (Genusscheine)	1,361,975

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

42,024		Sanofi-Aventis	$3,483,304
318,000		Sekisui Chemical Co Ltd	2,269,825
14,985		Shin-Etsu Chemical Co Ltd	654,453
133,000		Sumitomo Chemical Co Ltd	823,769
32,000		Taisho Pharmaceutical Co Ltd	577,378
42,522		Takeda Pharmaceutical Co Ltd	2,536,163
234,000		Teijin Ltd	1,366,755
24,685		Wesfarmers Ltd	756,856

		TOTAL CHEMICALS AND ALLIED PRODUCTS	45,011,335

COMMUNICATIONS - 4.15%
9,359		Chunghwa Telecom Co Ltd (ADR)	173,235
40,413		Deutsche Telekom AG. (Regd)	737,680
58,251		France Telecom S.A.	1,677,100
189		KDDI Corp	1,067,231
146		Nippon Telegraph & Telephone Corp	718,793
970,649		Royal KPN NV	8,730,163
961		SKY Perfect Communications, Inc	754,623
1,040,279		Vodafone Group plc	2,714,528

		TOTAL COMMUNICATIONS	16,573,353

DEPOSITORY INSTITUTIONS - 12.18%
2,000	v*	Ashikaga Financial Group, Inc	-
58,134		Australia & New Zealand Banking Group Ltd	1,065,457
315,407		Bayerische Hypo-und Vereinsbank AG.	8,913,541
27,149		BNP Paribas	2,070,311
45,285		DBS Group Holdings Ltd	423,500
459,693		Depfa Bank plc	7,398,956
45,338		Hang Seng Bank Ltd	609,552
135,454		HSBC Holdings plc (United Kingdom)	2,197,423
108		Mitsubishi UFJ Financial Group, Inc	1,419,799
319		Mizuho Financial Group. Inc	2,032,098
436		Resona Holdings, Inc	1,127,122
123,859		Royal Bank of Scotland Group plc	3,525,625
323,000		Shinsei Bank Ltd	2,037,630
159		Sumitomo Mitsui Financial Group, Inc	1,501,059
178,000		Sumitomo Trust & Banking Co Ltd	1,466,843
24,183		Suncorp-Metway Ltd	363,992
125,052		UBS AG. (Regd)	10,669,552
174,348		UniCredito Italiano S.p.A	985,851
49,084		Westpac Banking Corp	790,891

		TOTAL DEPOSITORY INSTITUTIONS	48,599,202

ELECTRIC, GAS, AND SANITARY SERVICES - 0.58%
202,000		Hong Kong & China Gas Ltd	416,616
13,407		Tata Power Co Ltd	146,649
2,214,000		Xinao Gas Holdings Ltd	1,740,891

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,304,156

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.98%
8,815	Advantest Corp	$684,419
838,000	Datang International Power Generation Co Ltd	642,725
149,163	Ericsson (LM) (B Shs)	546,127
4,700	Hirose Electric Co Ltd	548,624
88,200		Hitachi Maxell Ltd	1,117,480
20,700	*	Hoya Corp	704,976
21,400		Kyocera Corp	1,491,618
32,600		Melco Holdings, Inc	949,179
129,312		Nokia Oyj	2,173,316
8,600		Rohm Co Ltd	747,397
47,578		Satyam Computer Services Ltd	606,345
83,000		Sharp Corp	1,203,917
36,000		Sumitomo Electric Industries Ltd	485,971

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,902,094

FABRICATED METAL PRODUCTS - 0.21%
116,000		NHK Spring Co Ltd	851,526

		TOTAL FABRICATED METAL PRODUCTS	851,526

FOOD AND KINDRED PRODUCTS - 3.47%
87,736		Groupe Danone	9,483,080
105,000		Mitsui Sugar Co Ltd	460,429
254,000		Nichirei Corp	1,044,327
485,000		Nisshin Oillio Group Ltd	2,875,596

		TOTAL FOOD AND KINDRED PRODUCTS	13,863,432

FOOD STORES - 0.04%
126	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	2
11,903		Woolworths Ltd	151,162

		TOTAL FOOD STORES	151,164

GENERAL BUILDING CONTRACTORS - 0.79%
15,800		Daito Trust Construction Co Ltd	692,836
4,462,000		Shanghai Forte Land Co	1,581,709
60,000		Sumitomo Realty & Development Co Ltd	890,418

		TOTAL GENERAL BUILDING CONTRACTORS	3,164,963

HEAVY CONSTRUCTION, EXCEPT BUILDING - 3.58%
45,650		Multiplex Group	106,325
164,309		Vinci S.A.	14,193,806

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	14,300,131

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 7.58%
16,399		Housing Development Finance Corp	$387,697
1,000		iShares MSCI EAFE Index Fund	58,100
144,664		Julius Baer Holding AG.	11,366,658
291,178		Macquarie Infrastructure Group	891,656
38,627		Nobel Biocare Holding AG.	9,138,053
883,500		Noble Group Ltd	831,468
995,000		Orient Corp	4,547,468
21,400		Softbank Corp	1,189,518
176,000		Sumitomo Corp	1,860,314

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	30,270,932

HOTELS AND OTHER LODGING PLACES - 4.06%
320,095		Accor S.A.	16,216,467

		TOTAL HOTELS AND OTHER LODGING PLACES	16,216,467

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.20%
1,111,381		Futuris Corp Ltd	1,790,770
202,000		Komatsu Ltd	2,755,356
240,000		NSK Ltd	1,325,569
215,047		Rheinmetall AG.	14,259,930
14,900		Riso Kagaku Corp	360,865
12,400	*	Riso Kagaku Corp (when issued)	245,068

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,737,558

INSTRUMENTS AND RELATED PRODUCTS - 0.27%
23,500		Tokyo Seimitsu Co Ltd	1,063,658

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,063,658

INSURANCE CARRIERS - 1.17%
284,000		Aioi Insurance Co Ltd	1,693,877
152,485		AMP Ltd	866,352
139,183		Insurance Australia Group Ltd	580,328
134,000		Nipponkoa Insurance Co Ltd	1,034,498
128,220		Promina Group Ltd	489,576

		TOTAL INSURANCE CARRIERS	4,664,631

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.24%
122		Central Japan Railway Co	951,544

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	951,544

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

METAL MINING - 1.20%
163,851		BHP Billiton Ltd	$2,784,028
29,404		Rio Tinto Ltd	1,327,951
192,771		Zinifex Ltd	671,276

		TOTAL METAL MINING	4,783,255

MISCELLANEOUS RETAIL - 0.30%
556,455		Pacific Brands Ltd	1,211,070

		TOTAL MISCELLANEOUS RETAIL	1,211,070

NONDEPOSITORY INSTITUTIONS - 6.05%
169,003		Deutsche Postbank AG.	9,273,049
220,287		Hypo Real Estate Holding AG.	11,170,676
11,800		ICICI Bank Ltd	161,493
131,833		Industrial Development Bank of India Ltd	369,426
416,880	*	Infrastructure Development Finance Co Ltd	672,754
11,128		Macquarie Bank Ltd	640,317
710,000		Nissin Co Ltd	945,915
710,000	v*	Nissin Co Ltd	927,122

		TOTAL NONDEPOSITORY INSTITUTIONS	24,160,752

OIL AND GAS EXTRACTION - 1.01%
186,755	Origin Energy Ltd	1,042,519
2,662,000		PetroChina Co Ltd (Class H)	2,230,415
26,808		Woodside Petroleum Ltd	736,990

		TOTAL OIL AND GAS EXTRACTION	4,009,924

PAPER AND ALLIED PRODUCTS - 0.64%
310,400		Carter Holt Harvey Ltd	542,383
130,000		NGK Insulators Ltd	1,655,109
93		Nippon Paper Group, Inc	337,242

		TOTAL PAPER AND ALLIED PRODUCTS	2,534,734

PETROLEUM AND COAL PRODUCTS - 9.68%
577,480		BP plc	6,880,612
386	*	China Shenhua Energy Co Ltd	453
261,989		ENI S.p.A.	7,805,076
636,965		Fortum Oyj	12,824,881
228,000		Nippon Oil Corp	2,021,705
113,840		Repsol YPF S.A.	3,700,293
97,860		Royal Dutch Shell plc (A Shares)	3,246,078
1,239		Royal Dutch Shell plc (B Shares)	42,918
7,724		Total S.A.	2,114,856

		TOTAL PETROLEUM AND COAL PRODUCTS	38,636,872

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 1.24%
126,000		NEOMAX Co Ltd	$3,579,672
366,000		Nippon Steel Corp	1,375,648

		TOTAL PRIMARY METAL INDUSTRIES	4,955,320

PRINTING AND PUBLISHING - 0.00%
936		Singapore Press Holdings Ltd	2,560

		TOTAL PRINTING AND PUBLISHING	2,560

RAILROAD TRANSPORTATION - 0.27%
159,368		Brambles Industries Ltd	1,078,275

		TOTAL RAILROAD TRANSPORTATION	1,078,275

REAL ESTATE - 0.49%
20	*	City Developments Ltd Wts 05/10/06	81
180,000		Tokyo Tatemono Co Ltd	1,467,443
38,019		Westfield Group	487,758

		TOTAL REAL ESTATE	1,955,282

SECURITY AND COMMODITY BROKERS - 0.66%
202,000		Itochu Corp	1,391,936
100,700		Matsui Securities Co Ltd	1,225,210

		TOTAL SECURITY AND COMMODITY BROKERS	2,617,146

STONE, CLAY, AND GLASS PRODUCTS - 3.06%
410,689		CSR Ltd	972,231
127,060		Holcim Ltd (Regd)	8,470,667
6,900		Hoya Corp	229,513
274,000		Nippon Sheet Glass Co Ltd	1,235,345
407,000		Sumitomo Osaka Cement Co Ltd	1,299,929

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	12,207,685

TRANSPORTATION BY AIR - 0.11%
46,500		Swire Pacific Ltd (A Shs)	428,272

		TOTAL TRANSPORTATION BY AIR	428,272

TRANSPORTATION EQUIPMENT - 8.61%
274,688		DaimlerChrysler AG. (Regd)	14,618,181
6,398		ElringKlinger AG.	280,009
1,268,014	*	Fiat S.p.A.	11,374,133
168,000		Keppel Corp Ltd	1,262,859
14,000		Mitsuba Corp	155,514

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

6,700		Toyota Industries Corp	$222,860
140,900		Toyota Motor Corp	6,464,443

		TOTAL TRANSPORTATION EQUIPMENT	34,377,999

TRANSPORTATION SERVICES - 0.14%
1,178,000	*	COSCO Holdings	569,431
162		Ship Finance International Ltd	3,240

		TOTAL TRANSPORTATION SERVICES	572,671

WATER TRANSPORTATION - 0.32%
162,000		Mitsui OSK Lines Ltd	1,296,400

		TOTAL WATER TRANSPORTATION	1,296,400

WHOLESALE TRADE-DURABLE GOODS - 0.62%
76,400		Terumo Corp	2,460,385

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,460,385

WHOLESALE TRADE-NONDURABLE GOODS - 0.09%
20,530		Reliance Industries Ltd	370,558

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	370,558

		TOTAL COMMON STOCKS	393,063,731
		(Cost $339,386,773)

		TOTAL PORTFOLIO - 98.48%	393,063,731
		(Cost $339,386,773)

		OTHER ASSETS & LIABILITIES, NET - 1.52%	6,076,490

		NET ASSETS - 100.00%	$399,140,221

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.64%

APPAREL AND ACCESSORY STORES - 1.25%
136,636	*	Kohl's Corp	$6,856,395

		TOTAL APPAREL AND ACCESSORY STORES	6,856,395

APPAREL AND OTHER TEXTILE PRODUCTS - 0.37%
40,898		Polo Ralph Lauren Corp	2,057,169

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,057,169

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.45%
123,489		Lowe's Cos, Inc	7,952,692

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,952,692

BUSINESS SERVICES - 12.95%
221,260		Adobe Systems, Inc	6,604,611
46,321		Autodesk, Inc	2,151,147
70,982	*	Cognizant Technology Solutions Corp	3,307,051
210,247	*	eBay, Inc	8,662,176
121,667	*	Electronic Arts, Inc	6,921,636
38,728	*	Google, Inc (Class A)	12,255,863
192	*	IAC/InterActiveCorp Wts 02/04/09	2,198
229,576	*	Juniper Networks, Inc	5,461,613
117,618	*	McAfee, Inc	3,695,558
47,717	*	Mercury Interactive Corp	1,889,593
369,003		Microsoft Corp	9,494,447
122,401		SAP AG. (Spon ADR)	5,303,635
14,280	*	Shanda Interactive Entertainment Ltd	386,274
18,700	*	Sina Corp	514,250
603	*	SoftBrands, Inc	1,040
52,997	*	Sohu.com, Inc	907,839
62	v*	Vast Solutions, Inc (Class B1)	-
62	v*	Vast Solutions, Inc (Class B2)	-
62	v*	Vast Solutions, Inc (Class B3)	-
106,622	*	Yahoo!, Inc	3,608,089

		TOTAL BUSINESS SERVICES	71,167,020

CHEMICALS AND ALLIED PRODUCTS - 16.00%
23,129	*	American Pharmaceutical Partners, Inc	1,056,070
192,675	*	Amgen, Inc	15,350,417
69,671		Dow Chemical Co	2,903,191
134,915		Eli Lilly & Co	7,220,651
97,644	*	Genentech, Inc	8,222,601
75,113	*	Genzyme Corp	5,381,095

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

266,830		Gillette Co	$15,529,506
155,068		Procter & Gamble Co	9,220,343
344,360		Schering-Plough Corp	7,248,778
124,171	*	Sepracor, Inc	7,324,847
253,208		Teva Pharmaceutical Industries Ltd (Spon ADR)	8,462,211

		TOTAL CHEMICALS AND ALLIED PRODUCTS	87,919,710

COMMUNICATIONS - 2.26%
3,400	v*	Advanced Radio Telecom Corp	1
108,309		America Movil S.A. de C.V., Series L	2,850,693
400	b,v*	Convergent Communications, Inc	-
15,300	v*	Global Telesystems, Inc	18
3,815	*	Level 3 Communications, Inc	8,851
229,133		Sprint Nextel Corp	5,448,783
1,500	v*	Teligent, Inc (Class A)	2
800	b,v*	US Wireless Corp	-
644	v*	Viatel, Inc	16
114,407	*	XM Satellite Radio Holdings, Inc	4,108,355

		TOTAL COMMUNICATIONS	12,416,719

EATING AND DRINKING PLACES - 0.42%
61,507		Brinker International, Inc	2,310,203

		TOTAL EATING AND DRINKING PLACES	2,310,203

ELECTRIC, GAS, AND SANITARY SERVICES - 0.67%
20,962		Dominion Resources, Inc	1,805,667
34,907		Exelon Corp	1,865,430

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,671,097

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 19.71%
205,424		Analog Devices, Inc	7,629,447
88,147	*	Broadcom Corp (Class A)	4,134,976
552,384	*	Cisco Systems, Inc	9,904,245
41,514		Emerson Electric Co	2,980,705
886,546		General Electric Co	29,850,004
20,179		Harman International Industries, Inc	2,063,706
279,758		Intel Corp	6,896,035
90,759	*	Marvell Technology Group Ltd	4,184,897
467,142		Motorola, Inc	10,319,167
126,755		National Semiconductor Corp	3,333,657
170,136	*	Network Appliance, Inc	4,039,029
381,992		Qualcomm, Inc	17,094,142
209,477		Xilinx, Inc	5,833,934

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	108,263,944

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 2.96%
151,458	*	Constellation Brands, Inc (Class A)	$3,937,908
217,685		PepsiCo, Inc	12,344,916

		TOTAL FOOD AND KINDRED PRODUCTS	16,282,824

FURNITURE AND HOMEFURNISHINGS STORES - 1.30%
177,103	*	Bed Bath & Beyond, Inc	7,115,999

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	7,115,999

GENERAL MERCHANDISE STORES - 1.70%
116,193		Target Corp	6,033,902
74,771		Wal-Mart Stores, Inc	3,276,465

		TOTAL GENERAL MERCHANDISE STORES	9,310,367

HEALTH SERVICES - 2.94%
187,224	*	Caremark Rx, Inc	9,348,094
109,528	*	Express Scripts, Inc	6,812,642

		TOTAL HEALTH SERVICES	16,160,736

HOTELS AND OTHER LODGING PLACES - 1.44%
75,688	*	Las Vegas Sands Corp	2,490,892
95,202		Starwood Hotels & Resorts Worldwide, Inc	5,442,698

		TOTAL HOTELS AND OTHER LODGING PLACES	7,933,590

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.22%
42,275	*	Apple Computer, Inc	2,266,363
340,665		Applied Materials, Inc	5,777,678
8,098		Caterpillar, Inc	475,758
391,198	*	Dell, Inc	13,378,972
43,625		Eaton Corp	2,772,369
82,839	*	SanDisk Corp	3,996,982

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,668,122

INSTRUMENTS AND RELATED PRODUCTS - 7.33%
149,948		Johnson & Johnson	9,488,709
234,138		Medtronic, Inc	12,554,480
251,246	*	St. Jude Medical, Inc	11,758,313
94,271	*	Zimmer Holdings, Inc	6,494,329

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	40,295,831

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

INSURANCE CARRIERS - 2.61%
38,935		Aetna, Inc	$3,353,861
57,953		Progressive Corp	6,071,736
64,804	*	WellPoint, Inc	4,913,439

		TOTAL INSURANCE CARRIERS	14,339,036

LEATHER AND LEATHER PRODUCTS - 0.88%
154,538	*	Coach, Inc	4,846,312

		TOTAL LEATHER AND LEATHER PRODUCTS	4,846,312

METAL MINING - 0.83%
103,451		Companhia Vale do Rio Doce (ADR)	4,537,361

		TOTAL METAL MINING	4,537,361

MISCELLANEOUS RETAIL - 0.45%
85,414		CVS Corp	2,477,860

		TOTAL MISCELLANEOUS RETAIL	2,477,860

MOTION PICTURES - 0.96%
337,280		News Corp (Class A)	5,258,195

		TOTAL MOTION PICTURES	5,258,195

NONDEPOSITORY INSTITUTIONS - 3.07%
217,149		American Express Co	12,473,039
82,146		SLM Corp	4,406,311

		TOTAL NONDEPOSITORY INSTITUTIONS	16,879,350

OIL AND GAS EXTRACTION - 2.44%
94,387		Baker Hughes, Inc	5,633,016
85,628		Halliburton Co	5,867,231
31,467	*	Transocean, Inc	1,929,242

		TOTAL OIL AND GAS EXTRACTION	13,429,489

PETROLEUM AND COAL PRODUCTS - 1.64%
72,442		EOG Resources, Inc	5,425,906
56,367		Exxon Mobil Corp	3,581,559

		TOTAL PETROLEUM AND COAL PRODUCTS	9,007,465

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.68%
193,703	*	Corning, Inc	$3,744,279

		TOTAL PRIMARY METAL INDUSTRIES	3,744,279

SECURITY AND COMMODITY BROKERS - 1.86%
139,848	*	Ameritrade Holding Corp	3,003,935
56,569		Goldman Sachs Group, Inc	6,877,659
11,936	*	Refco, Inc	337,431

		TOTAL SECURITY AND COMMODITY BROKERS	10,219,025

TRANSPORTATION BY AIR - 0.42%
155,499		Southwest Airlines Co	2,309,160

		TOTAL TRANSPORTATION BY AIR	2,309,160

TRANSPORTATION EQUIPMENT - 3.76%
81,629		Boeing Co	5,546,691
36,829		General Dynamics Corp	4,402,907
700	v*	Mascotech (Escrow)	-
3,964		Northrop Grumman Corp	215,443
201,906		United Technologies Corp	10,466,807

		TOTAL TRANSPORTATION EQUIPMENT	20,631,848

WATER TRANSPORTATION - 0.66%
73,037		Carnival Corp	3,650,389

		TOTAL WATER TRANSPORTATION	3,650,389

WHOLESALE TRADE-NONDURABLE GOODS - 1.41%
192	*	Expedia, Inc Wts 02/04/09	1,632
94,856		Nike, Inc (Class B)	7,747,838

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,749,470

		TOTAL COMMON STOCKS	547,461,657
		(Cost $498,749,199)

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 0.12%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.12%
$ 640,000		Federal Home Loan Bank (FHLB), 3.180%, 10/03/05	$640,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	640,000

		TOTAL SHORT-TERM INVESTMENTS	640,000
		(Cost $639,887)

		TOTAL PORTFOLIO - 99.76%	548,101,657
		(Cost $499,389,086)

		OTHER ASSETS & LIABILITIES, NET - 0.24%	1,344,834

		NET ASSETS - 100.00%	$549,446,491

	*	Non-income producing
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.95%

APPAREL AND ACCESSORY STORES - 0.35%
61,554	*	Urban Outfitters, Inc	$1,809,688

		TOTAL APPAREL AND ACCESSORY STORES	1,809,688

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.30%
40,348		Home Depot, Inc	1,538,873

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,538,873

BUSINESS SERVICES - 7.13%
137,969		Adobe Systems, Inc	4,118,375
103,384		Automatic Data Processing, Inc	4,449,647
20,612		Ctrip.com International Ltd	1,320,817
30,877	*	Electronic Arts, Inc	1,756,593
72,654	*	Electronics for Imaging, Inc	1,666,683
8,390	*	Google, Inc (Class A)	2,655,099
459,717		Microsoft Corp	11,828,518
194,600	*	Oracle Corp	2,411,094
17,414	*	Pixar	775,097
97,084	*	VeriSign, Inc	2,074,685
104,468	*	Yahoo!, Inc	3,535,197

		TOTAL BUSINESS SERVICES	36,591,805

CHEMICALS AND ALLIED PRODUCTS - 12.17%
55,514	*	Amgen, Inc	4,422,800
88,850		AstraZeneca plc (Spon ADR)	4,184,835
35,866		Dow Chemical Co	1,494,536
32,125	*	Genzyme Corp	2,301,435
51,876	*	Gilead Sciences, Inc	2,529,474
132,380		Gillette Co	7,704,516
70,176		Eli Lilly & Co	3,755,820
23,948		Lyondell Chemical Co	685,392
58,421		Monsanto Co	3,665,918
41,335		Novartis AG (ADR)	2,108,085
222,856		Pfizer, Inc	5,564,714
70,160	*	Protein Design Labs, Inc	1,964,480
14,908		Roche Holding AG. (Genusscheine)	2,079,083
303,839		Schering-Plough Corp	6,395,811
30,331	*	Sepracor, Inc	1,789,226
133,929		Teva Pharmaceutical Industries Ltd (Spon ADR)	4,475,907
159,682		Wyeth	7,388,486

		TOTAL CHEMICALS AND ALLIED PRODUCTS	62,510,518

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

COMMUNICATIONS - 2.23%
125,964		BCE, Inc	$3,456,452
247,929		Sprint Nextel Corp	5,895,752
51,462	*	Telus Corp (non vtg)	2,096,562

		TOTAL COMMUNICATIONS	11,448,766

DEPOSITORY INSTITUTIONS - 9.09%
283,678		Bank of America Corp	11,942,844
173,365		Citigroup, Inc	7,891,575
232,909		JPMorgan Chase & Co	7,902,602
99		National City Corp	3,311
165,358		Northern Trust Corp	8,358,847
51,400		PNC Financial Services Group, Inc	2,982,228
210,811		US Bancorp	5,919,573
28,510		Wells Fargo & Co	1,669,831

		TOTAL DEPOSITORY INSTITUTIONS	46,670,811

EATING AND DRINKING PLACES - 1.54%
210,615		Brinker International, Inc	7,910,699

		TOTAL EATING AND DRINKING PLACES	7,910,699

ELECTRIC, GAS, AND SANITARY SERVICES - 3.17%
162,100	*	Allegheny Energy, Inc	4,979,712
87,401		Exelon Corp	4,670,709
87,562		FPL Group, Inc	4,167,951
62,615		PG&E Corp	2,457,639

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	16,276,011

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.27%
155,437	*	ATI Technologies, Inc	2,166,792
81,641		Analog Devices, Inc	3,032,147
66,606	*	Broadcom Corp (Class A)	3,124,487
392,633	*	Cisco Systems, Inc	7,039,910
22,906		Emerson Electric Co	1,644,651
506,454		General Electric Co	17,052,306
50,583		Harris Corp	2,114,369
127,705		Honeywell International, Inc	4,788,938
261,706		Intel Corp	6,451,053
287,555		Motorola, Inc	6,352,090
151,224		Qualcomm, Inc	6,767,274
89,241		Xilinx, Inc	2,485,362

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	63,019,379

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES	VALUE

FOOD AND KINDRED PRODUCTS - 2.30%

78,921		Coca-Cola Co	$3,408,598
148,398		PepsiCo, Inc	8,415,651

		TOTAL FOOD AND KINDRED PRODUCTS	11,824,249

FOOD STORES - 0.53%
35,477	*	Caribou Coffee Co, Inc	402,664
111,305	*	Kroger Co	2,291,770

		TOTAL FOOD STORES	2,694,434

FURNITURE AND HOMEFURNISHINGS STORES - 1.85%
113,656	*	Bed Bath & Beyond, Inc	4,566,698
90,347		Best Buy Co, Inc	3,932,805
15,727	*	Electronics Boutique Holdings Corp	988,285

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	9,487,788

GENERAL MERCHANDISE STORES - 1.69%
62,500		Target Corp	3,245,625
123,973		Wal-Mart Stores, Inc	5,432,497

		TOTAL GENERAL MERCHANDISE STORES	8,678,122

HEALTH SERVICES - 2.99%
99,648	*	Coventry Health Care, Inc	8,571,721
73,153	*	Express Scripts, Inc	4,550,117
57,984		Manor Care, Inc	2,227,165

		TOTAL HEALTH SERVICES	15,349,003

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.60%
64,146	*	Alstom RGPT	3,054,837

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,054,837

HOLDING AND OTHER INVESTMENT OFFICES - 0.78%
110,622		iShares MSCI Japan Index Fund	1,348,482
555,951		Macquarie Infrastructure Group	1,702,454
7,700		SPDR Trust Series 1	947,408

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,998,344

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 1.12%
257,529		Hilton Hotels Corp	$5,748,047

		TOTAL HOTELS AND OTHER LODGING PLACES	5,748,047

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.61%
53,725	*	Apple Computer, Inc	2,880,197
17,375	*	Cooper Cameron Corp	1,284,534
62,920	*	Dell, Inc	2,151,864
142,591	*	EMC Corp	1,845,127
259,674		Hewlett-Packard Co	7,582,481
98,808		International Business Machines Corp	7,926,378

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,670,581

INSTRUMENTS AND RELATED PRODUCTS - 3.06%
30,028		Cooper Cos, Inc	2,300,445
49,087	*	Fisher Scientific International, Inc	3,045,848
92,741		Johnson & Johnson	5,868,650
57,995	*	St. Jude Medical, Inc	2,714,166
69,564		Tektronix, Inc	1,755,100

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	15,684,209

INSURANCE CARRIERS - 4.81%
61,031		ACE Ltd	2,872,729
40,571		Assurant, Inc	1,544,132
38,786		Aflac, Inc	1,757,006
197,377		American International Group, Inc	12,229,479
140,420		St. Paul Travelers Cos, Inc	6,300,645

		TOTAL INSURANCE CARRIERS	24,703,991

METAL MINING - 0.65%
41,799		Companhia Vale do Rio Doce (ADR)	1,833,304
11,520		Phelps Dodge Corp	1,496,794

		TOTAL METAL MINING	3,330,098

MISCELLANEOUS RETAIL - 0.21%
281,735	*	Rite Aid Corp	1,093,132

		TOTAL MISCELLANEOUS RETAIL	1,093,132

MOTION PICTURES - 2.48%
93,519	*	DreamWorks Animation SKG, Inc (Class A)	2,586,735
132,164		News Corp (Class A)	2,060,437

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

350,205		Time Warner, Inc	$6,342,213
53,447		Viacom, Inc (Class B)	1,764,285

		TOTAL MOTION PICTURES	12,753,670

NONDEPOSITORY INSTITUTIONS - 2.86%
100,600		American Express Co	5,778,464
95,803		Fannie Mae	4,293,890
86,054		SLM Corp	4,615,937

		TOTAL NONDEPOSITORY INSTITUTIONS	14,688,291

OIL AND GAS EXTRACTION - 2.62%
115,962		ENSCO International, Inc	5,402,670
60,749		Halliburton Co	4,162,521
45,738		Schlumberger Ltd	3,859,372

		TOTAL OIL AND GAS EXTRACTION	13,424,563

PETROLEUM AND COAL PRODUCTS - 7.17%
98,968		ConocoPhillips	6,918,853
44,642	*	Encana Corp	2,603,075
75,098		EOG Resources, Inc	5,624,840
293,040		Exxon Mobil Corp	18,619,762
44,465		Marathon Oil Corp	3,064,972

		TOTAL PETROLEUM AND COAL PRODUCTS	36,831,502

PRINTING AND PUBLISHING - 0.53%
21,885	*	VistaPrint Ltd	333,746
90,500		Harte-Hanks, Inc	2,391,915

		TOTAL PRINTING AND PUBLISHING	2,725,661

RAILROAD TRANSPORTATION - 0.66%
73,265		CSX Corp	3,405,357

		TOTAL RAILROAD TRANSPORTATION	3,405,357

SECURITY AND COMMODITY BROKERS - 2.10%
47,288		Lehman Brothers Holdings, Inc	5,508,106
83,682		Morgan Stanley	4,513,807
27,122	*	Refco, Inc	766,739

		TOTAL SECURITY AND COMMODITY BROKERS	10,788,652

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE

TOBACCO PRODUCTS - 4.25%
296,277		Altria Group, Inc	$21,838,578

		TOTAL TOBACCO PRODUCTS	21,838,578

TRANSPORTATION EQUIPMENT - 2.62%
68,014		Boeing Co	4,621,551
23,400		General Dynamics Corp	2,797,470
110,800		Northrop Grumman Corp	6,021,980

		TOTAL TRANSPORTATION EQUIPMENT	13,441,001

TRANSPORTATION SERVICES - 0.61%
40,374		UTI Worldwide, Inc	3,137,060

		TOTAL TRANSPORTATION SERVICES	3,137,060

WHOLESALE TRADE-DURABLE GOODS - 0.20%
30,000		Finning International, Inc	1,034,982

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,034,982

WHOLESALE TRADE-NONDURABLE GOODS - 0.40%
58,724	*	United Natural Foods, Inc	2,076,481

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,076,481

		TOTAL COMMON STOCKS	513,239,183
		(Cost $487,032,675)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.24%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.24%
$ 1,250,000		Federal Home Loan Bank (FHLB), 3.180%, 10/03/05	1,250,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,250,000

		TOTAL SHORT-TERM INVESTMENTS	1,250,000
		(Cost $1,249,779)

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

		VALUE

	TOTAL PORTFOLIO - 100.19%	$514,489,183
	(Cost $488,282,454)

	OTHER ASSETS & LIABILITIES, NET - (0.19)%	(1,000,429)

	NET ASSETS - 100.00%	$513,488,754

*	Non-income producing

	For ease of presentation, we have grouped a number of industry classification categories together in
	the Statement of Investments. Note that the Funds use more specific industry categories in following
	their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.90%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
200		Alico, Inc	$10,260
991		Chiquita Brands International, Inc	27,698
1,045		Delta & Pine Land Co	27,598
144	*	John B. Sanfilippo & Son	2,520

		TOTAL AGRICULTURAL PRODUCTION-CROPS	68,076

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
461		Pilgrim's Pride Corp	16,780
10		Seaboard Corp	13,730

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	30,510

AMUSEMENT AND RECREATION SERVICES - 0.18%
1,525	*	Alliance Gaming Corp	16,546
734	*	Argosy Gaming Co	34,491
273		Churchill Downs, Inc	9,642
299		Dover Downs Gaming & Entertainment, Inc	4,066
102		Dover Motorsports, Inc	698
4,816		Harrah's Entertainment, Inc	313,955
879		International Speedway Corp (Class A)	46,121
611	*	Life Time Fitness, Inc	20,248
1,100	*	Magna Entertainment Corp (Class A)	7,326
570	*	Multimedia Games, Inc	5,535
1,802	*	Penn National Gaming, Inc	56,060
788	*	Pinnacle Entertainment, Inc	14,444
2,074	*	Six Flags, Inc	14,912
487		Speedway Motorsports, Inc	17,693
700	*	Sunterra Corp	9,191
856		Warner Music Group Corp	15,845
1,947		Westwood One, Inc	38,726
829	*	WMS Industries, Inc	23,320
325		World Wrestling Entertainment, Inc	4,225

		TOTAL AMUSEMENT AND RECREATION SERVICES	653,044

APPAREL AND ACCESSORY STORES - 0.62%
2,305		Abercrombie & Fitch Co (Class A)	114,904
1,561	*	Aeropostale, Inc	33,171
3,034		American Eagle Outfitters, Inc	71,390
1,968	*	AnnTaylor Stores Corp	52,250
370		Bebe Stores, Inc	6,475
100		Buckle, Inc	3,397
444		Burlington Coat Factory Warehouse Corp	16,890
269	*	Cache, Inc	4,097
481	*	Carter's, Inc	27,321

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

792	*	Casual Male Retail Group, Inc	$5,449
685		Cato Corp (Class A)	13,652
327	*	Charlotte Russe Holding, Inc	4,356
3,171	*	Charming Shoppes, Inc	33,835
4,872	*	Chico's FAS, Inc	179,290
500	*	Children's Place Retail Stores, Inc	17,820
933		Christopher & Banks Corp	12,941
2,312		Claire's Stores, Inc	55,789
58		DEB Shops, Inc	1,261
618	*	Dress Barn, Inc	14,066
1,089		Finish Line, Inc (Class A)	15,888
4,196		Foot Locker, Inc	92,060
15,815		Gap, Inc	275,655
216		Goody's Family Clothing, Inc	1,635
1,169	*	HOT Topic, Inc	17,956
455	*	Jo-Ann Stores, Inc	7,871
422	*	JOS A Bank Clothiers, Inc	18,239
8,191	*	Kohl's Corp	411,024
9,011		Limited Brands, Inc	184,095
344	*	New York & Co, Inc	5,642
5,806		Nordstrom, Inc	199,262
2,109	*	Pacific Sunwear Of California, Inc	45,217
1,721	*	Payless Shoesource, Inc	29,945
3,966		Ross Stores, Inc	93,994
107	*	Shoe Carnival, Inc	1,702
709		Stage Stores, Inc	19,051
400		Syms Corp	5,356
646		Talbots, Inc	19,328
1,096	*	The Wet Seal, Inc	4,932
963	*	Too, Inc	26,415
2,640	*	Urban Outfitters, Inc	77,616
900	*	Wilsons The Leather Experts, Inc	5,490

		TOTAL APPAREL AND ACCESSORY STORES	2,226,727

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
371	*	Columbia Sportswear Co	17,214
543	*	DHB Industries, Inc	2,275
420	*	Guess ?, Inc	9,001
910	*	Gymboree Corp	12,412
644	*	Hartmarx Corp	4,218
3,114		Jones Apparel Group, Inc	88,749
705		Kellwood Co	18,224
2,845		Liz Claiborne, Inc	111,865
685		Phillips-Van Heusen Corp	21,249
1,441		Polo Ralph Lauren Corp	72,482
2,914	*	Quiksilver, Inc	42,107
707		Russell Corp	9,926
2,313		VF Corp	134,085
1,206	*	Warnaco Group, Inc	26,423

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	570,230

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

AUTO REPAIR, SERVICES AND PARKING - 0.07%
262	*	Amerco, Inc	$15,246
248		Bandag, Inc	10,629
346		Central Parking Corp	5,173
654	*	Dollar Thrifty Automotive Group, Inc	22,020
1,871		Lear Corp	63,558
730	*	Midas, Inc	14,512
109		Monro Muffler, Inc	2,863
1,367	*	PHH Corp	37,538
1,748		Ryder System, Inc	59,817
1,050	*	Wright Express Corp	22,670

		TOTAL AUTO REPAIR, SERVICES AND PARKING	254,026

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
2,751	*	Advance Auto Parts	106,409
163	*	America's Car-Mart, Inc	2,924
500	*	Asbury Automotive Group, Inc	8,515
4,627	*	Autonation, Inc	92,401
1,473	*	Autozone, Inc	122,627
2,864	*	Carmax, Inc	89,557
1,757	*	Copart, Inc	41,940
892	*	CSK Auto Corp	13,273
500		Lithia Motors, Inc (Class A)	14,490
328	*	MarineMax, Inc	8,361
2,456	*	O'Reilly Automotive, Inc	69,210
547	*	Rush Enterprises, Inc (Class A)	8,358
760		Sonic Automotive, Inc	16,887
701		United Auto Group, Inc	23,161

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	618,113

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
395	*	Central Garden & Pet Co	17,874
1,613		Fastenal Co	98,538
56,855		Home Depot, Inc	2,168,450
20,379		Lowe's Cos, Inc	1,312,407
3,023		Sherwin-Williams Co	133,224

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,730,493

BUSINESS SERVICES - 7.19%
11,799	*	3Com Corp	48,140
315	*	3D Systems Corp	7,002
825		Aaron Rents, Inc	17,449
1,217		ABM Industries, Inc	25,326
5,262	*	Activision, Inc	107,608
2,285		Acxiom Corp	42,775
862		Administaff, Inc	34,256
12,738		Adobe Systems, Inc	380,229

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

794	*	Advent Software, Inc	$21,390
839		Advo, Inc	26,252
3,228	*	Affiliated Computer Services, Inc (Class A)	176,249
800	*	Agile Software Corp	5,736
3,320	*	Akamai Technologies, Inc	52,954
2,116	*	Alliance Data Systems Corp	82,841
585	*	Altiris, Inc	8,945
791	*	AMN Healthcare Services, Inc	12,237
174	*	Ansoft Corp	5,063
786	*	Ansys, Inc	30,253
705	*	Anteon International Corp	30,146
1,585	*	Applied Digital Solutions, Inc	4,517
1,700	*	aQuantive, Inc	34,221
900	*	Arbinet-thexchange, Inc	6,480
863		Arbitron, Inc	34,382
1,822	*	Ariba, Inc	10,385
695	*	Aspen Technology, Inc	4,344
236	*	Asset Acceptance Capital Corp	7,073
1,032	*	Audible, Inc	12,683
1,169	*	Autobytel, Inc	5,857
6,083		Autodesk, Inc	282,494
15,400		Automatic Data Processing, Inc	662,816
1,183	*	Avocent Corp	37,430
300	*	Bankrate, Inc	8,229
9,135	*	BEA Systems, Inc	82,032
3,395	*	BISYS Group, Inc	45,595
480	*	Blackboard, Inc	12,005
252	*	Blue Coat Systems, Inc	10,957
6,121	*	BMC Software, Inc	129,153
2,400	*	Borland Software Corp	13,968
350	*	Bottomline Technologies, Inc	5,281
958		Brady Corp (Class A)	29,641
1,480		Brink's Co	60,769
888	*	CACI International, Inc (Class A)	53,813
7,517	*	Cadence Design Systems, Inc	121,475
1,368		Catalina Marketing Corp	31,108
1,584	*	CBIZ, Inc	8,078
388	*	CCC Information Services Group, Inc	10,138
27,791		Cendant Corp	573,606
3,921	*	Ceridian Corp	81,361
871	*	Cerner Corp	75,716
1,482		Certegy, Inc	59,310
2,240	*	Checkfree Corp	84,717
2,463	*	ChoicePoint, Inc	106,328
1,170	*	Ciber, Inc	8,693
4,657	*	Citrix Systems, Inc	117,077
300	*	Click Commerce, Inc	5,499
9,912	*	CMGI, Inc	16,553
3,399	*	CNET Networks, Inc	46,124
900	*	Cogent Communications Group, Inc	4,392
500	*	Cogent, Inc	11,875
1,131		Cognex Corp	34,009
3,527	*	Cognizant Technology Solutions Corp	164,323

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

12,238		Computer Associates International, Inc	$340,339
167		Computer Programs & Systems, Inc	5,768
4,981	*	Computer Sciences Corp	235,651
10,571	*	Compuware Corp	100,425
615	*	Concur Technologies, Inc	7,608
3,438	*	Convergys Corp	49,404
485	*	CoStar Group, Inc	22,659
565	*	Covansys Corp	9,017
1,559	*	CSG Systems International, Inc	33,846
274	*	Cyberguard Corp	2,261
769	*	Cybersource Corp	5,060
1,276		Deluxe Corp	51,244
1,104	*	Dendrite International, Inc	22,179
988	*	Digital Insight Corp	25,747
898	*	Digital River, Inc	31,295
2,039	*	DST Systems, Inc	111,798
3,901	*	Earthlink, Inc	41,741
28,589	*	eBay, Inc	1,177,867
570	*	Echelon Corp	5,250
774	*	Eclipsys Corp	13,808
313	*	eCollege.com, Inc	4,651
1,052	*	eFunds Corp	19,809
154	*	Electro Rent Corp	1,937
8,023	*	Electronic Arts, Inc	456,428
13,525		Electronic Data Systems Corp	303,501
1,285	*	Electronics for Imaging, Inc	29,478
367	*	Emageon, Inc	4,977
1,790	*	Entrust, Inc	10,024
1,073	*	Epicor Software Corp	13,949
350	*	EPIQ Systems, Inc	7,637
3,383		Equifax, Inc	118,202
403	*	Equinix, Inc	16,785
632	*	eSpeed, Inc (Class A)	4,791
900	*	F5 Networks, Inc	39,123
802		Factset Research Systems, Inc	28,262
1,771		Fair Isaac Corp	79,341
448	*	FalconStor Software, Inc	2,715
1,189	*	Filenet Corp	33,173
20,588		First Data Corp	823,520
4,989	*	Fiserv, Inc	228,845
595	*	Forrester Research, Inc	12,388
600	*	FTD Group, Inc	6,210
1,807	*	Gartner, Inc (Class A)	21,124
1,270	*	Getty Images, Inc	109,271
667		Gevity HR, Inc	18,169
4,315	*	Google, Inc (Class A)	1,365,525
3,168		GTECH Holdings Corp	101,566
509		Healthcare Services Group	9,798
472	*	Heidrick & Struggles International, Inc	15,283
2,682	*	Homestore, Inc	11,667
560	*	Hudson Highland Group, Inc	13,983
1,347	*	Hypercom Corp	8,782
1,121	*	Hyperion Solutions Corp	54,537

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

650	*	IDX Systems Corp	$28,067
900	*	iGate Corp	3,267
5,898		IMS Health, Inc	148,453
442	*	Infocrossing, Inc	4,062
2,278	*	Informatica Corp	27,382
899	*	Infospace, Inc	21,459
814		infoUSA, Inc	8,645
294	*	Innovative Solutions & Support, Inc	4,566
270		Integral Systems, Inc	5,573
861		Interactive Data Corp	19,502
718	*	Intergraph Corp	32,102
1,314	*	Intermix Media, Inc	15,715
1,072	*	Internet Capital Group, Inc	9,444
1,031	*	Internet Security Systems, Inc	24,754
11,049	*	Interpublic Group of Cos, Inc	128,610
400	*	Intervideo, Inc	4,012
1,025	*	Interwoven, Inc	8,374
388	*	Intrado, Inc	6,996
4,318	*	Intuit, Inc	193,490
1,244	*	Ipass, Inc	6,693
295	*	iPayment, Inc	11,163
2,919	*	Iron Mountain, Inc	107,127
749	*	iVillage, Inc	5,438
1,902		Jack Henry & Associates, Inc	36,899
314	*	Jamdat Mobile, Inc	6,594
844	*	JDA Software Group, Inc	12,812
14,225	*	Juniper Networks, Inc	338,413
710	*	Jupitermedia Corp	12,574
651	*	Kanbay International, Inc	12,239
1,702	*	Keane, Inc	19,454
567		Kelly Services, Inc (Class A)	17,384
700	*	Keynote Systems, Inc	9,086
719	*	Kforce, Inc	7,406
1,489	*	KFX, Inc	25,492
1,251	*	Kinetic Concepts, Inc	71,057
983	*	Korn/Ferry International	16,111
774	*	Kronos, Inc	34,551
1,234	*	Labor Ready, Inc	31,652
2,180	*	Lamar Advertising Co	98,885
1,500	*	Lawson Software, Inc	10,410
1,312	*	Lionbridge Technologies	8,856
434	*	LoJack Corp	9,175
1,970	*	Macromedia, Inc	80,120
693	*	Magma Design Automation, Inc	5,627
1,900	*	Majesco Entertainment Co	2,527
840	*	Manhattan Associates, Inc	19,488
2,454		Manpower, Inc	108,933
498	*	Mantech International Corp (Class A)	13,152
569	*	Mapinfo Corp	6,970
508	*	Marchex, Inc	8,412
400	*	Marlin Business Services, Inc	9,216
1,155	*	Matrixone, Inc	6,075
4,235	*	McAfee, Inc	133,064

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,742	*	Mentor Graphics Corp	$14,981
2,316	*	Mercury Interactive Corp	91,714
2,358	*	Micromuse, Inc	18,581
243,592		Microsoft Corp	6,267,622
425	*	MicroStrategy, Inc	29,873
1,053	*	Midway Games, Inc	15,995
2,409		MoneyGram International, Inc	52,299
2,786	*	Monster Worldwide, Inc	85,558
900	*	Motive, Inc	5,706
3,085	*	MPS Group, Inc	36,403
704	*	MRO Software, Inc	11,855
1,411		National Instruments Corp	34,767
2,287	*	NAVTEQ Corp	114,236
645	*	NCO Group, Inc	13,326
1,028		NDCHealth Corp	19,450
1,083	*	NetFlix, Inc	28,147
1,440	*	NetIQ Corp	17,626
271	*	Netratings, Inc	4,125
668	*	Netscout Systems, Inc	3,627
1,600	*	NIC, Inc	10,480
10,182	*	Novell, Inc	75,856
4,876		Omnicom Group, Inc	407,780
548	*	Online Resources Corp	5,798
335	*	Open Solutions, Inc	7,310
1,284	*	Opsware, Inc	6,664
99,717	*	Oracle Corp	1,235,494
800	*	Packeteer, Inc	10,040
7,896	*	Parametric Technology Corp	55,035
388	*	PDF Solutions, Inc	6,441
2,293	*	Perot Systems Corp (Class A)	32,446
800	*	Phase Forward, Inc	8,744
628	*	Phoenix Technologies Ltd	4,729
1,398	*	Pixar	62,225
300	*	Portfolio Recovery Associates, Inc	12,954
296	*	PRA International	8,972
972	*	Progress Software Corp	30,880
361		QAD, Inc	2,993
176		Quality Systems, Inc	12,160
1,385	*	Quest Software, Inc	20,872
583	*	Radiant Systems, Inc	6,017
438	*	Radisys Corp	8,497
2,043	*	RealNetworks, Inc	11,666
4,612	*	Red Hat, Inc	97,728
879	*	Redback Networks, Inc	8,720
200		Renaissance Learning, Inc	3,560
1,910	*	Rent-A-Center, Inc	36,882
663	*	Rent-Way, Inc	4,555
1,679		Reynolds & Reynolds Co (Class A)	46,021
4,578		Robert Half International, Inc	162,931
969		Rollins, Inc	18,915
1,554	*	RSA Security, Inc	19,751
2,656	*	S1 Corp	10,385
669	*	SafeNet, Inc	24,291

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,782	*	Salesforce.com, Inc	$41,200
1,800	*	Sapient Corp	11,250
858	*	Secure Computing Corp	9,738
849	*	Serena Software, Inc	16,921
7,580		ServiceMaster Co	102,633
141	*	SI International, Inc	4,367
13,454		Siebel Systems, Inc	138,980
500	*	Sohu.com, Inc	8,565
2,500	*	SonicWALL, Inc	15,875
6,480	*	Sonus Networks, Inc	37,584
1,300	*	Sotheby's Holdings, Inc (Class A)	21,736
1,706	*	Spherion Corp	12,966
330	*	SPSS, Inc	7,920
762	*	SRA International, Inc (Class A)	27,036
450		SS&C Technologies, Inc	16,488
227		Startek, Inc	2,996
472	*	Stellent, Inc	4,045
186	*	Stratasys, Inc	5,524
89,241	*	Sun Microsystems, Inc	349,825
1,022	*	SupportSoft, Inc	5,151
2,587	*	Sybase, Inc	60,588
984	*	SYKES Enterprises, Inc	11,710
31,408	*	Symantec Corp	711,705
4,066	*	Synopsys, Inc	76,847
77		Syntel, Inc	1,501
2,005	*	Take-Two Interactive Software, Inc	44,290
546		Talx Corp	17,903
1,044	*	TeleTech Holdings, Inc	10,461
1,866	*	THQ, Inc	39,783
5,605	*	TIBCO Software, Inc	46,858
333	*	TNS, Inc	8,075
1,127		Total System Services, Inc	26,270
466	*	TradeStation Group, Inc	4,725
1,323	*	Transaction Systems Architects, Inc	36,846
200	*	Travelzoo, Inc	4,438
1,400	*	Trizetto Group, Inc	19,768
400	*	TRM Corp	6,076
431	*	Ultimate Software Group, Inc	7,939
9,103	*	Unisys Corp	60,444
1,499		United Online, Inc	20,761
1,750	*	United Rentals, Inc	34,493
636	*	Universal Compression Holdings, Inc	25,294
2,227	*	Valueclick, Inc	38,059
611	*	Vasco Data Security International	5,542
520	*	Ventiv Health, Inc	13,629
223	*	Verint Systems, Inc	9,130
6,834	*	VeriSign, Inc	146,043
522	*	Verity, Inc	5,544
190	*	Vertrue, Inc	6,906
657		Viad Corp	17,969
687	*	Vignette Corp	10,930
131	*	Volt Information Sciences, Inc	2,662
15,108		Waste Management, Inc	432,240

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

713	*	WebEx Communications, Inc	$17,476
9,256	*	WebMD Corp	102,556
1,434	*	webMethods, Inc	10,138
600	*	Websense, Inc	30,726
2,000	*	Wind River Systems, Inc	25,860
578	*	Witness Systems, Inc	12,074
31,755	*	Yahoo!, Inc	1,074,589

		TOTAL BUSINESS SERVICES	25,918,635

CHEMICALS AND ALLIED PRODUCTS - 9.61%
4,616	*	Aastrom Biosciences, Inc	10,848
40,911		Abbott Laboratories	1,734,626
2,326	*	Abgenix, Inc	29,494
605	*	Acadia Pharmaceuticals, Inc	6,879
1,486	*	Adolor Corp	15,870
6,001		Air Products & Chemicals, Inc	330,895
646	*	Albany Molecular Research, Inc	7,868
948		Albemarle Corp	35,740
1,891		Alberto-Culver Co	84,622
618	*	Alexion Pharmaceuticals, Inc	17,106
2,524	*	Alkermes, Inc	42,403
1,204		Alpharma, Inc (Class A)	29,943
600	*	American Pharmaceutical Partners, Inc	27,396
272		American Vanguard Corp	4,980
32,763	*	Amgen, Inc	2,610,228
1,868	*	Andrx Corp	28,823
530		Arch Chemicals, Inc	12,323
941	*	Arena Pharmaceuticals, Inc	9,316
900	*	Arqule, Inc	7,047
672	*	Array Biopharma, Inc	4,825
941	*	Atherogenics, Inc	15,084
2,841	*	AVANIR Pharmaceuticals	8,779
2,956		Avery Dennison Corp	154,865
12,438		Avon Products, Inc	335,826
202		Balchem Corp	5,565
2,689	*	Barr Pharmaceuticals, Inc	147,680
700	*	Barrier Therapeutics, Inc	5,873
345	*	Bentley Pharmaceuticals, Inc	4,123
1,246	*	Bioenvision, Inc	10,005
9,068	*	Biogen Idec, Inc	358,005
1,702	*	BioMarin Pharmaceuticals, Inc	14,858
51,430		Bristol-Myers Squibb Co	1,237,406
1,771		Cabot Corp	58,461
828		Calgon Carbon Corp	6,541
463		Cambrex Corp	8,778
700	*	Caraco Pharmaceutical Laboratories Ltd	6,083
1,100		Celanese Corp (Series A)	18,975
922	*	Cell Genesys, Inc	5,053
1,418	*	Cell Therapeutics, Inc	4,055
1,633	*	Cephalon, Inc	75,804
1,634	*	Charles River Laboratories International, Inc	71,275
380	*	Chattem, Inc	13,490
5,934		Chemtura Corp	73,700

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,682	*	Chiron Corp	$116,989
1,719		Church & Dwight Co, Inc	63,500
3,940		Clorox Co	218,828
13,833		Colgate-Palmolive Co	730,244
900	*	Connetics Corp	15,219
1,133	*	Cubist Pharmaceuticals, Inc	24,405
1,167	*	Curis, Inc	5,356
827	*	Cypress Bioscience, Inc	4,474
1,142		Cytec Industries, Inc	49,540
2,200		Dade Behring Holdings, Inc	80,652
1,627	*	Dendreon Corp	10,917
584		Diagnostic Products Corp	30,794
395	*	Digene Corp	11,258
1,316	*	Discovery Laboratories, Inc	8,488
594	*	Dov Pharmaceutical, Inc	10,086
25,310		Dow Chemical Co	1,054,668
26,253		Du Pont (E.I.) de Nemours & Co	1,028,330
855	*	Durect Corp	5,857
422	*	Dusa Pharmaceuticals, Inc	4,473
2,181		Eastman Chemical Co	102,442
4,932		Ecolab, Inc	157,479
25,772		Eli Lilly & Co	1,379,317
562	*	Elizabeth Arden, Inc	12,128
1,500	*	Encysive Pharmaceuticals, Inc	17,670
3,143		Engelhard Corp	87,721
1,167	*	Enzon Pharmaceuticals, Inc	7,737
642	*	EPIX Pharmaceuticals, Inc	4,943
3,631		Estee Lauder Cos (Class A)	126,468
879	*	Eyetech Pharmaceuticals, Inc	15,787
943		Ferro Corp	17,276
739	*	First Horizon Pharmaceutical Corp	14,684
979	*	FMC Corp	56,018
9,161	*	Forest Laboratories, Inc	357,004
12,287	*	Genentech, Inc	1,034,688
624	*	Genitope Corp	4,331
6,504	*	Genzyme Corp	465,947
876		Georgia Gulf Corp	21,094
1,870	*	Geron Corp	19,205
11,818	*	Gilead Sciences, Inc	576,246
23,646		Gillette Co	1,376,197
790		H.B. Fuller Co	24,553
300	*	Hi-Tech Pharmacal Co, Inc	9,024
4,106	*	Hospira, Inc	168,223
3,724	*	Human Genome Sciences, Inc	50,609
1,700	*	Huntsman Corp	33,235
333	*	Idenix Pharmaceuticals, Inc	8,358
938	*	Idexx Laboratories, Inc	62,733
1,739	*	ImClone Systems, Inc	54,692
1,156	*	Immucor, Inc	31,721
1,000	*	Immunogen, Inc	7,340
800	*	Inspire Pharmaceuticals, Inc	6,080
143		Inter Parfums, Inc	2,816
672	*	InterMune, Inc	11,122

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,470		International Flavors & Fragrances, Inc	$88,031
1,000	*	Introgen Therapeutics, Inc	5,220
334	*	Inverness Medical Innovations, Inc	8,861
1,520	*	Invitrogen Corp	114,350
5,250	*	IVAX Corp	138,390
6,296	*	King Pharmaceuticals, Inc	96,832
280	*	Kos Pharmaceuticals, Inc	18,740
47		Kronos Worldwide, Inc	1,492
1,171	*	KV Pharmaceutical Co (Class A)	20,809
1,854		Lubrizol Corp	80,334
5,284		Lyondell Chemical Co	151,228
758		MacDermid, Inc	19,905
400		Mannatech, Inc	4,740
800	*	Martek Biosciences Corp	28,104
2,600	*	Medarex, Inc	24,752
1,220	*	Medicines Co	28,072
1,487		Medicis Pharmaceutical Corp (Class A)	48,417
6,627	*	Medimmune, Inc	222,999
58,016		Merck & Co, Inc	1,578,615
424		Meridian Bioscience, Inc	8,777
2,000	*	MGI Pharma, Inc	46,620
8,169	*	Millennium Pharmaceuticals, Inc	76,217
579		Minerals Technologies, Inc	33,125
300	*	Momenta Pharmaceuticals, Inc	8,175
6,991		Monsanto Co	438,685
3,476	*	Mosaic Co	55,686
5,970		Mylan Laboratories, Inc	114,982
825	*	Myogen, Inc	19,388
1,400	*	Nabi Biopharmaceuticals	18,340
2,176	*	Nalco Holding Co	36,709
460	*	Nastech Pharmaceutical Co, Inc	6,504
1,623	*	NBTY, Inc	38,141
1,057	*	Neurocrine Biosciences, Inc	51,994
600	*	NewMarket Corp	10,404
400	*	NitroMed, Inc	7,200
82		NL Industries, Inc	1,541
536	*	Northfield Laboratories, Inc	6,914
885	*	Noven Pharmaceuticals, Inc	12,390
1,049	*	NPS Pharmaceuticals, Inc	10,605
798	*	Nuvelo, Inc	7,661
145		Octel Corp	2,417
1,642		Olin Corp	31,182
890	*	OM Group, Inc	17,916
939	*	Onyx Pharmaceuticals, Inc	23,456
970	*	OraSure Technologies, Inc	9,147
1,400	*	OSI Pharmaceuticals, Inc	40,936
1,000	*	Pain Therapeutics, Inc	6,290
915	*	Par Pharmaceutical Cos, Inc	24,357
695	*	Parexel International Corp	13,963
200	*	Parlux Fragrances, Inc	5,828
700	*	Penwest Pharmaceuticals Co	12,271
2,191		Perrigo Co	31,353
195,952		Pfizer, Inc	4,892,921

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

635	*	Pharmion Corp	$13,849
291	*	Pioneer Cos, Inc	7,001
1,878	*	PolyOne Corp	11,381
607	*	Pozen, Inc	6,671
4,532		PPG Industries, Inc	268,249
8,429		Praxair, Inc	404,002
733	*	Prestige Brands Holdings, Inc	9,031
65,701		Procter & Gamble Co	3,906,581
216	*	Progenics Pharmaceuticals, Inc	5,121
2,680	*	Protein Design Labs, Inc	75,040
502	*	Renovis, Inc	6,792
4,110	*	Revlon, Inc (Class A)	13,234
4,207		Rohm & Haas Co	173,034
3,267		RPM International, Inc	60,113
1,014	*	Salix Pharmaceuticals Ltd	21,548
38,566		Schering-Plough Corp	811,814
568		Scotts Miracle-Gro Co (Class A)	49,944
1,177		Sensient Technologies Corp	22,304
2,957	*	Sepracor, Inc	174,433
919	*	Serologicals Corp	20,733
1,764		Sigma-Aldrich Corp	113,002
1,666	*	StemCells, Inc	9,196
422		Stepan Co	10,575
1,247	*	SuperGen, Inc	7,856
371	*	SurModics, Inc	14,354
603	*	Tanox, Inc	8,834
2,443	*	Terra Industries, Inc	16,246
862		UAP Holding Corp	15,602
700	*	United Therapeutics Corp	48,860
238	*	USANA Health Sciences, Inc	11,353
2,541		USEC, Inc	28,358
2,420		Valeant Pharmaceuticals International	48,594
2,872		Valspar Corp	64,218
2,139	*	VCA Antech, Inc	54,587
2,479	*	Vertex Pharmaceuticals, Inc	55,406
2,909	*	Watson Pharmaceuticals, Inc	106,498
928		Wellman, Inc	5,874
346		Westlake Chemical Corp	9,370
1,796	*	WR Grace & Co	16,074
35,278		Wyeth	1,632,313
500	*	Zymogenetics, Inc	8,250

		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,638,763

COAL MINING - 0.21%
600	*	Alpha Natural Resources, Inc	18,024
1,720		Arch Coal, Inc	116,100
2,379		Consol Energy, Inc	181,446
700		Foundation Coal Holdings, Inc	26,915
340	*	James River Coal Co	17,160
2,003		Massey Energy Co	102,293
3,410		Peabody Energy Corp	287,634

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

390		Penn Virginia Corp	$22,507

		TOTAL COAL MINING	772,079

COMMUNICATIONS - 4.28%
1,713		Adtran, Inc	53,959
867	*	Airspan Networks, Inc	4,361
3,463	*	Alamosa Holdings, Inc	59,252
800		Alaska Communications Systems Group, Inc	9,152
9,039		Alltel Corp	588,529
10,100	*	American Tower Corp (Class A)	251,995
780		Anixter International, Inc	31,457
20,869		AT&T Corp	413,206
447	*	Audiovox Corp (Class A)	6,249
12,452	*	Avaya, Inc	128,256
81	*	Beasley Broadcast Group, Inc (Class A)	1,138
48,319		BellSouth Corp	1,270,790
816	*	Brightpoint, Inc	15,618
5,207	*	Cablevision Systems Corp (Class A)	159,699
573	*	Centennial Communications Corp	8,584
3,512		CenturyTel, Inc	122,850
7,200	*	Charter Communications, Inc (Class A)	10,800
6,901	*	Cincinnati Bell, Inc	30,433
1,135	*	Citadel Broadcasting Corp	15,584
8,886		Citizens Communications Co	120,405
14,447	*	Clear Channel Communications, Inc	475,162
53,603	*	Comcast Corp (Class A)	1,574,856
582		Commonwealth Telephone Enterprises, Inc	21,941
864	*	Cox Radio, Inc (Class A)	13,133
5,707	*	Crown Castle International Corp	140,563
240	*	Crown Media Holdings, Inc (Class A)	2,628
470		CT Communications, Inc	5,814
1,076	*	Cumulus Media, Inc (Class A)	13,439
18,286	*	DIRECTV Group, Inc	273,924
3,100	*	Dobson Communications Corp (Class A)	23,808
6,089		EchoStar Communications Corp (Class A)	180,052
1,072	*	Emmis Communications Corp (Class A)	23,680
1,079	*	Entercom Communications Corp	34,086
1,997	*	Entravision Communications Corp (Class A)	15,716
700		Fairpoint Communications, Inc	10,241
168	*	Fisher Communications, Inc	7,822
3,132	*	Foundry Networks, Inc	39,776
1,242	*	General Communication, Inc (Class A)	12,296
882		Global Payments, Inc	68,549
565		Golden Telecom, Inc	17,837
1,071		Gray Television, Inc	11,342
981		Hearst-Argyle Television, Inc	25,202
5,284	*	IAC/InterActiveCorp	133,949
1,514	*	IDT Corp (Class B)	18,456
413	*	InPhonic, Inc	5,679
1,193	*	Insight Communications Co, Inc	13,875
600		Iowa Telecommunications Services, Inc	10,092

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

617	*	j2 Global Communications, Inc	$24,939
18,109	*	Level 3 Communications, Inc	42,013
361		Liberty Corp	16,927
12,266	*	Liberty Global, Inc	332,163
72,978	*	Liberty Media Corp (Class A)	587,473
717	*	Lin TV Corp (Class A)	10,002
281	*	Lodgenet Entertainment Corp	4,139
1,415	*	Mastec, Inc	15,424
7,325	*	MCI, Inc	185,835
3,516	v*	McLeod (Escrow)	-
1,695	*	Mediacom Communications Corp	12,509
4,998	*	NCR Corp	159,486
500	*	NeuStar, Inc	15,995
3,975	*	Nextel Partners, Inc (Class A)	99,773
1,604	*	NII Holdings, Inc (Class B)	135,458
356		North Pittsburgh Systems, Inc	7,266
600	*	Novatel Wireless, Inc	8,682
1,928	*	NTL, Inc	128,790
1,308		PanAmSat Holding Corp	31,654
2,046	*	Premiere Global Services, Inc	16,736
1,221	*	Price Communications Corp	20,085
40,227	*	Qwest Communications International, Inc	164,931
1,864	*	Radio One, Inc (Class D)	24,512
597	*	RCN Corp	12,668
1,600	*	Regent Communications, Inc	8,416
461	*	Saga Communications, Inc (Class A)	6,131
270	*	Salem Communications Corp (Class A)	4,979
1,917	*	SBA Communications Corp	29,618
86,882		SBC Communications, Inc	2,082,562
288		Shenandoah Telecom Co	11,863
1,294		Sinclair Broadcast Group, Inc (Class A)	11,478
1,300	*	Spanish Broadcasting System, Inc (Class A)	9,334
73,457		Sprint Nextel Corp	1,746,807
581		SureWest Communications	16,663
449	*	Syniverse Holdings, Inc	6,915
1,014	*	Talk America Holdings, Inc	9,562
2,830		Telephone and Data Systems, Inc (Non-Vote)	110,370
1,200	*	Telkonet, Inc	4,704
900	*	Terremark Worldwide, Inc	3,951
2,300	*	TiVo, Inc	12,627
1,981	*	Ubiquitel, Inc	17,314
5,944	*	Univision Communications, Inc (Class A)	157,694
403	*	US Cellular Corp	21,528
665	*	USA Mobility, Inc	17,942
800		Valor Communications Group, Inc	10,904
72,910		Verizon Communications, Inc	2,383,428
535	*	West Corp	20,004
1,100	*	Wireless Facilities, Inc	6,380
5,519	*	XM Satellite Radio Holdings, Inc	198,187

		TOTAL COMMUNICATIONS	15,443,056

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 9.46%
187		1st Source Corp	$4,329
162		ABC Bancorp	3,109
254	*	ACE Cash Express, Inc	4,956
336		Alabama National Bancorp	21,484
806		Amcore Financial, Inc	25,155
1,776		Amegy Bancorp, Inc	40,191
183	*	AmericanWest Bancorp	4,240
219		Ames National Corp	6,044
9,322		AmSouth Bancorp	235,474
495		Anchor Bancorp Wisconsin, Inc	14,593
138		Arrow Financial Corp	3,743
3,416		Associated Banc-Corp	104,120
2,554		Astoria Financial Corp	67,477
53		Bancfirst Corp	4,505
2,175		Bancorpsouth, Inc	49,699
300		BancTrust Financial Group, Inc	5,784
1,100		Bank Mutual Corp	11,792
105,995		Bank of America Corp	4,462,390
378		Bank of Granite Corp	7,197
1,361		Bank of Hawaii Corp	66,988
20,532		Bank of New York Co, Inc	603,846
500		Bank of the Ozarks, Inc	17,165
1,300		BankAtlantic Bancorp, Inc (Class A)	22,087
1,000		BankUnited Financial Corp (Class A)	22,870
400		Banner Corp	10,656
14,433		BB&T Corp	563,609
145		Berkshire Hills Bancorp, Inc	4,930
605		BOK Financial Corp	29,143
878		Boston Private Financial Holdings, Inc	23,302
2,000		Brookline Bancorp, Inc	31,640
310		Camden National Corp	11,678
401		Capital City Bank Group, Inc	15,122
239		Capital Corp of the West	7,301
126	*	Capital Crossing Bank	4,377
321		Capitol Bancorp Ltd	10,400
610		Capitol Federal Financial	20,874
700	*	Cardinal Financial Corp	6,755
337		Cascade Bancorp	7,040
1,326		Cathay General Bancorp	47,020
297		Center Financial Corp	6,979
152	*	Central Coast Bancorp	3,239
793		Central Pacific Financial Corp	27,898
149		Charter Financial Corp	5,079
654		Chemical Financial Corp	21,255
1,470		Chittenden Corp	38,970
137,061		Citigroup, Inc	6,239,017
213		Citizens & Northern Corp	5,687
1,342		Citizens Banking Corp	38,113
400		City Bank	13,692
463		City Holding Co	16,557
1,146		City National Corp	80,323
160		Coastal Financial Corp	2,408

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

150		CoBiz, Inc	$2,791
3,766		Colonial Bancgroup, Inc	84,358
179		Columbia Bancorp	7,194
530		Columbia Banking System, Inc	13,902
4,447		Comerica, Inc	261,928
4,148		Commerce Bancorp, Inc	127,302
1,507		Commerce Bancshares, Inc	77,580
1,023		Commercial Capital Bancorp, Inc	17,391
1,028		Commercial Federal Corp	35,096
910		Community Bank System, Inc	20,566
436		Community Banks, Inc	12,256
435		Community Trust Bancorp, Inc	13,998
3,348		Compass Bancshares, Inc	153,439
470		Corus Bankshares, Inc	25,770
1,354		Cullen/Frost Bankers, Inc	66,806
1,267		CVB Financial Corp	23,566
759		Dime Community Bancshares	11,172
476		Downey Financial Corp	28,988
1,506		East West Bancorp, Inc	51,264
815	*	Euronet Worldwide, Inc	24,116
112		Farmers Capital Bank Corp	3,470
750		Fidelity Bankshares, Inc	22,912
12,468		Fifth Third Bancorp	457,950
500		Financial Institutions, Inc	9,205
450		First Bancorp (North Carolina)	9,018
2,064		First Bancorp (Puerto Rico)	34,923
211		First Busey Corp (Class A)	4,108
859		First Charter Corp	21,028
140		First Citizens Bancshares, Inc (Class A)	23,891
1,674		First Commonwealth Financial Corp	22,314
332		First Community Bancorp, Inc	15,880
243		First Community Bancshares, Inc	7,130
973		First Financial Bancorp	18,098
620		First Financial Bankshares, Inc	21,595
446		First Financial Corp (Indiana)	12,042
450		First Financial Holdings, Inc	13,824
3,292		First Horizon National Corp	119,664
354		First Indiana Corp	12,061
380		First Merchants Corp	9,815
1,305		First Midwest Bancorp, Inc	48,598
3,420		First Niagara Financial Group, Inc	49,385
237		First Oak Brook Bancshares, Inc	7,179
175		First Place Financial Corp	3,880
510		First Republic Bank	17,967
200		First South Bancorp, Inc	6,662
400		First State Bancorporation	8,476
369	*	FirstFed Financial Corp	19,856
2,164		FirstMerit Corp	57,974
900		Flagstar Bancorp, Inc	14,490
590		Flushing Financial Corp	9,658
1,224		FNB Corp	21,151
179		FNB Corp (Virginia)	4,955
529	*	Franklin Bank Corp	8,543

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

1,993	Fremont General Corp	$43,507
624	Frontier Financial Corp	18,096
3,926	Fulton Financial Corp	65,760
150	GB&T Bancshares, Inc	3,184
1,013	Glacier Bancorp, Inc	31,271
1,000	Gold Banc Corp, Inc	14,900
6,606	Golden West Financial Corp	392,330
250	Great Southern Bancorp, Inc	7,480
1,352	Greater Bay Bancorp	33,313
766	Hancock Holding Co	26,151
1,034	Hanmi Financial Corp	18,560
748	Harbor Florida Bancshares, Inc	27,130
772	Harleysville National Corp	16,945
459	Heartland Financial USA, Inc	8,918
311	Heritage Commerce Corp	6,469
4,084	Hibernia Corp (Class A)	122,683
261	Horizon Financial Corp	5,742
15,008	Hudson City Bancorp, Inc	178,595
1,309	Hudson United Bancorp	55,410
5,961	Huntington Bancshares, Inc	133,944
228	IBERIABANK Corp	12,118
1,857	Independence Community Bank Corp	63,305
283		Independent Bank Corp (Massachusetts)	8,598
477		Independent Bank Corp (Michigan)	13,852
1,708		IndyMac Bancorp, Inc	67,603
667		Integra Bank Corp	14,474
325		Interchange Financial Services Corp	5,609
1,178		International Bancshares Corp	34,987
1,743		Investors Financial Services Corp	57,345
441		Irwin Financial Corp	8,992
126	*	ITLA Capital Corp	6,614
92,696		JPMorgan Chase & Co	3,145,175
558		Kearny Financial Corp	6,975
10,624		Keycorp	342,624
600		KNBT Bancorp, Inc	9,342
583		Lakeland Bancorp, Inc	8,937
69		Lakeland Financial Corp	2,853
2,033		M&T Bank Corp	214,908
271		Macatawa Bank Corp	9,271
757		MAF Bancorp, Inc	31,037
400		Main Street Banks, Inc	10,720
294		MainSource Financial Group, Inc	5,213
6,056		Marshall & Ilsley Corp	263,497
443		MB Financial, Inc	17,268
600		MBT Financial Corp	11,058
11,084		Mellon Financial Corp	354,355
141		Mercantile Bank Corp	6,033
2,070		Mercantile Bankshares Corp	111,532
584		Mid-State Bancshares	16,066
427		Midwest Banc Holdings, Inc	9,872
800		Nara Bancorp, Inc	11,960
200		NASB Financial, Inc	8,000
14,968		National City Corp	500,530

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

727		National Penn Bancshares, Inc	$18,095
194		NBC Capital Corp	4,866
1,016		NBT Bancorp, Inc	23,967
1,289		NetBank, Inc	10,712
6,833		New York Community Bancorp, Inc	112,061
2,984		NewAlliance Bancshares, Inc	43,686
12,505		North Fork Bancorporation, Inc	318,878
206	*	Northern Empire Bancshares	5,134
5,185		Northern Trust Corp	262,102
255		Northwest Bancorp, Inc	5,419
375		OceanFirst Financial Corp	9,053
1,788		Old National Bancorp	37,941
254		Old Second Bancorp, Inc	7,579
333		Omega Financial Corp	9,334
478		Oriental Financial Group, Inc	5,851
1,362		Pacific Capital Bancorp	45,341
344		Park National Corp	37,245
1,309		Partners Trust Financial Group, Inc	15,080
220		Peapack Gladstone Financial Corp	6,037
236		Pennfed Financial Services, Inc	4,314
322		Peoples Bancorp, Inc	8,897
1,795		People's Bank	52,019
612		PFF Bancorp, Inc	18,519
7,586		PNC Financial Services Group, Inc	440,140
7,218		Popular, Inc	174,820
200		Preferred Bank	8,038
400		PrivateBancorp, Inc	13,712
450		Prosperity Bancshares, Inc	13,612
780		Provident Bankshares Corp	27,128
139		Provident Financial Holdings	3,899
1,599		Provident Financial Services, Inc	28,142
1,047		Provident New York Bancorp	12,218
738		R & G Financial Corp (Class B)	10,148
12,083		Regions Financial Corp	376,023
150		Renasant Corp	4,747
110		Republic Bancorp, Inc (Class A) (Kentucky)	2,301
2,040		Republic Bancorp, Inc (Michigan)	28,846
312		Royal Bancshares of Pennsylvania (Class A)	6,970
701		S&T Bancorp, Inc	26,498
400		S.Y. Bancorp, Inc	9,512
404		Sandy Spring Bancorp, Inc	13,615
158		Santander BanCorp	3,891
319		SCBT Financial Corp	10,074
476		Seacoast Banking Corp of Florida	11,153
202		Security Bank Corp	5,028
302	*	Signature Bank	8,151
456		Simmons First National Corp (Class A)	13,005
2,518		Sky Financial Group, Inc	70,781
1,740		South Financial Group, Inc	46,702
300		Southside Bancshares, Inc	5,703
340		Southwest Bancorp, Inc	7,470
9,500		Sovereign Bancorp, Inc	209,380
264		State Bancorp, Inc	4,731

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

137		State Financial Services Corp (Class A)	$5,003
8,605		State Street Corp	420,957
480		Sterling Bancorp	10,805
1,322		Sterling Bancshares, Inc	19,447
721		Sterling Financial Corp (Pennsylvania)	14,528
858		Sterling Financial Corp (Spokane)	19,348
278		Suffolk Bancorp	8,871
346	*	Sun Bancorp, Inc (New Jersey)	7,297
9,491		SunTrust Banks, Inc	659,150
1,209		Susquehanna Bancshares, Inc	29,064
1,048	*	SVB Financial Group	50,975
8,084		Synovus Financial Corp	224,088
3,521		TCF Financial Corp	94,187
2,014		TD Banknorth, Inc	60,702
561	*	Texas Capital Bancshares, Inc	11,865
1,226		Texas Regional Bancshares, Inc (Class A)	35,297
700		TierOne Corp	18,417
244		Tompkins Trustco, Inc	10,553
138		Trico Bancshares	2,970
2,095		Trustco Bank Corp NY	26,250
1,343		Trustmark Corp	37,402
2,592		UCBH Holdings, Inc	47,485
385		UMB Financial Corp	25,287
1,471		Umpqua Holdings Corp	35,775
103		Union Bankshares Corp	4,303
1,400		UnionBanCal Corp	97,608
1,161		United Bankshares, Inc	40,577
790		United Community Banks, Inc	22,515
933		United Community Financial Corp	10,468
200		United Security Bancshares	5,488
298		Univest Corp of Pennsylvania	8,240
466		Unizan Financial Corp	11,282
48,158		US Bancorp	1,352,277
536		USB Holding Co, Inc	12,221
2,604		Valley National Bancorp	59,632
204		Vineyard National Bancorp	6,028
200	*	Virginia Commerce Bancorp	5,416
99		Virginia Financial Group, Inc	3,569
3,203		W Holding Co, Inc	30,621
41,478		Wachovia Corp	1,973,938
2,302		Washington Federal, Inc	51,933
23,004		Washington Mutual, Inc	902,217
378		Washington Trust Bancorp, Inc	10,278
1,357		Webster Financial Corp	61,011
44,468		Wells Fargo & Co	2,604,491
594		WesBanco, Inc	16,335
525		West Bancorporation, Inc	9,723
463		West Coast Bancorp	11,575
942		Westamerica Bancorporation	48,654
141	*	Western Sierra Bancorp	4,856
300		Westfield Financial, Inc	7,050
1,690		Whitney Holding Corp	45,698
1,670		Wilmington Trust Corp	60,871

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

396		Wilshire Bancorp, Inc	$6,059
687		Wintrust Financial Corp	34,529
200		WSFS Financial Corp	11,778
400		Yardville National Bancorp	14,100
2,321		Zions Bancorporation	165,278

		TOTAL DEPOSITORY INSTITUTIONS	34,125,508

EATING AND DRINKING PLACES - 0.71%
512		AFC Enterprises	5,908
2,086		Applebees International, Inc	43,159
1,873		Aramark Corp (Class B)	50,028
289	*	BJ's Restaurants, Inc	5,904
945		Bob Evans Farms, Inc	21,461
2,342		Brinker International, Inc	87,966
131	*	Buffalo Wild Wings, Inc	3,472
599	*	California Pizza Kitchen, Inc	17,515
1,237		CBRL Group, Inc	41,637
944	*	CEC Entertainment, Inc	29,981
1,195		CKE Restaurants, Inc	15,750
4,080		Darden Restaurants, Inc	123,910
298	*	Dave & Buster's, Inc	3,978
2,338	*	Denny's Corp	9,703
801		Domino's Pizza, Inc	18,679
571		IHOP Corp	23,263
985	*	Jack in the Box, Inc	29,461
1,773	*	Krispy Kreme Doughnuts, Inc	11,099
601		Landry's Restaurants, Inc	17,609
325		Lone Star Steakhouse & Saloon, Inc	8,450
602	*	Luby's, Inc	7,862
33,325		McDonald's Corp	1,116,054
553	*	O'Charleys, Inc	7,913
1,645		Outback Steakhouse, Inc	60,207
285	*	Papa John's International, Inc	14,284
797	*	PF Chang's China Bistro, Inc	35,730
964	*	Rare Hospitality International, Inc	24,775
371	*	Red Robin Gourmet Burgers, Inc	17,007
1,727		Ruby Tuesday, Inc	37,580
1,125	*	Ryan's Restaurant Group, Inc	13,129
1,821	*	Sonic Corp	49,804
1,092	*	Texas Roadhouse, Inc (Class A)	16,271
2,120	*	The Cheesecake Factory, Inc	66,229
890	*	The Steak N Shake Co	16,153
922		Triarc Cos (Class B)	14,079
2,998	*	Wendy's International, Inc	135,360
7,549		Yum! Brands, Inc	365,447

		TOTAL EATING AND DRINKING PLACES	2,566,817

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES	VALUE

EDUCATIONAL SERVICES - 0.18%
3,804	*	Apollo Group, Inc (Class A)	$252,548
2,675	*	Career Education Corp	95,123
2,375	*	Corinthian Colleges, Inc	31,516
1,326	*	DeVry, Inc	25,260
470	*	Educate, Inc	7,050
1,844	*	Education Management Corp	59,451
1,267	*	ITT Educational Services, Inc	62,526
1,286	*	Laureate Education, Inc	62,975
262	*	Learning Tree International, Inc	3,458
381		Strayer Education, Inc	36,012
561	*	Universal Technical Institute, Inc	19,977

		TOTAL EDUCATIONAL SERVICES	655,896

ELECTRIC, GAS, AND SANITARY SERVICES - 4.18%
17,012	*	AES Corp	279,507
2,014		AGL Resources, Inc	74,740
4,238	*	Allegheny Energy, Inc	130,191
847		Allete, Inc	38,801
3,079		Alliant Energy Corp	89,691
5,498	*	Allied Waste Industries, Inc	46,458
5,204		Ameren Corp	278,362
400		American Ecology Corp	7,848
10,005		American Electric Power Co, Inc	397,199
401		American States Water Co	13,417
2,486		Aqua America, Inc	94,518
9,595	*	Aquila, Inc	37,996
2,086		Atmos Energy Corp	58,930
1,238		Avista Corp	24,017
875		Black Hills Corp	37,949
444		California Water Service Group	18,293
15,631	*	Calpine Corp	40,484
442		Cascade Natural Gas Corp	9,622
553	*	Casella Waste Systems, Inc (Class A)	7,261
7,520		Centerpoint Energy, Inc	111,822
400		Central Vermont Public Service Corp	7,000
463		CH Energy Group, Inc	21,983
5,267		Cinergy Corp	233,907
400	*	Clean Harbors, Inc	13,580
1,455		Cleco Corp	34,309
5,689	*	CMS Energy Corp	93,584
300		Connecticut Water Service, Inc	7,416
6,512		Consolidated Edison, Inc	316,158
4,628		Constellation Energy Group, Inc	285,085
157		Crosstex Energy, Inc	10,042
8,972		Dominion Resources, Inc	772,848
3,371		DPL, Inc	93,714
4,581		DTE Energy Co	210,085
24,467		Duke Energy Corp	713,702
1,878		Duquesne Light Holdings, Inc	32,320
205	*	Duratek, Inc	3,747

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

8,957	*	Dynegy, Inc (Class A)	$42,187
8,462		Edison International	400,083
17,266		El Paso Corp	239,997
1,465	*	El Paso Electric Co	30,545
665		Empire District Electric Co	15,209
1,914		Energen Corp	82,800
3,844		Energy East Corp	96,830
177		EnergySouth, Inc	4,883
5,625		Entergy Corp	418,050
17,522		Exelon Corp	936,376
8,799		FirstEnergy Corp	458,604
10,416		FPL Group, Inc	495,802
2,033		Great Plains Energy, Inc	60,807
2,242		Hawaiian Electric Industries, Inc	62,507
1,026		Idacorp, Inc	30,913
4,193		KeySpan Corp	154,219
2,569		Kinder Morgan, Inc	247,035
511		Laclede Group, Inc	16,602
3,272		MDU Resources Group, Inc	116,647
496		Metal Management, Inc	12,574
461		MGE Energy, Inc	16,831
266		Middlesex Water Co	5,972
1,966		National Fuel Gas Co	67,237
729		New Jersey Resources Corp	33,519
1,150		Nicor, Inc	48,335
7,047		NiSource, Inc	170,890
3,475		Northeast Utilities	69,326
689		Northwest Natural Gas Co	25,645
933		NorthWestern Corp	28,167
2,151	*	NRG Energy, Inc	91,633
2,778		NSTAR	80,340
2,378		OGE Energy Corp	66,822
2,654		Oneok, Inc	90,289
890		Otter Tail Corp	27,537
1,085		Peoples Energy Corp	42,727
4,920		Pepco Holdings, Inc	114,488
9,682		PG&E Corp	380,019
90	*	Pico Holdings, Inc	3,163
2,034		Piedmont Natural Gas Co, Inc	51,196
2,464		Pinnacle West Capital Corp	108,613
1,364	*	Plug Power, Inc	9,275
1,795		PNM Resources, Inc	51,463
9,884		PPL Corp	319,550
445	v*	Progress Energy Inc (Cvo)	4
6,543		Progress Energy, Inc	292,799
6,259		Public Service Enterprise Group, Inc	402,829
2,695		Puget Energy, Inc	63,279
2,210		Questar Corp	194,745
8,031	*	Reliant Energy, Inc	123,999
3,574		Republic Services, Inc	126,126
800	Resource America, Inc (Class A)	14,184
2,837	SCANA Corp	119,835
6,802	Sempra Energy	320,102

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,095	*	Sierra Pacific Resources	$45,961
324		SJW Corp	15,643
672		South Jersey Industries, Inc	19,582
19,632		Southern Co	702,040
2,494	*	Southern Union Co	64,291
816		Southwest Gas Corp	22,350
464		Southwest Water Co	6,729
1,260	*	Stericycle, Inc	72,009
5,187		TECO Energy, Inc	93,470
6,331		TXU Corp	714,643
2,660		UGI Corp	74,879
345		UIL Holdings Corp	18,047
758		Unisource Energy Corp	25,196
2,227		Vectren Corp	63,135
1,137	*	Waste Connections, Inc	39,886
1,695	*	Waste Services, Inc	6,272
2,264		Westar Energy, Inc	54,630
1,477		Western Gas Resources, Inc	75,667
1,375		WGL Holdings, Inc	44,179
14,871		Williams Cos, Inc	372,519
3,053		Wisconsin Energy Corp	121,876
1,065		WPS Resources Corp	61,557
10,830		Xcel Energy, Inc	212,376

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,057,132

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.93%
722	*	Actel Corp	10,440
1,166		Acuity Brands, Inc	34,595
2,884	*	Adaptec, Inc	11,046
3,168	*	ADC Telecommunications, Inc	72,420
609	*	Advanced Energy Industries, Inc	6,553
10,177	*	Advanced Micro Devices, Inc	256,460
1,672	*	Aeroflex, Inc	15,650
4,946	*	Agere Systems, Inc	51,488
1,977		Alliance One International, Inc	6,999
9,684	*	Altera Corp	185,061
4,357		American Power Conversion Corp	112,846
687	*	American Superconductor Corp	7,110
1,842		Ametek, Inc	79,151
982	*	AMIS Holdings, Inc	11,646
3,231	*	Amkor Technology, Inc	14,152
2,296		Amphenol Corp (Class A)	92,621
9,841		Analog Devices, Inc	365,495
4,336	*	Andrew Corp	48,346
9,310	*	Applied Micro Circuits Corp	27,930
235		Applied Signal Technology, Inc	4,484
3,190	*	Arris Group, Inc	37,833
1,226	*	Artesyn Technologies, Inc	11,402
903	*	Atheros Communications, Inc	8,813
12,110	*	Atmel Corp	24,947
973	*	ATMI, Inc	30,163

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,162		AVX Corp	$14,804
810		Baldor Electric Co	20,533
257		Bel Fuse, Inc (Class B)	9,363
1,297	*	Benchmark Electronics, Inc	39,066
7,200	*	Broadcom Corp (Class A)	337,752
1,170	*	Broadwing Corp	5,838
596		C&D Technologies, Inc	5,608
74	*	Catapult Communications Corp	1,357
931	*	C-COR, Inc	6,284
673	*	Ceradyne, Inc	24,686
1,008	*	Checkpoint Systems, Inc	23,910
15,634	*	Ciena Corp	41,274
170,242	*	Cisco Systems, Inc	3,052,439
600	*	Color Kinetics, Inc	9,000
456	*	Comtech Telecommunications Corp	18,910
5,207	*	Comverse Technology, Inc	136,788
10,588	*	Conexant Systems, Inc	18,953
2,139	*	Cree, Inc	53,518
1,104		CTS Corp	13,358
360		Cubic Corp	6,163
1,006	*	Cymer, Inc	31,508
3,443	*	Cypress Semiconductor Corp	51,817
166	*	Diodes, Inc	6,019
695	*	Ditech Communications Corp	4,684
721	*	Dolby Laboratories, Inc (Class A)	11,536
795	*	DSP Group, Inc	20,400
473	*	DTS, Inc	7,965
1,002	*	Electro Scientific Industries, Inc	22,405
1,200	*	Emcore Corp	7,344
10,960		Emerson Electric Co	786,928
179	*	EndWave Corp	2,309
1,851	*	Energizer Holdings, Inc	104,952
595	*	Energy Conversion Devices, Inc	26,704
1,186	*	EnerSys	17,992
1,043	*	Evergreen Solar, Inc	9,731
901	*	Exar Corp	12,632
2,833	*	Fairchild Semiconductor International, Inc	42,098
4,657	*	Finisar Corp	6,380
576		Franklin Electric Co, Inc	23,841
10,624	*	Freescale Semiconductor, Inc (Class B)	250,514
1,189	*	FuelCell Energy, Inc	13,043
6,578	*	Gemstar-TV Guide International, Inc	19,471
279,081		General Electric Co	9,396,657
625	*	Genlyte Group, Inc	30,050
1,777	*	Glenayre Technologies, Inc	6,379
2,670	*	GrafTech International Ltd	14,498
567	*	Greatbatch, Inc	15,558
1,753		Harman International Industries, Inc	179,279
2,383	*	Harmonic, Inc	13,869
3,396		Harris Corp	141,953
754		Helix Technology Corp	11,122
1,227	*	Hexcel Corp	22,442
22,526		Honeywell International, Inc	844,725

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

593	*	Hutchinson Technology, Inc	$15,489
1,081		Imation Corp	46,342
5,405	*	Integrated Device Technology, Inc	58,050
1,005	*	Integrated Silicon Solutions, Inc	8,442
162,658		Intel Corp	4,009,520
1,494	*	Interdigital Communications Corp	29,342
832	*	International DisplayWorks, Inc	4,942
1,705	*	International Rectifier Corp	76,861
4,054		Intersil Corp (Class A)	88,296
499		Inter-Tel, Inc	10,479
916	*	InterVoice, Inc	8,253
529	*	IXYS Corp	5,586
40,259	*	JDS Uniphase Corp	89,375
2,675	*	Kemet Corp	22,417
3,151		L-3 Communications Holdings, Inc	249,150
2,469	*	Lattice Semiconductor Corp	10,567
1,000	*	Leadis Technology, Inc	6,850
554	*	Lifeline Systems, Inc	18,520
1,041		Lincoln Electric Holdings, Inc	41,015
8,172		Linear Technology Corp	307,185
463	*	Littelfuse, Inc	13,024
508		LSI Industries, Inc	9,652
10,469	*	LSI Logic Corp	103,120
114,997	*	Lucent Technologies, Inc	373,740
1,123	*	Mattson Technology, Inc	8,434
8,622		Maxim Integrated Products, Inc	367,728
1,861		Maytag Corp	33,982
3,375	*	McData Corp (Class A)	17,685
366	*	Medis Technologies Ltd	6,570
3,609	*	MEMC Electronic Materials, Inc	82,249
597	*	Mercury Computer Systems, Inc	15,671
1,436		Methode Electronics, Inc	16,543
160	*	Metrologic Instruments, Inc	2,910
1,757	*	Micrel, Inc	19,731
5,430		Microchip Technology, Inc	163,552
15,680	*	Micron Technology, Inc	208,544
1,400	*	Microsemi Corp	35,756
1,400	*	Microtune, Inc	8,722
1,154	*	MIPS Technologies, Inc	7,882
696	*	Mobility Electronics, Inc	7,419
3,603		Molex, Inc	96,128
700	*	Monolithic Power Systems, Inc	5,943
1,247	*	Moog, Inc	36,811
64,396		Motorola, Inc	1,422,508
2,667	*	MRV Communications, Inc	5,681
300	*	Multi-Fineline Electronix, Inc	8,781
128		National Presto Industries, Inc	5,480
9,105		National Semiconductor Corp	239,462
300	*	Netlogic Microsystems, Inc	6,477
9,543	*	Network Appliance, Inc	226,551
3,326	*	Novellus Systems, Inc	83,416
4,462	*	Nvidia Corp	152,957
1,567	*	Omnivision Technologies, Inc	19,776

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,389	*	ON Semiconductor Corp	$17,521
1,842	*	Openwave Systems, Inc	33,119
5,270	*	Oplink Communications, Inc	8,010
517	*	Optical Communication Products, Inc	972
347	*	OSI Systems, Inc	5,483
400		Park Electrochemical Corp	10,660
271	*	Pericom Semiconductor Corp	2,396
1,081	*	Photronics, Inc	20,971
1,100	*	Pixelworks, Inc	7,249
1,280		Plantronics, Inc	39,437
1,032	*	Plexus Corp	17,637
1,257	*	PLX Technology, Inc	10,483
4,913	*	PMC - Sierra, Inc	43,284
2,914	*	Polycom, Inc	47,119
391	*	Portalplayer, Inc	10,725
100	*	Powell Industries, Inc	2,189
690	*	Power Integrations, Inc	15,008
2,364	*	Power-One, Inc	13,097
2,262	*	Powerwave Technologies, Inc	29,383
2,581	*	QLogic Corp	88,270
42,970		Qualcomm, Inc	1,922,908
1,165	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,776
2,424	*	Rambus, Inc	29,330
354		Raven Industries, Inc	10,355
616		Regal-Beloit Corp	19,983
4,968	*	RF Micro Devices, Inc	28,069
4,640		Rockwell Collins, Inc	224,205
458	*	Rogers Corp	17,725
14,370	*	Sanmina-SCI Corp	61,647
4,094		Scientific-Atlanta, Inc	153,566
500	*	Seachange International, Inc	3,180
1,640	*	Semtech Corp	27,011
932	*	Sigmatel, Inc	18,864
2,200	*	Silicon Image, Inc	19,558
1,038	*	Silicon Laboratories, Inc	31,545
2,309	*	Silicon Storage Technology, Inc	12,422
34,161	*	Sirius Satellite Radio, Inc	223,755
3,963	*	Skyworks Solutions, Inc	27,820
661	*	Spatialight, Inc	2,902
600	*	Spectralink Corp	7,650
1,075	*	Spectrum Brands, Inc	25,316
398	*	Standard Microsystems Corp	11,904
400	*	Supertex, Inc	11,996
1,400	*	Symmetricom, Inc	10,836
620	*	Synaptics, Inc	11,656
1,002	*	Technitrol, Inc	15,351
1,594	*	Tekelec	33,394
873	*	Teleflex, Inc	61,546
11,241	*	Tellabs, Inc	118,255
1,756	*	Terayon Communication Systems, Inc	6,848
1,148	*	Tessera Technologies, Inc	34,337
43,713	*	Texas Instruments, Inc	1,481,871
1,394	*	Thomas & Betts Corp	47,968

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,723	*	Transwitch Corp	$4,684
528	*	Trident Microsystems, Inc	16,796
2,542	*	Triquint Semiconductor, Inc	8,948
1,148	*	TTM Technologies, Inc	8,208
100	*	Ulticom, Inc	1,103
395	*	Ultralife Batteries, Inc	5,103
400	*	Universal Display Corp	4,460
400	*	Universal Electronics, Inc	6,916
2,735	*	Utstarcom, Inc	22,345
1,329	*	Valence Technology, Inc	3,602
961	*	Varian Semiconductor Equipment Associates, Inc	40,718
2	*	Vialta, Inc	1
559	*	Viasat, Inc	14,338
270	*	Vicor Corp	4,090
4,644	*	Vishay Intertechnology, Inc	55,496
5,793	*	Vitesse Semiconductor Corp	10,891
392	*	Volterra Semiconductor Corp	4,810
1,200	*	Westell Technologies, Inc	4,368
1,590	*	Whirlpool Corp	120,474
9,056	*	Xilinx, Inc	252,210
652	*	Zhone Technologies, Inc	1,702
1,164	*	Zoran Corp	16,645

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,193,096

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
499	*	Advisory Board Co	25,968
2,683	*	Amylin Pharmaceuticals, Inc	93,342
600	*	Antigenics, Inc	3,252
1,934	*	Applera Corp (Celera Genomics Group)	23,459
1,473	*	Ariad Pharmaceuticals, Inc	10,944
4,932	*	BearingPoint, Inc	37,434
462	*	CDI Corp	13,647
4,590	*	Celgene Corp	249,329
1,106	*	Corporate Executive Board Co	86,246
193	*	CRA International, Inc	8,046
2,253	*	CuraGen Corp	11,152
1,159	*	CV Therapeutics, Inc	31,003
1,224	*	deCODE genetics, Inc	10,269
656	*	DiamondCluster International, Inc	4,972
2,311	*	Digitas, Inc	26,253
800	*	Diversa Corp	4,632
1,615	*	eResearch Technology, Inc	22,917
444	*	Essex Corp	9,621
2,026	*	Exelixis, Inc	15,539
169	*	Exponent, Inc	5,305
2,306	*	Fluor Corp	148,460
1,434	*	Gen-Probe, Inc	70,911
440	*	Greenfield Online, Inc	2,394
1,141	*	Harris Interactive, Inc	4,872
994	*	Hewitt Associates, Inc	27,116
1,608	*	ICOS Corp	44,413

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,684	*	Incyte Corp	$7,915
243	*	Infrasource Services, Inc	3,536
2,316	*	Isis Pharmaceuticals, Inc	11,696
1,433	*	Jacobs Engineering Group, Inc	96,584
609	*	Keryx Biopharmaceuticals, Inc	9,598
230	*	Landauer, Inc	11,270
368	*	LECG Corp	8,464
1,784	*	Lexicon Genetics, Inc	7,100
800	*	Lifecell Corp	17,304
563	*	Luminex Corp	5,653
643	*	MAXIMUS, Inc	22,987
393	*	Maxygen, Inc	3,258
3,141	*	Monogram Biosciences, Inc	7,381
6,605	*	Moody's Corp	337,383
265	*	MTC Technologies, Inc	8,475
800	*	Myriad Genetics, Inc	17,488
1,293	*	Navigant Consulting, Inc	24,774
350	*	Neopharm, Inc	4,340
703	*	Neurogen Corp	4,837
637	*	Orchid Cellmark, Inc	5,415
8,644	*	Paychex, Inc	320,520
1,005	*	Per-Se Technologies, Inc	20,763
1,399	*	Pharmaceutical Product Development, Inc	80,456
588	*	PRG-Schultz International, Inc	1,770
4,274		Quest Diagnostics, Inc	216,008
861	*	Regeneron Pharmaceuticals, Inc	8,171
1,302	*	Resources Connection, Inc	38,578
282	*	Rigel Pharmaceuticals, Inc	6,703
1,582	*	Savient Pharmaceuticals, Inc	5,964
567	*	Seattle Genetics, Inc	2,977
539	*	Senomyx, Inc	9,179
551	*	SFBC International, Inc	24,459
2,024	*	Shaw Group, Inc	49,912
409	*	Sourcecorp	8,769
700	*	Symyx Technologies, Inc	18,284
100		Sypris Solutions, Inc	1,074
325	*	Tejon Ranch Co	15,275
1,200	*	Telik, Inc	19,632
1,586	*	Tetra Tech, Inc	26,677
482	*	Trimeris, Inc	7,394
1,063	*	URS Corp	42,935
700	*	Washington Group International, Inc	37,723
846		Watson Wyatt & Co Holdings	22,800

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,592,977

FABRICATED METAL PRODUCTS - 0.36%
922	*	Alliant Techsystems, Inc	68,827
498		Ameron International Corp	23,107
919		Aptargroup, Inc	45,775
2,867		Ball Corp	105,334
500		CIRCOR International, Inc	13,725

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,664		Commercial Metals Co	$56,143
325	*	Commercial Vehicle Group, Inc	6,806
1,495		Crane Co	44,461
4,744	*	Crown Holdings, Inc	75,619
200		Dynamic Materials Corp	8,780
700	*	Earle M Jorgensen Co	6,671
1,003	*	Global Power Equipment Group, Inc	7,151
1,036	*	Griffon Corp	25,486
100		Gulf Island Fabrication, Inc	2,875
6,654		Illinois Tool Works, Inc	547,824
2,538	*	Jacuzzi Brands, Inc	20,456
201		Lifetime Brands, Inc	5,395
356	*	Mobile Mini, Inc	15,433
669	*	NCI Building Systems, Inc	27,289
576		Silgan Holdings, Inc	19,158
824		Simpson Manufacturing Co, Inc	32,251
1,508		Snap-On, Inc	54,469
273		Sturm Ruger & Co, Inc	2,512
200		Sun Hydraulics Corp	4,860
2,026	*	Taser International, Inc	12,500
566		Valmont Industries, Inc	16,618
280	*	Water Pik Technologies, Inc	5,684
963		Watts Water Technologies, Inc (Class A)	27,783

		TOTAL FABRICATED METAL PRODUCTS	1,282,992

FOOD AND KINDRED PRODUCTS - 2.84%
400		American Italian Pasta Co (Class A)	4,264
20,432		Anheuser-Busch Cos, Inc	879,393
17,112		Archer Daniels Midland Co	421,982
300	*	Boston Beer Co, Inc (Class A)	7,500
6,066		Campbell Soup Co	180,463
200		Coca-Cola Bottling Co Consolidated	9,788
54,873		Coca-Cola Co	2,369,965
7,894		Coca-Cola Enterprises, Inc	153,933
13,490		ConAgra Foods, Inc	333,877
4,888	*	Constellation Brands, Inc (Class A)	127,088
2,092		Corn Products International, Inc	42,196
1,501	*	Darling International, Inc	5,299
5,488	*	Del Monte Foods Co	58,886
300		Farmer Bros Co	6,057
1,356		Flowers Foods, Inc	36,992
7,740		General Mills, Inc	373,068
1,344	*	Gold Kist, Inc	26,275
9,122		H.J. Heinz Co	333,318
338	*	Hansen Natural Corp	15,913
2,712	*	Hercules, Inc	33,141
4,466		Hershey Co	251,480
2,103		Hormel Foods Corp	69,378
284		J&J Snack Foods Corp	16,415
1,480		J.M. Smucker Co	71,839
6,673		Kellogg Co	307,825

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

6,527		Kraft Foods, Inc (Class A)	$199,661
732		Lancaster Colony Corp	31,476
991		Lance, Inc	17,303
274	*	M&F Worldwide Corp	4,261
3,607		McCormick & Co, Inc (Non-Vote)	117,696
1,180		Molson Coors Brewing Co (Class B)	75,532
283	*	Peet's Coffee & Tea, Inc	8,665
3,629		Pepsi Bottling Group, Inc	103,608
1,753		PepsiAmericas, Inc	39,846
44,139		PepsiCo, Inc	2,503,123
708		Ralcorp Holdings, Inc	29,679
466		Sanderson Farms, Inc	17,317
20,918		Sara Lee Corp	396,396
2,442	*	Smithfield Foods, Inc	72,479
657		Tootsie Roll Industries, Inc	20,860
1,164		Topps Co, Inc	9,556
784	*	TreeHouse Foods, Inc	21,074
6,378		Tyson Foods, Inc (Class A)	115,123
4,676		Wrigley (Wm.) Jr Co	336,111

		TOTAL FOOD AND KINDRED PRODUCTS	10,256,101

FOOD STORES - 0.43%
787	*	7-Eleven, Inc	28,025
9,640		Albertson's, Inc	247,266
37		Arden Group, Inc (Class A)	2,785
453	*	Great Atlantic & Pacific Tea Co, Inc	12,847
636		Ingles Markets, Inc (Class A)	10,049
18,996	*	Kroger Co	391,128
839	*	Panera Bread Co (Class A)	42,940
327	*	Pantry, Inc	12,220
1,200	*	Pathmark Stores, Inc	13,524
814		Ruddick Corp	18,763
10,356	*	Starbucks Corp	518,836
314		Weis Markets, Inc	12,563
1,719		Whole Foods Market, Inc	231,119
665	*	Wild Oats Markets, Inc	8,552

		TOTAL FOOD STORES	1,550,617

FORESTRY - 0.14%
1,310		Rayonier, Inc	75,482
6,421		Weyerhaeuser Co	441,444

		TOTAL FORESTRY	516,926

FURNITURE AND FIXTURES - 0.36%
300		Bassett Furniture Industries, Inc	5,586
1,642	*	BE Aerospace, Inc	27,208
976		Ethan Allen Interiors, Inc	30,598

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,351		Furniture Brands International, Inc	$24,359
1,898		Herman Miller, Inc	57,509
1,548		Hillenbrand Industries, Inc	72,833
1,516		HNI Corp	91,293
164		Hooker Furniture Corp	2,726
1,255	*	Interface, Inc (Class A)	10,366
4,934		Johnson Controls, Inc	306,155
620		Kimball International, Inc (Class B)	7,496
1,120		La-Z-Boy, Inc	14,773
4,937		Leggett & Platt, Inc	99,727
11,298		Masco Corp	346,623
7,322		Newell Rubbermaid, Inc	165,843
1,025	*	Select Comfort Corp	20,479
340		Stanley Furniture Co, Inc	8,905
1,121	*	Tempur-Pedic International, Inc	13,273

		TOTAL FURNITURE AND FIXTURES	1,305,752

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
7,666	*	Bed Bath & Beyond, Inc	308,020
750	*	Bell Microproducts, Inc	7,522
10,654		Best Buy Co, Inc	463,769
483	*	Brookstone, Inc	9,631
5,106		Circuit City Stores, Inc	87,619
707	*	Cost Plus, Inc	12,832
400	*	Design Within Reach, Inc	3,612
421	*	Electronics Boutique Holdings Corp	26,456
1,053	*	GameStop Corp (Class B)	29,895
672	*	Guitar Center, Inc	37,101
768		Haverty Furniture Cos, Inc	9,393
1,249	*	Linens 'n Things, Inc	33,348
1,403	*	Mohawk Industries, Inc	112,591
650		Movie Gallery, Inc	6,753
2,367		Pier 1 Imports, Inc	26,676
4,059		RadioShack Corp	100,663
741	*	Restoration Hardware, Inc	4,683
1,682		Steelcase, Inc (Class A)	24,322
1,353	*	The Bombay Co, Inc	5,967
228	*	Trans World Entertainment Corp	1,799
668		Tuesday Morning Corp	17,281
2,950	*	Williams-Sonoma, Inc	113,133

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,443,066

GENERAL BUILDING CONTRACTORS - 0.52%
90	*	Avatar Holdings, Inc	5,332
1,053		Beazer Homes USA, Inc	61,780
384		Brookfield Homes Corp	21,323
3,346		Centex Corp	216,085
7,086		DR Horton, Inc	256,655
864	*	Hovnanian Enterprises, Inc (Class A)	44,237

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,070		KB Home	$151,524
3,624		Lennar Corp (Class A)	216,570
325		Levitt Corp (Class A)	7,455
266		M/I Homes, Inc	14,433
532		McGrath RentCorp	15,072
795		MDC Holdings, Inc	62,717
586	*	Meritage Homes Corp	44,923
134	*	NVR, Inc	118,583
769	*	Palm Harbor Homes, Inc	14,942
514	*	Perini Corp	9,355
5,692		Pulte Homes, Inc	244,301
1,222		Ryland Group, Inc	83,609
1,744		Standard-Pacific Corp	72,393
382		Technical Olympic USA, Inc	9,993
2,830	*	Toll Brothers, Inc	126,416
942		Walter Industries, Inc	46,083
909	*	WCI Communities, Inc	25,788
113	*	William Lyon Homes, Inc	17,538

		TOTAL GENERAL BUILDING CONTRACTORS	1,887,107

GENERAL MERCHANDISE STORES - 1.75%
1,137	*	99 Cents Only Stores	10,517
3,096	*	Big Lots, Inc	34,025
1,975	*	BJ's Wholesale Club, Inc	54,905
801	*	Cabela's, Inc	14,714
1,499		Casey's General Stores, Inc	34,777
12,619		Costco Wholesale Corp	543,753
1,749		Dillard's, Inc (Class A)	36,519
8,718		Dollar General Corp	159,888
4,392		Family Dollar Stores, Inc	87,269
6,756		Federated Department Stores, Inc	451,774
1,283		Fred's, Inc	16,050
6,077		JC Penney Co, Inc	288,171
1,066		Neiman Marcus Group, Inc (Class A)	106,547
373	*	Retail Ventures, Inc	4,096
3,234	*	Saks, Inc	59,829
776	*	ShopKo Stores, Inc	19,803
556		Stein Mart, Inc	11,287
23,278		Target Corp	1,208,827
12,831		TJX Cos, Inc	262,779
66,331		Wal-Mart Stores, Inc	2,906,624

		TOTAL GENERAL MERCHANDISE STORES	6,312,154

HEALTH SERVICES - 1.12%
1,059	*	Alliance Imaging, Inc	9,054
778	*	Allied Healthcare International, Inc	4,396
507	*	Amedisys, Inc	19,773
300	*	America Service Group, Inc	4,977
300	*	American Dental Partners, Inc	10,176

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

867	*	American Healthways, Inc	$36,761
717	*	American Retirement Corp	13,501
793	*	Amsurg Corp	21,696
1,196	*	Apria Healthcare Group, Inc	38,164
3,020	*	Beverly Enterprises, Inc	36,995
500	*	Bio-Reference Labs, Inc	8,645
11,981	*	Caremark Rx, Inc	598,211
2,280	*	Community Health Systems, Inc	88,487
90	*	Corvel Corp	2,156
1,652	*	Covance, Inc	79,279
2,772	*	Coventry Health Care, Inc	238,447
941	*	Cross Country Healthcare, Inc	17,465
2,697	*	DaVita, Inc	124,251
1,437	*	Edwards Lifesciences Corp	63,817
604	*	Enzo Biochem, Inc	9,277
3,238	*	Express Scripts, Inc	201,404
517	*	Genesis HealthCare Corp	20,845
671	*	Gentiva Health Services, Inc	12,159
11,573		HCA, Inc	554,578
6,304		Health Management Associates, Inc (Class A)	147,955
2,018		Hooper Holmes, Inc	7,931
270	*	Horizon Health Corp	7,336
708	*	Kindred Healthcare, Inc	21,098
3,508	*	Laboratory Corp of America Holdings	170,875
635		LCA-Vision, Inc	23,571
1,383	*	LifePoint Hospitals, Inc	60,479
2,396	*	Lincare Holdings, Inc	98,356
751	*	Magellan Health Services, Inc	26,398
2,289		Manor Care, Inc	87,920
450	*	Matria Healthcare, Inc	16,987
170	*	Medcath Corp	4,038
8,002	*	Medco Health Solutions, Inc	438,750
175		National Healthcare Corp	6,125
2,300	*	Nektar Therapeutics	38,985
1,126	*	OCA, Inc	1,689
631	*	Odyssey HealthCare, Inc	10,708
1,087		Option Care, Inc	15,914
1,400	*	PainCare Holdings, Inc	5,250
533	*	Pediatrix Medical Group, Inc	40,945
479	*	Psychiatric Solutions, Inc	25,976
400	*	Radiation Therapy Services, Inc	12,744
500	*	RehabCare Group, Inc	10,260
1,815	*	Renal Care Group, Inc	85,886
625	*	Sierra Health Services, Inc	43,044
900	*	Specialty Laboratories, Inc	11,907
470	*	Sunrise Senior Living, Inc	31,368
233	*	Symbion, Inc	6,028
12,116	*	Tenet Healthcare Corp	136,063
2,308	*	Triad Hospitals, Inc	104,483
302	*	U.S. Physical Therapy, Inc	5,484
1,188	*	United Surgical Partners International, Inc	46,463
1,341		Universal Health Services, Inc (Class B)	63,872

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

309	*	VistaCare, Inc (Class A)	$4,471

		TOTAL HEALTH SERVICES	4,033,873

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,209		Granite Construction, Inc	46,232

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	46,232

HOLDING AND OTHER INVESTMENT OFFICES - 2.45%
326	*	4Kids Entertainment, Inc	5,669
1,000		Aames Investment Corp	6,280
690		Acadia Realty Trust	12,413
871	*	Affiliated Managers Group, Inc	63,078
695		Affordable Residential Communities	7,026
196		Agree Realty Corp	5,537
54	*	Alexander's, Inc	14,580
499		Alexandria Real Estate Equities, Inc	41,262
3,401		Allied Capital Corp	97,371
2,246		AMB Property Corp	100,845
400		American Campus Communities, Inc	9,608
3,293		American Financial Realty Trust	46,761
921		American Home Mortgage Investment Corp	27,906
668		AMLI Residential Properties Trust	21,423
3,324		Annaly Mortgage Management, Inc	43,046
1,284		Anthracite Capital, Inc	14,869
1,557		Anworth Mortgage Asset Corp	12,876
2,490		Apartment Investment & Management Co (Class A)	96,562
1,369		Apollo Investment Corp	27,106
197		Arbor Realty Trust, Inc	5,536
5,210		Archstone-Smith Trust	207,723
1,596		Arden Realty, Inc	65,707
564		Ashford Hospitality Trust, Inc	6,069
2,006		AvalonBay Communities, Inc	171,914
477		Bedford Property Investors	11,372
600		Bimini Mortgage Management, Inc (Class A)	6,780
814		BioMed Realty Trust, Inc	20,187
2,922		Boston Properties, Inc	207,170
470	*	Boykin Lodging Co	5,837
1,460		Brandywine Realty Trust	45,391
1,328		BRE Properties, Inc (Class A)	59,096
1,211		Camden Property Trust	67,513
877		Capital Automotive REIT	33,949
637		Capital Lease Funding, Inc	6,593
77		Capital Southwest Corp	6,558
173		Capital Trust, Inc	5,564
1,526		CarrAmerica Realty Corp	54,860
1,124		CBL & Associates Properties, Inc	46,073
463		Cedar Shopping Centers, Inc	6,700
1,174		Centerpoint Properties Trust	52,595
300		Cherokee, Inc	10,494

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,100		Colonial Properties Trust	$48,928
1,325		Commercial Net Lease Realty, Inc	26,500
957		Corporate Office Properties Trust	33,447
309		Correctional Properties Trust	9,088
936		Cousins Properties, Inc	28,286
2,446		Crescent Real Estate Equities Co	50,167
405	*	Criimi MAE, Inc	6,970
2,785		Developers Diversified Realty Corp	130,060
53		DiamondRock Hospitality Co	623
3,796		Duke Realty Corp	128,608
570		EastGroup Properties, Inc	24,938
1,300		ECC Capital Corp	4,238
600		Education Realty Trust, Inc	10,020
663		Entertainment Properties Trust	29,590
1,440		Equity Inns, Inc	19,440
476		Equity Lifestyle Properties, Inc	21,420
10,776		Equity Office Properties Trust	352,483
800		Equity One, Inc	18,600
7,552		Equity Residential	285,843
644		Essex Property Trust, Inc	57,960
600		Extra Space Storage, Inc	9,228
1,367		Federal Realty Investment Trust	83,291
1,200	*	FelCor Lodging Trust, Inc	18,180
1,272		Fieldstone Investment Corp	14,832
1,143		First Industrial Realty Trust, Inc	45,777
423		First Potomac Realty Trust	10,871
3,885		Friedman Billings Ramsey Group, Inc	39,588
860		Gables Residential Trust	37,539
4,822		General Growth Properties, Inc	216,652
629		Getty Realty Corp	18,103
236		Gladstone Capital Corp	5,322
847		Glenborough Realty Trust, Inc	16,262
789		Glimcher Realty Trust	19,307
390		Global Signal, Inc	17,449
800		GMH Communities Trust	11,736
543		Government Properties Trust, Inc	5,321
400		Gramercy Capital Corp	9,584
350		Harris & Harris Group, Inc	3,885
3,586		Health Care Property Investors, Inc	96,786
1,437		Health Care REIT, Inc	53,298
1,251		Healthcare Realty Trust, Inc	50,215
713		Heritage Property Investment Trust	24,955
974		Highland Hospitality Corp	9,993
1,624		Highwoods Properties, Inc	47,924
1,084		Home Properties, Inc	42,547
900		HomeBanc Corp	6,948
1,756		Hospitality Properties Trust	75,262
9,120		Host Marriott Corp	154,128
5,594		HRPT Properties Trust	69,422
2,165		IMPAC Mortgage Holdings, Inc	26,543
1,748		Inland Real Estate Corp	27,374
920		Innkeepers U.S.A. Trust	14,214
1,600		Investors Real Estate Trust	15,200

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES	VALUE

900		iShares Russell 2000 Index Fund	$59,751
700		iShares Russell Midcap Index Fund	60,578
3,022		iStar Financial, Inc	122,179
800		Kilroy Realty Corp	44,824
5,110		Kimco Realty Corp	160,556
700		Kite Realty Group Trust	10,444
800		KKR Financial Corp	17,792
781		LaSalle Hotel Properties	26,905
1,140		Lexington Corporate Properties Trust	26,847
2,352		Liberty Property Trust	100,054
355		LTC Properties, Inc	7,526
1,028		Luminent Mortgage Capital, Inc	7,761
1,693		Macerich Co	109,943
1,607		Mack-Cali Realty Corp	72,219
956		Maguire Properties, Inc	28,728
2,480	*	MeriStar Hospitality Corp	22,642
2,141		MFA Mortgage Investments, Inc	13,124
569		Mid-America Apartment Communities, Inc	26,464
1,511		Mills Corp	83,226
500		MortgageIT Holdings, Inc	7,110
913		National Health Investors, Inc	25,208
1,874		Nationwide Health Properties, Inc	43,664
1,272		New Century Financial Corp	46,135
2,873		New Plan Excel Realty Trust	65,935
1,140		Newcastle Investment Corp	31,806
704		Novastar Financial, Inc	23,225
1,305		Omega Healthcare Investors, Inc	18,166
900		Origen Financial, Inc	6,813
1,070		Pan Pacific Retail Properties, Inc	70,513
509		Parkway Properties, Inc	23,882
1,044		Pennsylvania Real Estate Investment Trust	44,036
4,929		Plum Creek Timber Co, Inc	186,858
1,037		Post Properties, Inc	38,628
1,179		Prentiss Properties Trust	47,867
6,456		Prologis	286,065
437		PS Business Parks, Inc	20,015
2,174		Public Storage, Inc	145,658
731		RAIT Investment Trust	20,834
311		Ramco-Gershenson Properties	9,078
2,302		Realty Income Corp	55,041
2,127		Reckson Associates Realty Corp	73,488
514		Redwood Trust, Inc	24,986
1,645		Regency Centers Corp	94,505
340		Saul Centers, Inc	12,237
1,300		Saxon Capital, Inc	15,405
1,322		Senior Housing Properties Trust	25,118
1,309		Shurgard Storage Centers, Inc (Class A)	73,134
4,487		Simon Property Group, Inc	332,576
474		Sizeler Property Investors, Inc	5,754
1,035		SL Green Realty Corp	70,566
368		Sovran Self Storage, Inc	18,014
4,200		SPDR Trust Series 1	516,768
1,400		Spirit Finance Corp	15,750

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

500		Strategic Hotel Capital, Inc	$9,130
366		Sun Communities, Inc	11,990
400		Sunstone Hotel Investors, Inc	9,756
766		Tanger Factory Outlet Centers, Inc	21,302
273	*	Tarragon Corp	5,067
1,400		Taubman Centers, Inc	44,380
6,392	*	Telewest Global, Inc	146,696
2,802		Thornburg Mortgage, Inc	70,218
559		Town & Country Trust	16,222
2,431		Trizec Properties, Inc	56,059
1,258		Trustreet Properties, Inc	19,688
3,488		United Dominion Realty Trust, Inc	82,666
288		Universal Health Realty Income Trust	9,576
562		Urstadt Biddle Properties, Inc (Class A)	8,520
791		U-Store-It Trust	16,034
2,492		Ventas, Inc	80,242
3,188		Vornado Realty Trust	276,145
1,105		Washington Real Estate Investment Trust	34,377
2,101		Weingarten Realty Investors	79,523
600		Winston Hotels, Inc	6,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,842,836

HOTELS AND OTHER LODGING PLACES - 0.40%
632		Ameristar Casinos, Inc	13,171
950	*	Aztar Corp	29,270
469	*	Bluegreen Corp	8,278
1,136		Boyd Gaming Corp	48,984
506		Choice Hotels International, Inc	32,708
1,045	*	Gaylord Entertainment Co	49,794
665	*	Great Wolf Resorts, Inc	6,876
9,942		Hilton Hotels Corp	221,905
543	*	Isle of Capri Casinos, Inc	11,609
5,290	*	La Quinta Corp	45,970
500	*	Las Vegas Sands Corp	16,455
485		Marcus Corp	9,719
4,907		Marriott International, Inc (Class A)	309,141
3,260	*	MGM Mirage	142,690
1,000	*	MTR Gaming Group, Inc	8,010
300	*	Riviera Holdings Corp	6,654
5,627		Starwood Hotels & Resorts Worldwide, Inc	321,696
1,452		Station Casinos, Inc	96,355
796	*	Vail Resorts, Inc	22,885
1,247	*	Wynn Resorts Ltd	56,302

		TOTAL HOTELS AND OTHER LODGING PLACES	1,458,472

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.54%
20,254		3M Co	1,485,833
128	*	Aaon, Inc	2,353
696		Actuant Corp	32,573

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,946	*	Advanced Digital Information Corp	$18,292
2,424	*	AGCO Corp	44,117
741		Albany International Corp (Class A)	27,321
4,876		American Standard Cos, Inc	226,978
21,638	*	Apple Computer, Inc	1,160,013
43,952		Applied Materials, Inc	745,426
455	*	Astec Industries, Inc	12,917
354	*	ASV, Inc	8,018
1,413	*	Asyst Technologies, Inc	6,585
2,844	*	Axcelis Technologies, Inc	14,846
2,119		Black & Decker Corp	173,949
472		Black Box Corp	19,805
776	*	Blount International, Inc	13,689
1,362		Briggs & Stratton Corp	47,112
8,166	*	Brocade Communications Systems, Inc	33,317
1,285	*	Brooks Automation, Inc	17,129
531		Bucyrus International, Inc (Class A)	26,088
813		Carlisle Cos, Inc	51,682
328		Cascade Corp	15,974
18,010		Caterpillar, Inc	1,058,087
1,620		CDW Corp	95,450
2,247	*	Cirrus Logic, Inc	17,055
1,497	*	Cooper Cameron Corp	110,673
1,196		Cummins, Inc	105,236
486		Curtiss-Wright Corp	29,991
6,521		Deere & Co	399,085
64,747	*	Dell, Inc	2,214,347
1,867		Diebold, Inc	64,337
1,931		Donaldson Co, Inc	58,953
1,200	*	Dot Hill Systems Corp	8,076
5,306		Dover Corp	216,432
500	*	Dresser-Rand Group, Inc	12,315
88	*	Dril-Quip, Inc	4,224
3,925		Eaton Corp	249,434
63,305	*	EMC Corp	819,167
1,918	*	Emulex Corp	38,763
1,080		Engineered Support Systems, Inc	44,323
549	*	EnPro Industries, Inc	18,496
3,733	*	Entegris, Inc	42,183
2,903	*	Extreme Networks, Inc	12,918
322	*	Fargo Electronics, Inc	5,625
368	*	Flanders Corp	4,467
1,541	*	Flowserve Corp	56,015
1,696	*	FMC Technologies, Inc	71,419
654	*	Gardner Denver, Inc	29,168
6,285	*	Gateway, Inc	16,969
261	*	Gehl Co	7,274
498	*	Global Imaging Systems, Inc	16,957
125		Gorman-Rupp Co	3,006
1,799		Graco, Inc	61,670
3,240	*	Grant Prideco, Inc	131,706
76,178		Hewlett-Packard Co	2,224,398
465	*	Hydril	31,918

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,320		IDEX Corp	$56,166
42,542		International Business Machines Corp	3,412,719
8,960		International Game Technology	241,920
471	*	Intevac, Inc	4,856
4,411	*	Jabil Circuit, Inc	136,388
2,085		Joy Global, Inc	105,209
277	*	Kadant, Inc	5,557
816		Kaydon Corp	23,183
1,026		Kennametal, Inc	50,315
700	*	Komag, Inc	22,372
1,778	*	Kulicke & Soffa Industries, Inc	12,890
3,747	*	Lam Research Corp	114,171
1,100		Lennox International, Inc	30,151
3,227	*	Lexmark International, Inc	197,008
347		Lindsay Manufacturing Co	7,637
400		Lufkin Industries, Inc	17,420
698		Manitowoc Co, Inc	35,075
5,887	*	Maxtor Corp	25,903
987	*	Micros Systems, Inc	43,181
126	*	Middleby Corp	9,135
587	*	Mikohn Gaming Corp	7,801
907		Modine Manufacturing Co	33,269
108		Nacco Industries, Inc (Class A)	12,361
4,585	*	National Oilwell Varco, Inc	301,693
909	*	Netgear, Inc	21,871
286		NN, Inc	3,429
806		Nordson Corp	30,652
900	*	Oil States International, Inc	32,679
3,241		Pall Corp	89,128
1,177	*	Palm, Inc	33,344
200	*	PAR Technology Corp	4,600
3,212		Parker Hannifin Corp	206,564
728	*	Paxar Corp	12,267
2,766		Pentair, Inc	100,959
6,109		Pitney Bowes, Inc	254,990
590	*	ProQuest Co	21,358
3,577	*	Quantum Corp	11,053
300	*	Rimage Corp	8,001
115		Robbins & Myers, Inc	2,585
4,796		Rockwell Automation, Inc	253,708
4,666	*	SanDisk Corp	225,135
45		Sauer-Danfoss, Inc	900
1,235	*	ScanSoft, Inc	6,583
353	*	Scansource, Inc	17,205
1,984	*	Scientific Games Corp (Class A)	61,504
200	*	Semitool, Inc	1,590
5,254		Smith International, Inc	175,011
25,371	*	Solectron Corp	99,201
1,998		SPX Corp	91,808
344		Standex International Corp	9,058
2,274		Stanley Works	106,150
805		Stewart & Stevenson Services, Inc	19,199
6,474		Symbol Technologies, Inc	62,668

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

367		Tecumseh Products Co (Class A)	$7,898
234		Tennant Co	9,589
1,388	*	Terex Corp	68,609
1,936		Timken Co	57,364
1,189		Toro Co	43,708
341	*	TurboChef Technologies, Inc	5,316
810	*	Ultratech, Inc	12,628
1,102	*	UNOVA, Inc	38,548
3,445	*	Varian Medical Systems, Inc	136,112
647	*	VeriFone Holdings, Inc	13,011
568		Watsco, Inc	30,166
5,786	*	Western Digital Corp	74,813
300		Woodward Governor Co	25,515
1,092		York International Corp	61,228
1,879	*	Zebra Technologies Corp (Class A)	73,450

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,991,689

INSTRUMENTS AND RELATED PRODUCTS - 4.53%
492	*	Abaxis, Inc	6,421
429	*	Abiomed, Inc	4,320
266	*	ADE Corp	5,980
1,615	*	Advanced Medical Optics, Inc	61,289
488	*	Advanced Neuromodulation Systems, Inc	23,160
1,784	*	Affymetrix, Inc	82,474
12,658	*	Agilent Technologies, Inc	414,549
1,500	*	Align Technology, Inc	10,080
3,398	*	Allergan, Inc	311,325
1,794	*	American Medical Systems Holdings, Inc	36,149
214	*	American Science & Engineering, Inc	14,036
360		Analogic Corp	18,148
700	*	Anaren, Inc	9,870
314	*	Animas Corp	4,930
5,435		Applera Corp (Applied Biosystems Group)	126,309
232	*	ARGON ST, Inc	6,807
547		Arrow International, Inc	15,425
700	*	Arthrocare Corp	28,154
449	*	Aspect Medical Systems, Inc	13,304
500	*	August Technology Corp	5,335
144		Badger Meter, Inc	5,665
2,766		Bard (C.R.), Inc	182,639
1,394		Bausch & Lomb, Inc	112,468
16,220		Baxter International, Inc	646,691
1,612		Beckman Coulter, Inc	87,016
6,788		Becton Dickinson & Co	355,895
312		BEI Technologies, Inc	10,917
6,562		Biomet, Inc	227,767
432	*	Bio-Rad Laboratories, Inc (Class A)	23,756
365	*	Biosite, Inc	22,579
17,495	*	Boston Scientific Corp	408,858
446	*	Bruker BioSciences Corp	1,953
414	*	Candela Corp	4,065

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

400	*	Cantel Medical Corp	$8,416
1,175	*	Cepheid, Inc	8,683
372		CNS, Inc	9,698
793	*	Coherent, Inc	23,219
475		Cohu, Inc	11,234
987	*	Conmed Corp	27,518
1,094		Cooper Cos, Inc	83,811
2,710	*	Credence Systems Corp	21,626
555	*	Cyberonics, Inc	16,561
6,155		Danaher Corp	331,324
446		Datascope Corp	13,835
2,100		Dentsply International, Inc	113,442
526	*	Dionex Corp	28,535
503	*	DJ Orthopedics, Inc	14,557
709		DRS Technologies, Inc	34,996
7,483		Eastman Kodak Co	182,061
656		EDO Corp	19,700
866	*	Encore Medical Corp	4,070
600	*	ESCO Technologies, Inc	30,042
565	*	Esterline Technologies Corp	21,408
245	*	Excel Technology, Inc	6,294
298	*	FARO Technologies, Inc	5,808
815	*	FEI Co	15,689
3,184	*	Fisher Scientific International, Inc	197,567
1,894	*	Flir Systems, Inc	56,025
781	*	Formfactor, Inc	17,822
1,212	*	Fossil, Inc	22,046
357	*	Foxhollow Technologies, Inc	16,997
8,567		Guidant Corp	590,181
671	*	Haemonetics Corp	31,893
888	*	HealthTronics, Inc	8,844
463	*	Herley Industries, Inc	8,626
463	*	Hologic, Inc	26,738
283	*	ICU Medical, Inc	8,139
511	*	I-Flow Corp	7,006
600	*	II-VI, Inc	10,644
819	*	Illumina, Inc	10,491
1,017	*	Inamed Corp	76,967
1,170	*	Input/Output, Inc	9,337
454	*	Integra LifeSciences Holdings Corp	17,370
733	*	Intermagnetics General Corp	20,480
343	*	Intralase Corp	5,046
837	*	Intuitive Surgical, Inc	61,344
737		Invacare Corp	30,711
900	*	Ionatron, Inc	9,072
420	*	IRIS International, Inc	7,745
500	*	Ista Pharmaceuticals, Inc	3,320
593	*	Itron, Inc	27,076
995	*	Ixia	14,636
78,385		Johnson & Johnson	4,960,203
328		Keithley Instruments, Inc	4,789
207	*	Kensey Nash Corp	6,347
5,143		Kla-Tencor Corp	250,773

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,526	*	Kopin Corp	$17,556
655	*	Kyphon, Inc	28,781
300	*	LaBarge, Inc	3,876
509	*	Laserscope	14,344
219	*	LeCroy Corp	3,252
1,994	*	Lexar Media, Inc	12,762
1,706	*	LTX Corp	7,199
301	*	Measurement Specialties, Inc	6,381
31,919		Medtronic, Inc	1,711,497
1,051		Mentor Corp	57,816
814	*	Merit Medical Systems, Inc	14,440
1,088	*	Mettler-Toledo International, Inc	55,466
267	*	Micro Therapeutics, Inc	1,493
1,370	*	Millipore Corp	86,159
672		Mine Safety Appliances Co	26,006
854	*	MKS Instruments, Inc	14,714
369	*	Molecular Devices Corp	7,708
824		Movado Group, Inc	15,425
779		MTS Systems Corp	29,423
2,358	*	Nanogen, Inc	7,569
1,300	*	Newport Corp	18,109
404	*	NuVasive, Inc	7,571
609		Oakley, Inc	10,560
338	*	Palomar Medical Technologies, Inc	8,866
3,347		PerkinElmer, Inc	68,178
500	*	Photon Dynamics, Inc	9,575
677		PolyMedica Corp	23,654
11,853		Raytheon Co	450,651
912	*	Resmed, Inc	72,641
1,862	*	Respironics, Inc	78,539
311	*	Rofin-Sinar Technologies, Inc	11,815
2,220		Roper Industries, Inc	87,224
500	*	Rudolph Technologies, Inc	6,735
925	*	Sirf Technology Holdings, Inc	27,870
300	*	Somanetics Corp	7,500
491	*	Sonic Solutions, Inc	10,557
600	*	SonoSite, Inc	17,808
9,524	*	St. Jude Medical, Inc	445,723
722	*	Star Scientific, Inc	2,426
2,032		STERIS Corp	48,341
7,742		Stryker Corp	382,687
1,064	*	Sybron Dental Specialties, Inc	44,241
300	*	Symmetry Medical, Inc	7,110
1,152	*	Techne Corp	65,641
2,257		Tektronix, Inc	56,944
1,092	*	Teledyne Technologies, Inc	37,641
5,161	*	Teradyne, Inc	85,157
4,198	*	Thermo Electron Corp	129,718
1,256	*	ThermoGenesis Corp	6,657
1,349	*	Thoratec Corp	23,958
1,427	*	Trimble Navigation Ltd	48,076
775	*	TriPath Imaging, Inc	5,472
152		United Industrial Corp	5,434
804	*	Varian, Inc	27,593

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

647	*	Veeco Instruments, Inc	$10,378
702	*	Ventana Medical Systems, Inc	26,725
1,005	*	Viasys Healthcare, Inc	25,115
644	*	Viisage Technology, Inc	2,673
81		Vital Signs, Inc	3,733
3,076	*	Waters Corp	127,962
754	*	Wright Medical Group, Inc	18,609
25,356	*	Xerox Corp	346,109
544		X-Rite, Inc	6,746
300		Young Innovations, Inc	11,358
6,559	*	Zimmer Holdings, Inc	451,850
300	*	Zoll Medical Corp	7,875

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,340,768

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
8,265		AON Corp	265,141
1,472		Brown & Brown, Inc	73,144
454		Clark, Inc	7,641
364		Crawford & Co (Class B)	2,850
2,279		Gallagher (Arthur J.) & Co	65,658
7,789		Hartford Financial Services Group, Inc	601,077
977		Hilb Rogal & Hobbs Co	36,462
480	*	LabOne, Inc	20,880
14,038		Marsh & McLennan Cos, Inc	426,615
917		National Financial Partners Corp	41,393
993	*	USI Holdings Corp	12,899

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,553,760

INSURANCE CARRIERS - 5.17%
637		21st Century Insurance Group	10,160
7,583		Aetna, Inc	653,200
400		Affirmative Insurance Holdings, Inc	5,824
13,274		Aflac, Inc	601,312
1,285		Alfa Corp	21,434
109	*	Alleghany Corp	33,354
1,433	*	Allmerica Financial Corp	58,954
17,616		Allstate Corp	973,989
2,811		Ambac Financial Group, Inc	202,561
861		American Equity Investment Life Holding Co	9,772
1,014		American Financial Group, Inc	34,405
60,497		American International Group, Inc	3,748,394
183		American National Insurance Co	21,799
300	*	American Physicians Capital, Inc	14,739
1,329	*	AMERIGROUP Corp	25,410
1,024		AmerUs Group Co	58,747
723	*	Argonaut Group, Inc	19,528
2,888		Assurant, Inc	109,917
437		Baldwin & Lyons, Inc (Class B)	10,938
426		Bristol West Holdings, Inc	7,775

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,142	*	Centene Corp	$28,584
849	*	Ceres Group, Inc	4,780
5,103		Chubb Corp	456,974
3,411		Cigna Corp	402,020
4,501		Cincinnati Financial Corp	188,547
1,295	*	Citizens, Inc	8,314
643	*	CNA Financial Corp	19,206
362	*	CNA Surety Corp	5,148
3,868	*	Conseco, Inc	81,653
2,952	*	Covanta Holding Corp	39,645
835		Delphi Financial Group, Inc (Class A)	39,078
641		Direct General Corp	12,647
117		Donegal Group, Inc	2,539
400		EMC Insurance Group, Inc	7,220
1,169		Erie Indemnity Co (Class A)	61,665
579		FBL Financial Group, Inc (Class A)	17,341
4,338		Fidelity National Financial, Inc	193,128
576	*	First Acceptance Corp	5,823
2,010		First American Corp	91,797
226	*	Fpic Insurance Group, Inc	8,134
5,634		Genworth Financial, Inc	181,640
101		Great American Financial Resources, Inc	2,020
695		Harleysville Group, Inc	16,680
2,611		HCC Insurance Holdings, Inc	74,492
3,013	*	Health Net, Inc	142,575
415	*	HealthExtras, Inc	8,873
887		Horace Mann Educators Corp	17,545
4,096	*	Humana, Inc	196,116
180		Independence Holding Co	3,276
582		Infinity Property & Casualty Corp	20,422
3,557		Jefferson-Pilot Corp	182,012
91		Kansas City Life Insurance Co	4,656
545	*	KMG America Corp	4,360
473		LandAmerica Financial Group, Inc	30,579
2,275		Leucadia National Corp	98,053
4,530		Lincoln National Corp	235,651
3,893		Loews Corp	359,752
256	*	Markel Corp	84,608
3,528		MBIA, Inc	213,867
753		Mercury General Corp	45,172
10,939		Metlife, Inc	545,090
2,458		MGIC Investment Corp	157,804
306		Midland Co	11,025
200	*	Molina Healthcare, Inc	4,998
29	*	National Western Life Insurance Co (Class A)	6,126
1,583		Nationwide Financial Services, Inc (Class A)	63,399
300	*	Navigators Group, Inc	11,196
329		Odyssey Re Holdings Corp	8,403
1,897		Ohio Casualty Corp	51,447
4,835		Old Republic International Corp	128,949
2,282	*	Pacificare Health Systems, Inc	182,058
448	*	Philadelphia Consolidated Holding Co	38,035

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,272		Phoenix Cos, Inc	$39,918
1,362	*	PMA Capital Corp (Class A)	11,958
2,433		PMI Group, Inc	97,004
370		Presidential Life Corp	6,660
7,657		Principal Financial Group	362,712
737	*	ProAssurance Corp	34,396
5,280		Progressive Corp	553,186
1,841		Protective Life Corp	75,812
13,695		Prudential Financial, Inc	925,234
2,243		Radian Group, Inc	119,103
834		Reinsurance Group Of America, Inc	37,280
488		RLI Corp	22,575
3,350		Safeco Corp	178,823
282		Safety Insurance Group, Inc	10,036
500	*	SeaBright Insurance Holdings, Inc	6,470
742		Selective Insurance Group, Inc	36,284
17,761		St. Paul Travelers Cos, Inc	796,936
729		Stancorp Financial Group, Inc	61,382
374		State Auto Financial Corp	11,833
432		Stewart Information Services Corp	22,118
2,713		Torchmark Corp	143,328
435		Tower Group, Inc	6,577
598		Transatlantic Holdings, Inc	34,086
263	*	Triad Guaranty, Inc	10,315
928		UICI	33,408
398		United Fire & Casualty Co	17,954
33,296		UnitedHealth Group, Inc	1,871,235
1,256		Unitrin, Inc	59,610
650	*	Universal American Financial Corp	14,781
7,761		UnumProvident Corp	159,101
2,812		W.R. Berkley Corp	111,018
487	*	WellCare Health Plans, Inc	18,043
834	*	WellChoice, Inc	63,301
16,065	*	WellPoint, Inc	1,218,048
69		Wesco Financial Corp	23,605
414		Zenith National Insurance Corp	25,954

		TOTAL INSURANCE CARRIERS	18,647,418

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
944	*	Corrections Corp of America	37,477
400	*	Geo Group, Inc	10,600

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	48,077

LEATHER AND LEATHER PRODUCTS - 0.12%
469		Brown Shoe Co, Inc	15,477
10,050	*	Coach, Inc	315,168
646	*	Genesco, Inc	24,057
268	*	Steven Madden Ltd	6,143
1,374	*	Timberland Co (Class A)	46,414

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

150		Weyco Group, Inc	$2,925
1,606		Wolverine World Wide, Inc	33,806

		TOTAL LEATHER AND LEATHER PRODUCTS	443,990

LEGAL SERVICES - 0.01%
1,106	*	FTI Consulting, Inc	27,938
162		Pre-Paid Legal Services, Inc	6,269

		TOTAL LEGAL SERVICES	34,207

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
2,498		Laidlaw International, Inc	60,377

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	60,377

LUMBER AND WOOD PRODUCTS - 0.05%
174		American Woodmark Corp	5,846
2,253	*	Champion Enterprises, Inc	33,299
347		Deltic Timber Corp	15,979
2,901		Louisiana-Pacific Corp	80,329
134		Skyline Corp	5,446
455		Universal Forest Products, Inc	26,081

		TOTAL LUMBER AND WOOD PRODUCTS	166,980

METAL MINING - 0.35%
602		Cleveland-Cliffs, Inc	52,440
5,381	*	Coeur d'Alene Mines Corp	22,762
656		Commerce Group, Inc	38,061
4,496		Freeport-McMoRan Copper & Gold, Inc (Class A)	218,461
4,323	*	Hecla Mining Co	18,935
10,958		Newmont Mining Corp	516,889
2,543		Phelps Dodge Corp	330,412
429		Royal Gold, Inc	11,527
677		Southern Peru Copper Corp	37,885
1,772	*	Stillwater Mining Co	16,214

		TOTAL METAL MINING	1,263,586

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
870		Blyth, Inc	19,392
1,930		Callaway Golf Co	29,124
323		Charles & Colvard Ltd	8,062
400		Daktronics, Inc	9,592
221		Escalade, Inc	2,928
3,789		Fortune Brands, Inc	308,159

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,091		Hasbro, Inc	$80,388
2,086	*	Identix, Inc	9,804
815	*	Jakks Pacific, Inc	13,227
1,500	*	K2, Inc	17,100
992	*	Leapfrog Enterprises, Inc	14,652
10,724		Mattel, Inc	178,876
699		Nautilus, Inc	15,427
360	*	RC2 Corp	12,154
239		Russ Berrie & Co, Inc	3,375
1,005	*	Shuffle Master, Inc	26,562
189	*	Steinway Musical Instruments, Inc	4,980
1,163		Yankee Candle Co, Inc	28,494

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	782,296

MISCELLANEOUS RETAIL - 1.16%
1,405	*	1-800-FLOWERS.COM, Inc (Class A)	9,849
564	*	AC Moore Arts & Crafts, Inc	10,818
918	*	Alloy, Inc	4,443
7,951	*	Amazon.com, Inc	360,180
1,303		Barnes & Noble, Inc	49,123
500		Big 5 Sporting Goods Corp	11,930
202		Blair Corp	7,452
389	*	Blue Nile, Inc	12,308
1,898		Borders Group, Inc	42,079
108	*	Build-A-Bear Workshop, Inc	2,408
996		Cash America International, Inc	20,667
432	*	CKX, Inc	5,430
1,174	*	Coldwater Creek, Inc	29,608
21,236		CVS Corp	616,056
849	*	Dick's Sporting Goods, Inc	25,563
2,856	*	Dollar Tree Stores, Inc	61,832
1,400	*	Drugstore.com, Inc	5,180
545	*	GSI Commerce, Inc	10,846
988	*	Hibbett Sporting Goods, Inc	21,983
550	*	Jill (J.) Group, Inc	8,701
991		Longs Drug Stores Corp	42,504
1,895	*	Marvel Entertainment, Inc	33,864
3,654		Michaels Stores, Inc	120,801
1,209		MSC Industrial Direct Co (Class A)	40,103
575	*	Nutri/System, Inc	14,387
8,230	*	Office Depot, Inc	244,431
306	*	Overstock.com, Inc	11,735
700	*	Party City Corp	11,844
1,428	*	Petco Animal Supplies, Inc	30,216
3,826		Petsmart, Inc	83,330
719	*	Priceline.com, Inc	13,891
12,886	*	Rite Aid Corp	49,998
2,677	*	Sears Holdings Corp	333,072
251	*	Sharper Image Corp	3,163

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

625	*	Sports Authority, Inc	$18,400
490	*	Stamps.com, Inc	8,433
19,192		Staples, Inc	409,173
3,870		Tiffany & Co	153,910
394	*	Valuevision International, Inc (Class A)	4,472
26,944		Walgreen Co	1,170,717
506		World Fuel Services Corp	16,420
1,466	*	Zale Corp	39,846

		TOTAL MISCELLANEOUS RETAIL	4,171,166

MOTION PICTURES - 1.65%
1,023	*	Avid Technology, Inc	42,352
4,898		Blockbuster, Inc (Class A)	23,266
216		Carmike Cinemas, Inc	4,955
7,297	*	Discovery Holding Co (Class A)	105,369
1,054	*	DreamWorks Animation SKG, Inc (Class A)	29,154
1,186	*	Macrovision Corp	22,653
61,530		News Corp (Class A)	959,253
947		Regal Entertainment Group (Class A)	18,978
1,074	*	Time Warner Telecom, Inc (Class A)	8,377
120,744		Time Warner, Inc	2,186,674
37,564		Viacom, Inc (Class B)	1,239,988
53,589		Walt Disney Co	1,293,103

		TOTAL MOTION PICTURES	5,934,122

NONDEPOSITORY INSTITUTIONS - 2.02%
460	*	Accredited Home Lenders Holding Co	16,174
1,900		Advance America Cash Advance Centers, Inc	25,175
391		Advanta Corp (Class B)	11,038
2,413		American Capital Strategies Ltd	88,461
28,807		American Express Co	1,654,674
4,009	*	AmeriCredit Corp	95,695
590		Ares Capital Corp	9,605
261		Asta Funding, Inc	7,924
372		Beverly Hills Bancorp, Inc	3,817
6,609		Capital One Financial Corp	525,548
1,771	*	CapitalSource, Inc	38,608
1,377		CharterMac	28,229
5,466		CIT Group, Inc	246,954
500	*	Collegiate Funding Services LLC	7,405
629	*	CompuCredit Corp	27,940
15,474		Countrywide Financial Corp	510,333
700		Delta Financial Corp	5,110
2,470		Doral Financial Corp	32,283
2,000	*	E-Loan, Inc	8,380
352	*	Encore Capital Group, Inc	6,280
25,425		Fannie Mae	1,139,549
210		Federal Agricultural Mortgage Corp (Class C)	5,111
441		Financial Federal Corp	17,552

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

330	*	First Cash Financial Services, Inc	$8,686
683		First Marblehead Corp	17,348
18,140		Freddie Mac	1,024,184
33,494		MBNA Corp	825,292
1,244		MCG Capital Corp	20,986
1,519	*	Metris Cos, Inc	22,223
451	*	Nelnet, Inc	17,143
458		NGP Capital Resources Co	6,897
1,743	*	Ocwen Financial Corp	12,096
7,803	*	Providian Financial Corp	137,957
11,132		SLM Corp	597,120
127		Student Loan Corp	30,084
699		Westcorp	41,171
216	*	WFS Financial, Inc	14,513
401	*	World Acceptance Corp	10,189

		TOTAL NONDEPOSITORY INSTITUTIONS	7,297,734

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
401		AMCOL International Corp	7,647
530		Compass Minerals International, Inc	12,190
1,327		Florida Rock Industries, Inc	85,047
2,662		Vulcan Materials Co	197,547

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	302,431

OIL AND GAS EXTRACTION - 2.86%
6,142		Anadarko Petroleum Corp	588,097
8,552		Apache Corp	643,281
474	*	Atlas America, Inc	23,155
470	*	ATP Oil & Gas Corp	15,435
362	*	Atwood Oceanics, Inc	30,484
8,804		Baker Hughes, Inc	525,423
568		Berry Petroleum Co (Class A)	37,880
339	*	Bill Barrett Corp	12,482
8,502		BJ Services Co	305,987
625	*	Brigham Exploration Co	8,031
10,045		Burlington Resources, Inc	816,859
1,179		Cabot Oil & Gas Corp (Class A)	59,551
944	*	Cal Dive International, Inc	59,859
353	*	Callon Petroleum Co	7,388
498	*	Carrizo Oil & Gas, Inc	14,591
1,464	*	Cheniere Energy, Inc	60,551
8,721		Chesapeake Energy Corp	333,578
2,117	*	Cimarex Energy Co	95,964
92	*	Clayton Williams Energy, Inc	3,974
1,066	*	Comstock Resources, Inc	34,975
847	*	Delta Petroleum Corp	17,618
1,540	*	Denbury Resources, Inc	77,678
12,344		Devon Energy Corp	847,292
1,544		Diamond Offshore Drilling, Inc	94,570

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

365	*	Edge Petroleum Corp	$9,632
1,281	*	Encore Acquisition Co	49,767
1,600	*	Endeavour International Corp	8,000
870	*	Energy Partners Ltd	27,161
3,945		ENSCO International, Inc	183,798
3,178		Equitable Resources, Inc	124,133
1,291	*	Forest Oil Corp	67,261
753	*	FX Energy, Inc	9,013
1,694	*	Gasco Energy, Inc	11,265
2,729	*	Global Industries Ltd	40,225
273	*	Goodrich Petroleum Corp	6,407
4,422	*	Grey Wolf, Inc	37,277
11,627		Halliburton Co	796,682
1,715	*	Hanover Compressor Co	23,770
1,312	*	Harvest Natural Resources, Inc	14,078
1,433		Helmerich & Payne, Inc	86,539
808	*	Houston Exploration Co	54,338
1,324	*	KCS Energy, Inc	36,450
2,998		Kerr-McGee Corp	291,136
716	*	McMoRan Exploration Co	13,919
1,700	*	Meridian Resource Corp	7,089
3,392	*	Newfield Exploration Co	166,547
1,860	*	Newpark Resources, Inc	15,661
4,584		Noble Energy, Inc	214,990
10,460		Occidental Petroleum Corp	893,598
679	*	Oceaneering International, Inc	36,265
793	*	Parallel Petroleum Corp	11,102
3,446	*	Parker Drilling Co	31,944
4,547		Patterson-UTI Energy, Inc	164,056
144	v*	PetroCorp (Escrow)	-
2,025	*	PetroHawk Energy Corp	29,180
421	*	Petroleum Development Corp	16,141
1,072	*	Petroquest Energy, Inc	11,192
515	*	Pioneer Drilling Co	10,053
3,756		Pioneer Natural Resources Co	206,280
2,021	*	Plains Exploration & Production Co	86,539
1,561		Pogo Producing Co	92,005
4,125	*	Pride International, Inc	117,604
1,467	*	Quicksilver Resources, Inc	70,108
2,131		Range Resources Corp	82,278
609	*	Remington Oil & Gas Corp	25,274
2,599		Rowan Cos, Inc	92,239
225		RPC, Inc	5,796
525	*	SEACOR Holdings, Inc	38,105
2,202	*	Southwestern Energy Co	161,627
656	*	Spinnaker Exploration Co	42,437
1,510		St. Mary Land & Exploration Co	55,266
607	*	Stone Energy Corp	37,051
2,023	*	Superior Energy Services	46,711
743	*	Swift Energy Co	33,992
790	*	Syntroleum Corp	11,502
993	*	Tetra Technologies, Inc	31,001
1,671		Tidewater, Inc	81,328

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,235		Todco	$51,512
565	*	Toreador Resources Corp	20,001
1,064	*	Transmontaigne, Inc	8,501
591	*	Tri-Valley Corp	5,880
1,300	*	Unit Corp	71,864
1,256	*	Veritas DGC, Inc	45,995
1,646		Vintage Petroleum, Inc	75,156
335		W&T Offshore, Inc	10,864
500	*	Warren Resources, Inc	8,375
822	*	W-H Energy Services, Inc	26,649
772	*	Whiting Petroleum Corp	33,844
9,407		XTO Energy, Inc	426,325

		TOTAL OIL AND GAS EXTRACTION	10,315,481

PAPER AND ALLIED PRODUCTS - 0.60%
2,762		Bemis Co	68,221
1,495		Bowater, Inc	42,264
827	*	Buckeye Technologies, Inc	6,715
696	*	Caraustar Industries, Inc	7,642
780		Chesapeake Corp	14,344
6,852		Georgia-Pacific Corp	233,379
1,264		Glatfelter	17,810
2,067	*	Graphic Packaging Corp	5,788
400		Greif, Inc (Class A)	24,040
13,025		International Paper Co	388,145
12,669		Kimberly-Clark Corp	754,186
1,295		Longview Fibre Co	25,240
4,836		MeadWestvaco Corp	133,570
900	*	Mercer International, Inc	7,443
406		Neenah Paper, Inc	11,896
2,001		OfficeMax, Inc	63,372
1,623		Packaging Corp of America	31,502
908	*	Playtex Products, Inc	9,988
798		Potlatch Corp	41,592
446		Rock-Tenn Co (Class A)	6,735
456		Schweitzer-Mauduit International, Inc	10,178
6,998	*	Smurfit-Stone Container Corp	72,499
2,284		Sonoco Products Co	62,376
2,850		Temple-Inland, Inc	116,423
1,197		Wausau Paper Corp	14,974

		TOTAL PAPER AND ALLIED PRODUCTS	2,170,322

PERSONAL SERVICES - 0.16%
236		Angelica Corp	4,213
3,588		Cintas Corp	147,287
576	*	Coinstar, Inc	10,662
416		G & K Services, Inc (Class A)	16,386
8,628		H&R Block, Inc	206,899
800		Jackson Hewitt Tax Service, Inc	19,128

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,185		Regis Corp	$44,817
8,724		Service Corp International	72,322
241		Unifirst Corp	8,452
1,029	*	Weight Watchers International, Inc	53,076

		TOTAL PERSONAL SERVICES	583,242

PETROLEUM AND COAL PRODUCTS - 5.62%
2,036		Amerada Hess Corp	279,950
1,695		Ashland, Inc	93,632
59,416		Chevron Corp	3,845,998
36,685		ConocoPhillips	2,564,648
524		ElkCorp	18,743
6,286		EOG Resources, Inc	470,821
167,485		Exxon Mobil Corp	10,641,997
1,400		Frontier Oil Corp	62,090
299	*	Giant Industries, Inc	17,503
952	*	Headwaters, Inc	35,605
600		Holly Corp	38,388
9,590		Marathon Oil Corp	661,039
4,404		Murphy Oil Corp	219,627
3,766		Sunoco, Inc	294,501
1,845		Tesoro Corp	124,058
7,776		Valero Energy Corp	879,155
552		WD-40 Co	14,634

		TOTAL PETROLEUM AND COAL PRODUCTS	20,262,389

PRIMARY METAL INDUSTRIES - 0.74%
3,061	*	AK Steel Holding Corp	26,233
22,829		Alcoa, Inc	557,484
984	*	Aleris International, Inc	27,011
2,700		Allegheny Technologies, Inc	83,646
1,171		Belden CDT, Inc	22,753
472	*	Brush Engineered Materials, Inc	7,495
569		Carpenter Technology Corp	33,349
500	*	Century Aluminum Co	11,240
638	*	Chaparral Steel Co	16,090
1,781	*	CommScope, Inc	30,883
37,478	*	Corning, Inc	724,450
250	*	Encore Wire Corp	4,065
816	*	General Cable Corp	13,709
474		Gibraltar Industries, Inc	10,840
1,542		Hubbell, Inc (Class B)	72,366
890	*	Lone Star Technologies, Inc	49,475
774		Matthews International Corp (Class A)	29,249
1,125	*	Maverick Tube Corp	33,750
1,107		Mueller Industries, Inc	30,741
516	*	NS Group, Inc	20,253
4,175		Nucor Corp	246,283
1,000	*	Oregon Steel Mills, Inc	27,900
3,520		Precision Castparts Corp	186,912

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

801		Quanex Corp	$53,042
400		Roanoke Electric Steel Corp	8,012
857	*	RTI International Metals, Inc	33,723
450		Schnitzer Steel Industries, Inc (Class A)	14,657
1,067		Steel Dynamics, Inc	36,235
300		Steel Technologies, Inc	7,779
442	*	Superior Essex, Inc	7,960
638		Texas Industries, Inc	34,707
370	*	Titanium Metals Corp	14,637
741		Tredegar Corp	9,640
2,913		United States Steel Corp	123,366
569	*	Wheeling-Pittsburgh Corp	9,519
2,063		Worthington Industries, Inc	43,385

		TOTAL PRIMARY METAL INDUSTRIES	2,662,839

PRINTING AND PUBLISHING - 0.80%
990	*	ACCO Brands Corp	27,938
1,857		American Greetings Corp (Class A)	50,882
663		Banta Corp	33,740
2,642		Belo (A.H.) Corp Series A	60,396
539		Bowne & Co, Inc	7,702
1,296	*	Cenveo, Inc	13,440
295	*	Consolidated Graphics, Inc	12,700
337		Courier Corp	12,604
162		CSS Industries, Inc	5,268
3,914		Dex Media, Inc	108,770
1,246		Dow Jones & Co, Inc	47,585
1,773	*	Dun & Bradstreet Corp	116,788
422		Ennis, Inc	7,090
1,891		EW Scripps Co	94,493
6,575		Gannett Co, Inc	452,557
1,603		Harte-Hanks, Inc	42,367
1,308		Hollinger International, Inc	12,818
814		John H Harland Co	36,142
1,476		John Wiley & Sons, Inc (Class A)	61,608
721		Journal Communications, Inc	10,743
1,179		Journal Register Co	19,076
1,940		Knight Ridder, Inc	113,839
1,358		Lee Enterprises, Inc	57,688
590	*	Martha Stewart Living Omnimedia, Inc (Class A)	14,762
487		McClatchy Co (Class A)	31,767
9,764		McGraw-Hill Cos, Inc	469,063
574		Media General, Inc (Class A)	33,298
1,073		Meredith Corp	53,532
3,769		New York Times Co (Class A)	112,128
550	*	Playboy Enterprises, Inc (Class B)	7,755
703	*	Presstek, Inc	9,125
4,589	*	Primedia, Inc	18,769
690	*	R.H. Donnelley Corp	43,649
5,587		R.R. Donnelley & Sons Co	207,110
2,596		Reader's Digest Association, Inc (Class A)	41,458

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

234		Schawk, Inc	$4,678
1,013	*	Scholastic Corp	37,440
338		Standard Register Co	5,053
300		Thomas Nelson, Inc	5,628
6,204		Tribune Co	210,254
1,194	*	Valassis Communications, Inc	46,542
144		Washington Post Co (Class B)	115,560

		TOTAL PRINTING AND PUBLISHING	2,873,805

RAILROAD TRANSPORTATION - 0.52%
9,813		Burlington Northern Santa Fe Corp	586,817
5,708		CSX Corp	265,308
842		Florida East Coast Industries	38,134
490	*	Genesee & Wyoming, Inc (Class A)	15,533
2,136	*	Kansas City Southern Industries, Inc	49,790
10,616		Norfolk Southern Corp	430,585
6,961		Union Pacific Corp	499,104

		TOTAL RAILROAD TRANSPORTATION	1,885,271

REAL ESTATE - 0.10%
946	*	Alderwoods Group, Inc	15,495
201	*	California Coastal Communities, Inc	7,079
1,305	*	CB Richard Ellis Group, Inc	64,206
151		Consolidated-Tomoka Land Co	10,268
1,722		Forest City Enterprises, Inc (Class A)	65,608
1,014		Jones Lang LaSalle, Inc	46,705
1,980		St. Joe Co	123,651
2,339		Stewart Enterprises, Inc (Class A)	15,508
991	*	Trammell Crow Co	24,458

		TOTAL REAL ESTATE	372,978

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
415	*	Applied Films Corp	8,715
2,154		Cooper Tire & Rubber Co	32,892
252	*	Deckers Outdoor Corp	6,063
4,102	*	Goodyear Tire & Rubber Co	63,950
1,402	*	Jarden Corp	57,580
1,126		Schulman (A.), Inc	20,212
2,243	*	Sealed Air Corp	106,453
499	*	Skechers U.S.A., Inc (Class A)	8,169
757		Spartech Corp	14,792
200	*	Trex Co, Inc	4,800
1,467	Tupperware Corp	33,418
815	West Pharmaceutical Services, Inc	24,181

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	381,225

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 2.34%
2,022		A.G. Edwards. Inc	$88,584
6,560	*	Ameritrade Holding Corp	140,909
765	*	Archipelago Holdings, Inc	30,485
3,061		Bear Stearns Cos, Inc	335,945
172		BKF Capital Group, Inc	5,320
500		BlackRock, Inc	44,310
500		Calamos Asset Management, Inc (Class A)	12,340
27,409		Charles Schwab Corp	395,512
893		Chicago Mercantile Exchange Holdings, Inc	301,209
10,135	*	E*Trade Financial Corp	178,376
3,929		Eaton Vance Corp	97,518
2,221		Federated Investors, Inc (Class B)	73,804
4,251		Franklin Resources, Inc	356,914
175		GAMCO Investors, Inc	8,024
10,860		Goldman Sachs Group, Inc	1,320,359
311		Greenhill & Co, Inc	12,966
3,313		Instinet Group, Inc	16,466
295	*	International Securities Exchange, Inc	6,903
1,273	*	Investment Technology Group, Inc	37,681
5,961		Janus Capital Group, Inc	86,136
1,328		Jefferies Group, Inc	57,834
3,268	*	Knight Capital Group, Inc	27,157
1,377	*	LaBranche & Co, Inc	11,966
2,872		Legg Mason, Inc	315,030
7,209		Lehman Brothers Holdings, Inc	839,704
588	*	MarketAxess Holdings, Inc	7,997
24,765		Merrill Lynch & Co, Inc	1,519,333
28,853		Morgan Stanley	1,556,331
225	*	Morningstar, Inc	7,200
1,154	*	Nasdaq Stock Market, Inc	29,254
1,500		Nuveen Investments, Inc	59,085
550		optionsXpress Holdings, Inc	10,472
547	*	Piper Jaffray Cos	16,333
1,849		Raymond James Financial, Inc	59,390
500	*	Refco, Inc	14,135
284		Sanders Morris Harris Group, Inc	4,643
1,636		SEI Investments Co	61,481
202	*	Stifel Financial Corp	7,252
376		SWS Group, Inc	6,166
3,394		T Rowe Price Group, Inc	221,628
2,327		Waddell & Reed Financial, Inc (Class A)	45,051

		TOTAL SECURITY AND COMMODITY BROKERS	8,427,203

SOCIAL SERVICES - 0.01%
636	*	Bright Horizons Family Solutions, Inc	24,422
539	*	Providence Service Corp	16,488
491	*	Res-Care, Inc	7,556

		TOTAL SOCIAL SERVICES	48,466

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

SPECIAL TRADE CONTRACTORS - 0.04%
798	*	AsiaInfo Holdings, Inc	$3,870
528		Chemed Corp	22,884
1,100	*	Comfort Systems USA, Inc	9,691
1,544	*	Dycom Industries, Inc	31,220
404	*	EMCOR Group, Inc	23,957
675	*	Insituform Technologies, Inc (Class A)	11,671
277	*	Layne Christensen Co	6,523
3,042	*	Quanta Services, Inc	38,816

		TOTAL SPECIAL TRADE CONTRACTORS	148,632

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
488		Apogee Enterprises, Inc	8,345
634	*	Cabot Microelectronics Corp	18,627
477		CARBO Ceramics, Inc	31,477
479		Eagle Materials, Inc	58,136
4,326		Gentex Corp	75,272
924		Lafarge North America, Inc	62,472
501		Libbey, Inc	7,615
3,965	*	Owens-Illinois, Inc	81,758
886	b,*	USG Corp	60,886

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	404,588

TEXTILE MILL PRODUCTS - 0.00%
310		Oxford Industries, Inc	13,987

		TOTAL TEXTILE MILL PRODUCTS	13,987

TOBACCO PRODUCTS - 1.25%
54,567		Altria Group, Inc	4,022,134
1,837		Loews Corp (Carolina Group)	72,800
2,227		Reynolds American, Inc	184,886
617		Universal Corp (Virginia)	23,958
4,309		UST, Inc	180,375
655		Vector Group Ltd	13,107

		TOTAL TOBACCO PRODUCTS	4,497,260

TRANSPORTATION BY AIR - 0.36%
1,497	*	ABX Air, Inc	12,275
2,312	*	Airtran Holdings, Inc	29,270
754	*	Alaska Air Group, Inc	21,911
4,631	*	AMR Corp	51,775
2,163	*	Continental Airlines, Inc (Class B)	20,895
2,675	b,*	Delta Air Lines, Inc	2,006
1,007	*	EGL, Inc	27,340
1,011	*	ExpressJet Holdings, Inc	9,069

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

7,933		FedEx Corp	$691,202
799	*	Frontier Airlines, Inc	7,814
2,419	*	JetBlue Airways Corp	42,574
614	*	Mesa Air Group, Inc	5,065
579	*	Offshore Logistics, Inc	21,423
546	*	Pinnacle Airlines Corp	3,549
500	*	Republic Airways Holdings, Inc	7,155
1,213		Skywest, Inc	32,533
20,669		Southwest Airlines Co	306,935
601	*	World Air Holdings, Inc	6,371

		TOTAL TRANSPORTATION BY AIR	1,299,162

TRANSPORTATION EQUIPMENT - 2.27%
467		A.O. Smith Corp	13,309
803	*	AAR Corp	13,795
500	*	Accuride Corp	6,905
603	*	Aftermarket Technology Corp	11,089
1,104		American Axle & Manufacturing Holdings, Inc	25,480
468		Arctic Cat, Inc	9,613
899	*	Armor Holdings, Inc	38,666
1,592		ArvinMeritor, Inc	26,618
2,381		Autoliv, Inc	103,574
21,735		Boeing Co	1,476,893
2,390		Brunswick Corp	90,175
1,380		Clarcor, Inc	39,634
563		Coachmen Industries, Inc	6,469
3,889		Dana Corp	36,595
12,848		Delphi Corp	35,460
1,274		Federal Signal Corp	21,773
1,526	*	Fleetwood Enterprises, Inc	18,770
46,696		Ford Motor Co	460,423
300		Freightcar America, Inc	12,234
1,126	*	GenCorp, Inc	21,000
5,223		General Dynamics Corp	624,410
12,035		General Motors Corp	368,391
4,670		Genuine Parts Co	200,343
3,219		Goodrich Corp	142,730
144		Greenbrier Cos, Inc	4,787
457	*	Group 1 Automotive, Inc	12,613
7,419		Harley-Davidson, Inc	359,376
1,105		Harsco Corp	72,455
1,100	*	Hayes Lemmerz International, Inc	4,928
719		Heico Corp	16,681
2,403		ITT Industries, Inc	272,981
1,366		JLG Industries, Inc	49,982
885		Kaman Corp (Class A)	18,098
9,728		Lockheed Martin Corp	593,797
139	v*	Mascotech (Escrow)	-
797		Monaco Coach Corp	11,748
1,556	*	Navistar International Corp	50,461
179		Noble International Ltd	4,325

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

9,355		Northrop Grumman Corp	$508,444
1,941	*	Orbital Sciences Corp	24,263
2,024		Oshkosh Truck Corp	87,356
4,528		Paccar, Inc	307,406
3,882	*	Pactiv Corp	68,013
1,204		Polaris Industries, Inc	59,658
233	*	Sequa Corp (Class A)	13,747
130		Standard Motor Products, Inc	1,054
574		Superior Industries International, Inc	12,352
1,117	*	Tenneco Automotive, Inc	19,559
3,082		Textron, Inc	221,041
904		Thor Industries, Inc	30,736
1,075		Trinity Industries, Inc	43,527
316	*	Triumph Group, Inc	11,746
1,123	*	TRW Automotive Holdings Corp	32,949
26,973		United Technologies Corp	1,398,280
981		Wabash National Corp	19,286
1,181		Westinghouse Air Brake Technologies Corp	32,218
730		Winnebago Industries, Inc	21,148

		TOTAL TRANSPORTATION EQUIPMENT	8,189,364

TRANSPORTATION SERVICES - 0.17%
154		Ambassadors Group, Inc	3,434
2,231		C.H. Robinson Worldwide, Inc	143,052
400	*	Dynamex, Inc	6,256
5,284	*	Expedia, Inc	104,676
2,815		Expeditors International Washington, Inc	159,836
1,285		GATX Corp	50,822
328	*	HUB Group, Inc	12,041
966		Pacer International, Inc	25,464
666	*	Pegasus Solutions, Inc	5,981
1,200	*	RailAmerica, Inc	14,280
3,423		Sabre Holdings Corp	69,418

		TOTAL TRANSPORTATION SERVICES	595,260

TRUCKING AND WAREHOUSING - 0.43%
600		Arkansas Best Corp	20,922
1,419		CNF, Inc	74,497
197	*	Covenant Transport, Inc (Class A)	2,384
909		Forward Air Corp	33,488
600	*	Frozen Food Express Industries	6,294
1,212		Heartland Express, Inc	24,652
3,308		J.B. Hunt Transport Services, Inc	62,885
1,580		Landstar System, Inc	63,247
257	*	Marten Transport Ltd	6,502
448	*	Old Dominion Freight Line	15,004
400	*	P.A.M. Transportation Services, Inc	6,464
399	*	SCS Transportation, Inc	6,268
900	*	SIRVA, Inc	6,714

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,045	*	Swift Transportation Co, Inc	$18,497
200	*	U.S. Xpress Enterprises, Inc (Class A)	2,332
16,204		United Parcel Service, Inc (Class B)	1,120,183
1,281		Werner Enterprises, Inc	22,148
1,431	*	Yellow Roadway Corp	59,272

		TOTAL TRUCKING AND WAREHOUSING	1,551,753

WATER TRANSPORTATION - 0.05%
1,359		Alexander & Baldwin, Inc	72,353
484	*	Gulfmark Offshore, Inc	15,619
377	*	Hornbeck Offshore Services, Inc	13,810
492	*	Kirby Corp	24,320
226		Maritrans, Inc	7,232
1,100	*	Odyssey Marine Exploration, Inc	4,059
772		Overseas Shipholding Group, Inc	45,031

		TOTAL WATER TRANSPORTATION	182,424

WHOLESALE TRADE-DURABLE GOODS - 0.48%
143	*	1-800 Contacts, Inc	2,681
2,542		Adesa, Inc	56,178
1,111		Agilysys, Inc	18,709
868		Applied Industrial Technologies, Inc	31,144
2,908	*	Arrow Electronics, Inc	91,195
877	*	Aviall, Inc	29,625
3,645	*	Avnet, Inc	89,120
442		Barnes Group, Inc	15,850
400	*	Beacon Roofing Supply, Inc	13,068
700		BlueLinx Holdings, Inc	9,408
1,472		BorgWarner, Inc	83,109
364		Building Material Holding Corp	33,921
400	*	Castle (A.M.) & Co	7,000
2,908	*	Cytyc Corp	78,080
604	*	Digi International, Inc	6,481
332	*	Drew Industries, Inc	8,569
818	*	Genesis Microchip, Inc	17,955
1,852		Hughes Supply, Inc	60,375
3,161		IKON Office Solutions, Inc	31,547
416	*	Imagistics International, Inc	17,410
3,230	*	Ingram Micro, Inc (Class A)	59,884
985	*	Insight Enterprises, Inc	18,321
327	*	Interline Brands, Inc	6,870
440	*	Keystone Automotive Industries, Inc	12,676
1,039		Knight Transportation, Inc	25,310
122		Lawson Products, Inc	4,480
366	*	LKQ Corp	11,053
1,241		Martin Marietta Materials, Inc	97,369
309	*	Merge Technologies, Inc	5,281
589	*	Navarre Corp	3,410
2,616		Omnicare, Inc	147,098

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,223		Owens & Minor, Inc	$35,895
3,578	*	Patterson Cos, Inc	143,227
1,474		PEP Boys-Manny Moe & Jack	20,400
2,367	*	PSS World Medical, Inc	31,576
744		Reliance Steel & Aluminum Co	39,380
644		Ryerson Tull, Inc	13,717
1,396		SCP Pool Corp	48,762
48	*	Strattec Security Corp	2,489
5,522	*	Sycamore Networks, Inc	20,818
500	*	TBC Corp	17,245
1,588	*	Tech Data Corp	58,295
1,740	*	Tyler Technologies, Inc	14,407
3,804	*	Visteon Corp	37,203
1,967		W.W. Grainger, Inc	123,764
839	*	WESCO International, Inc	28,417
441	*	West Marine, Inc	6,518

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,735,290

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
1,435		Airgas, Inc	42,519
771	*	Allscripts Healthcare Solutions, Inc	13,893
2,719		AmerisourceBergen Corp	210,179
973	*	BioScrip, Inc	6,325
1,443		Brown-Forman Corp (Class B)	85,916
11,359		Cardinal Health, Inc	720,615
281	*	Central European Distribution Corp	11,968
3,924	*	Dean Foods Co	152,487
1,327	*	Endo Pharmaceuticals Holdings, Inc	35,391
200	*	Green Mountain Coffee Roasters, Inc	6,956
587	*	Hain Celestial Group, Inc	11,388
605		Handleman Co	7,641
2,296	*	Henry Schein, Inc	97,856
300		Kenneth Cole Productions, Inc (Class A)	8,187
648		K-Swiss, Inc (Class A)	19,161
7,816		McKesson Corp	370,869
1,344	*	Men's Wearhouse, Inc	35,885
568	*	Metals USA, Inc	11,621
685		Myers Industries, Inc	7,973
331		Nash Finch Co	13,965
4,952		Nike, Inc (Class B)	404,479
1,471		Nu Skin Enterprises, Inc (Class A)	28,023
278	*	Nuco2, Inc	7,159
1,302	*	Performance Food Group Co	41,091
377	*	Perry Ellis International, Inc	8,196
928	*	Priority Healthcare Corp (Class B)	25,854
200	*	Provide Commerce, Inc	4,854
1,259		Reebok International, Ltd	71,222
11,918		Safeway, Inc	305,101
596	*	School Specialty, Inc	29,073
352	*	Smart & Final, Inc	4,555
857	*	Source Interlink Cos, Inc	9,478

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

535	*	Spartan Stores, Inc	$5,511
1,173		Stride Rite Corp	15,038
3,544		Supervalu, Inc	110,289
16,492		Sysco Corp	517,354
171		The Andersons, Inc	5,007
1,032	*	Tractor Supply Co	47,111
1,020	*	United Natural Foods, Inc	36,067
911	*	United Stationers, Inc	43,600

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,589,857

		TOTAL COMMON STOCKS	360,280,705
		(Cost $304,781,509)

		TOTAL PORTFOLIO - 99.90%	360,280,705
		(Cost $304,781,509)

		OTHER ASSETS & LIABILITIES, NET - 0.10%	377,835

		NET ASSETS - 100.00%	$360,658,540

	*	Non-income producing
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.87%
AMUSEMENT AND RECREATION SERVICES - 0.01%
300		International Speedway Corp (Class A)	$15,741
500	*	Sunterra Corp	6,565

		TOTAL AMUSEMENT AND RECREATION SERVICES	22,306

APPAREL AND ACCESSORY STORES - 0.67%
400	*	Aeropostale, Inc	8,500
2,300		American Eagle Outfitters, Inc	54,119
1,050		Bebe Stores, Inc	18,375
500		Burlington Coat Factory Warehouse Corp	19,020
71	*	Charming Shoppes, Inc	758
2,100	*	Chico's FAS, Inc	77,280
2,065		Foot Locker, Inc	45,306
10,878		Gap, Inc	189,604
5,051	*	Kohl's Corp	253,459
6,547		Limited Brands, Inc	133,755
4,248		Nordstrom, Inc	145,791
1,344		Ross Stores, Inc	31,853
450		Stage Stores, Inc	12,091
1,169	*	Wilsons The Leather Experts, Inc	7,131

		TOTAL APPAREL AND ACCESSORY STORES	997,042

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
900	*	Hartmarx Corp	5,895
751	*	Innovo Group, Inc	1,479
1,300		Kellwood Co	33,605
1,719		Liz Claiborne, Inc	67,591
491		Phillips-Van Heusen Corp	15,231
582		Russell Corp	8,171

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	131,972

AUTO REPAIR, SERVICES AND PARKING - 0.02%
567		Bandag, Inc	24,302
248		Central Parking Corp	3,708
237	*	Midas, Inc	4,711
68		Ryder System, Inc	2,327

		TOTAL AUTO REPAIR, SERVICES AND PARKING	35,048

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
537	*	Autozone, Inc	44,705
1,035	*	Carmax, Inc	32,365
400	*	Copart, Inc	9,548

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	86,618

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.37%
276		Fastenal Co	$16,861
31,984		Home Depot, Inc	1,219,870
12,400		Lowe's Cos, Inc	798,560

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,035,291

BUSINESS SERVICES - 6.31%
3,949	*	3Com Corp	16,112
100		Administaff, Inc	3,974
6,162		Adobe Systems, Inc	183,936
1,043	*	Akamai Technologies, Inc	16,636
721	*	Applied Digital Solutions, Inc	2,055
159	*	aQuantive, Inc	3,201
358	*	Arbinet-thexchange, Inc	2,578
1,900	*	Ariba, Inc	10,830
888	*	Audible, Inc	10,913
2,770	*	Autobytel, Inc	13,878
2,500		Autodesk, Inc	116,100
14,283		Automatic Data Processing, Inc	614,740
801	*	Bankrate, Inc	21,971
1,870	*	BEA Systems, Inc	16,793
858	*	BISYS Group, Inc	11,523
358	*	Blue Coat Systems, Inc	15,566
1,215	*	BMC Software, Inc	25,636
1,658	*	Cadence Design Systems, Inc	26,793
1,848	*	Ceridian Corp	38,346
1,200	*	Checkfree Corp	45,384
612	*	Ciber, Inc	4,547
600	*	Citrix Systems, Inc	15,084
988	*	Click Commerce, Inc	18,110
8,282	*	CMGI, Inc	13,831
2,458	*	CNET Networks, Inc	33,355
2,865	*	Cogent Communications Group, Inc	13,981
1,700	*	Cognizant Technology Solutions Corp	79,203
3,367	*	Compuware Corp	31,986
1,964	*	Convergys Corp	28,223
100	*	CSG Systems International, Inc	2,171
342		Deluxe Corp	13,735
100	*	Digital Insight Corp	2,606
1,364	*	DST Systems, Inc	74,788
400	*	Earthlink, Inc	4,280
12,896	*	eBay, Inc	531,315
43	*	eFunds Corp	810
3,326	*	Electronic Arts, Inc	189,216
10,716		Electronic Data Systems Corp	240,467
400	*	Equinix, Inc	16,660
500	*	F5 Networks, Inc	21,735
300		Fair Isaac Corp	13,440
400	*	First Advantage Corp	11,760
3,523	*	Fiserv, Inc	161,600
50	*	Gartner, Inc (Class A)	584

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

590	*	Getty Images, Inc	$50,764
1,890	*	Google, Inc (Class A)	598,109
366	*	iGate Corp	1,329
2,336		IMS Health, Inc	58,797
5,850	*	Innovative Solutions & Support, Inc	90,850
700	*	Internet Security Systems, Inc	16,807
600	*	Intrado, Inc	10,818
1,090	*	Intuit, Inc	48,843
1,900	*	Ipass, Inc	10,222
1,277	*	Iron Mountain, Inc	46,866
2,393	*	iVillage, Inc	17,373
620		Jack Henry & Associates, Inc	12,028
5,785	*	Juniper Networks, Inc	137,625
328	*	Jupitermedia Corp	5,809
300	*	Kinetic Concepts, Inc	17,040
938	*	Lamar Advertising Co	42,548
801	*	Lionbridge Technologies	5,407
1,400	*	Macromedia, Inc	56,938
613		Manpower, Inc	27,211
1,200	*	Marchex, Inc	19,872
1,384	*	Matrixone, Inc	7,280
41	*	Mercury Interactive Corp	1,624
130,852		Microsoft Corp	3,366,822
1,291	*	Monster Worldwide, Inc	39,647
300	*	NAVTEQ Corp	14,985
500		NDCHealth Corp	9,460
1,302	*	NIC, Inc	8,528
4,100	*	Novell, Inc	30,545
3,713		Omnicom Group, Inc	310,518
51,603	*	Oracle Corp	639,361
1,136	*	Packeteer, Inc	14,257
1,100	*	Perot Systems Corp (Class A)	15,565
708	*	Pixar	31,513
1,100	*	Red Hat, Inc	23,309
1,525		Robert Half International, Inc	54,275
600	*	Salesforce.com, Inc	13,872
821	*	Sapient Corp	5,131
3,600		Siebel Systems, Inc	37,188
1,789	*	Spherion Corp	13,596
1,800		Startek, Inc	23,760
41,275	*	Sun Microsystems, Inc	161,798
1,000	*	SYKES Enterprises, Inc	11,900
13,593	*	Symantec Corp	308,017
504	*	Synopsys, Inc	9,526
1,828		Total System Services, Inc	42,611
700	*	Travelzoo, Inc	15,533
580	*	Trizetto Group, Inc	8,190
2,669	*	Unisys Corp	17,722
1,246		United Online, Inc	17,257
500	*	United Rentals, Inc	9,855
600	*	Universal Compression Holdings, Inc	23,862

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,335	*	Vasco Data Security International	$12,108
3,832	*	VeriSign, Inc	81,890
700	*	WebEx Communications, Inc	17,157

		TOTAL BUSINESS SERVICES	9,394,370

CHEMICALS AND ALLIED PRODUCTS - 8.29%
9,007	*	Aastrom Biosciences, Inc	21,167
762	*	Abgenix, Inc	9,662
354	*	Adolor Corp	3,781
8,713		Air Products & Chemicals, Inc	480,435
64	*	Alexion Pharmaceuticals, Inc	1,772
309	*	Alkermes, Inc	5,191
1,000	*	American Pharmaceutical Partners, Inc	45,660
18,591	*	Amgen, Inc	1,481,145
1,260	*	Arena Pharmaceuticals, Inc	12,474
622	*	Arqule, Inc	4,870
392	*	Atherogenics, Inc	6,284
1,901	*	AVANIR Pharmaceuticals	5,874
4,118		Avery Dennison Corp	215,742
6,544		Avon Products, Inc	176,688
2,656	*	Barr Pharmaceuticals, Inc	145,868
1,749	*	Bentley Pharmaceuticals, Inc	20,901
2,200	*	Bioenvision, Inc	17,666
5,831	*	Biogen Idec, Inc	230,208
1,012	*	BioMarin Pharmaceuticals, Inc	8,835
1,225		Cabot Corp	40,437
2,008	*	Cell Genesys, Inc	11,004
3,327	*	Cell Therapeutics, Inc	9,515
822	*	Cephalon, Inc	38,157
100	*	Charles River Laboratories International, Inc	4,362
730	*	Chattem, Inc	25,915
2,223		Clorox Co	123,465
8,194		Colgate-Palmolive Co	432,561
1,600	*	Connetics Corp	27,056
811	*	Cotherix, Inc	11,314
692	*	Cubist Pharmaceuticals, Inc	14,906
2,626	*	Curis, Inc	12,053
1,400		Dade Behring Holdings, Inc	51,324
3,385	*	Dendreon Corp	22,713
1,344		Diagnostic Products Corp	70,869
298	*	Digene Corp	8,493
1,723	*	Dov Pharmaceutical, Inc	29,257
7,638	*	Durect Corp	52,320
800	*	Dusa Pharmaceuticals, Inc	8,480
5,292		Ecolab, Inc	168,974
166	*	Encysive Pharmaceuticals, Inc	1,955
5,600		Engelhard Corp	156,296
400	*	Enzon Pharmaceuticals, Inc	2,652
600	*	EPIX Pharmaceuticals, Inc	4,620
2,682	*	First Horizon Pharmaceutical Corp	53,291

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

7,598	*	Forest Laboratories, Inc	$296,094
4,247	*	Genzyme Corp	304,255
860	*	Geron Corp	8,832
7,606	*	Gilead Sciences, Inc	370,869
16,314		Gillette Co	949,475
68		H.B. Fuller Co	2,113
866	*	Hi-Tech Pharmacal Co, Inc	26,049
1,487	*	Human Genome Sciences, Inc	20,208
959	*	Idexx Laboratories, Inc	64,138
600	*	Immucor, Inc	16,464
1,778	*	Immunogen, Inc	13,051
1,329	*	Inspire Pharmaceuticals, Inc	10,100
179	*	InterMune, Inc	2,962
1,545	*	Inverness Medical Innovations, Inc	40,989
700	*	Invitrogen Corp	52,661
6,947	*	King Pharmaceuticals, Inc	106,845
713	*	Kos Pharmaceuticals, Inc	47,721
1,050	*	KV Pharmaceutical Co (Class A)	18,659
800		Lubrizol Corp	34,664
1,700		Mannatech, Inc	20,145
725	*	Martek Biosciences Corp	25,469
1,010	*	Medarex, Inc	9,615
1,712		Medicis Pharmaceutical Corp (Class A)	55,743
3,755	*	Medimmune, Inc	126,356
42,048		Merck & Co, Inc	1,144,126
688	*	MGI Pharma, Inc	16,037
2,869	*	Millennium Pharmaceuticals, Inc	26,768
7,894		Mylan Laboratories, Inc	152,039
573	*	Nabi Biopharmaceuticals	7,506
1,484	*	Nastech Pharmaceutical Co, Inc	20,984
2,519		Natures Sunshine Products, Inc	58,542
700	*	NBTY, Inc	16,450
3,100	*	NitroMed, Inc	55,800
400	*	Northfield Laboratories, Inc	5,160
1,937	*	Noven Pharmaceuticals, Inc	27,118
100	*	NPS Pharmaceuticals, Inc	1,011
700	*	Nuvelo, Inc	6,720
319	*	OraSure Technologies, Inc	3,008
468	*	OSI Pharmaceuticals, Inc	13,684
3,549	*	Pain Therapeutics, Inc	22,323
900	*	Par Pharmaceutical Cos, Inc	23,958
2,010	*	Penwest Pharmaceuticals Co	35,235
4,379		Perrigo Co	62,663
1,200	*	Pharmion Corp	26,172
924	*	Pozen, Inc	10,155
10,418		Praxair, Inc	499,335
39,151		Procter & Gamble Co	2,327,918
937	*	Progenics Pharmaceuticals, Inc	22,216
592	*	Protein Design Labs, Inc	16,576
1,417	*	Renovis, Inc	19,172
6,083		Rohm & Haas Co	250,194
2,600		RPM International, Inc	47,840
1,668	*	Salix Pharmaceuticals Ltd	35,445

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,190	*	Sepracor, Inc	$70,198
1,606		Sigma-Aldrich Corp	102,880
5,629	*	StemCells, Inc	31,072
1,211	*	SuperGen, Inc	7,629
530	*	Tanox, Inc	7,765
235	*	United Therapeutics Corp	16,403
600	*	USANA Health Sciences, Inc	28,620
2,200		Valspar Corp	49,192
719	*	Vertex Pharmaceuticals, Inc	16,070
3,548	*	Watson Pharmaceuticals, Inc	129,892
1,700	*	Zymogenetics, Inc	28,050

		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,341,615

COMMUNICATIONS - 5.18%
400		Adtran, Inc	12,600
4,949		Alltel Corp	322,229
1,200	*	American Tower Corp (Class A)	29,940
12,600		AT&T Corp	249,480
5,628	*	Avaya, Inc	57,968
31,232		BellSouth Corp	821,402
500		Citizens Communications Co	6,775
31,665	*	Comcast Corp (Class A)	930,318
6,583	*	Comcast Corp (Special Class A)	189,459
600	*	Foundry Networks, Inc	7,620
5,830	*	IAC/InterActiveCorp	147,791
300	*	j2 Global Communications, Inc	12,126
6,274	*	Liberty Global, Inc	169,900
90,008	*	Liberty Media Corp (Class A)	724,564
1,200	*	NCR Corp	38,292
200	*	NII Holdings, Inc (Class B)	16,890
748	*	Novatel Wireless, Inc	10,824
400	*	NTL, Inc	26,720
58,348		SBC Communications, Inc	1,398,602
36,589		Sprint Nextel Corp	870,086
1,807	*	TiVo, Inc	9,920
2,361	*	Univision Communications, Inc (Class A)	62,637
45,876		Verizon Communications, Inc	1,499,686
142	*	West Corp	5,309
2,269	*	XM Satellite Radio Holdings, Inc	81,480

		TOTAL COMMUNICATIONS	7,702,618

DEPOSITORY INSTITUTIONS - 9.01%
7,893		AmSouth Bancorp	199,377
13,707		BB&T Corp	535,258
3,769		Comerica, Inc	221,994
14,158		Fifth Third Bancorp	520,023
1,200		First Horizon National Corp	43,620
1,100		Fremont General Corp	24,013
5,888		Golden West Financial Corp	349,688

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

391		IndyMac Bancorp, Inc	$15,476
63,418		JPMorgan Chase & Co	2,151,773
10,572		Keycorp	340,947
1,500		M&T Bank Corp	158,565
2,900		Marshall & Ilsley Corp	126,179
8,365		Mellon Financial Corp	267,429
17,880		National City Corp	597,907
2,400		New York Community Bancorp, Inc	39,360
8,802		North Fork Bancorporation, Inc	224,451
2,481		Northern Trust Corp	125,415
6,964		PNC Financial Services Group, Inc	404,051
2,000		Popular, Inc	48,440
13,354		Regions Financial Corp	415,576
2,898		Sovereign Bancorp, Inc	63,872
6,999		State Street Corp	342,391
9,054		SunTrust Banks, Inc	628,800
3,086		Synovus Financial Corp	85,544
1,300		UnionBanCal Corp	90,636
43,458		US Bancorp	1,220,301
31,749		Wachovia Corp	1,510,935
22,876		Washington Mutual, Inc	897,197
29,949		Wells Fargo & Co	1,754,113

		TOTAL DEPOSITORY INSTITUTIONS	13,403,331

EATING AND DRINKING PLACES - 0.90%
3,200		AFC Enterprises	36,928
300		Applebees International, Inc	6,207
1,540		Darden Restaurants, Inc	46,770
33,263		McDonald's Corp	1,113,978
761		Outback Steakhouse, Inc	27,853
1,000	*	Ryan's Restaurant Group, Inc	11,670
2,097	*	Wendy's International, Inc	94,679

		TOTAL EATING AND DRINKING PLACES	1,338,085

EDUCATIONAL SERVICES - 0.02%
810	*	Career Education Corp	28,804

		TOTAL EDUCATIONAL SERVICES	28,804

ELECTRIC, GAS, AND SANITARY SERVICES - 5.48%
14,983	*	AES Corp	246,171
5,396		AGL Resources, Inc	200,246
4,733		Allete, Inc	216,819
16,527	*	Aquila, Inc	65,447
4,900		Atmos Energy Corp	138,425
7,885		Avista Corp	152,969
5,292		Black Hills Corp	229,514

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,000		Cascade Natural Gas Corp	$21,770
1,015	*	Casella Waste Systems, Inc (Class A)	13,327
7,801		Cleco Corp	183,948
600		Connecticut Water Service, Inc	14,832
2,013		Crosstex Energy, Inc	128,751
11,914		DPL, Inc	331,209
9,786		Empire District Electric Co	223,805
1,600		Energen Corp	69,216
500		EnergySouth, Inc	13,795
9,710		Hawaiian Electric Industries, Inc	270,715
8,150		Idacorp, Inc	245,559
9,834		KeySpan Corp	361,695
9,370		Kinder Morgan, Inc	901,019
700		Markwest Hydrocarbon, Inc	17,500
1,000		Metal Management, Inc	25,350
2,828		MGE Energy, Inc	103,250
6,391		National Fuel Gas Co	218,572
300		New Jersey Resources Corp	13,794
1,262		Nicor, Inc	53,042
22,778		NiSource, Inc	552,367
18,469		OGE Energy Corp	518,979
4,614		Otter Tail Corp	142,757
2,275		Peoples Energy Corp	89,590
20,484		Pepco Holdings, Inc	476,663
800		Piedmont Natural Gas Co, Inc	20,136
18,359		Puget Energy, Inc	431,069
4,400		Questar Corp	387,728
897		Resource America, Inc (Class A)	15,904
8,094	*	Sierra Pacific Resources	120,196
600		SJW Corp	28,968
34	*	Southern Union Co	893
1,800		UGI Corp	50,670
6,163		Unisource Energy Corp	204,858
2,441	*	Waste Connections, Inc	85,630
4,014		Western Gas Resources, Inc	205,637
1,200		WGL Holdings, Inc	38,556
12,640		Williams Cos, Inc	316,632

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,147,973

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.77%
1,726	*	ADC Telecommunications, Inc	39,456
3,298	*	Advanced Micro Devices, Inc	83,110
1,000	*	Agere Systems, Inc	10,410
2,400	*	Altera Corp	45,864
1,700		American Power Conversion Corp	44,030
3,954		Ametek, Inc	169,903
86	*	Amkor Technology, Inc	377
4,700		Analog Devices, Inc	174,558
1,100	*	Andrew Corp	12,265
671	*	Arris Group, Inc	7,958
2,200	*	Artesyn Technologies, Inc	20,460

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

961		Baldor Electric Co	$24,361
2,375	*	Broadcom Corp (Class A)	111,411
498	*	Broadwing Corp	2,485
821	*	C-COR, Inc	5,542
6,601	*	Ciena Corp	17,427
81,891	*	Cisco Systems, Inc	1,468,306
1,015	*	Comverse Technology, Inc	26,664
2,081	*	Conexant Systems, Inc	3,725
2,030	*	Ditech Communications Corp	13,682
3,124	*	Emcore Corp	19,119
13,878		Emerson Electric Co	996,440
168	*	EndWave Corp	2,167
500	*	Energizer Holdings, Inc	28,350
877	*	Evergreen Solar, Inc	8,182
1,273	*	Finisar Corp	1,744
4,500	*	Freescale Semiconductor, Inc (Class B)	106,110
259	*	FuelCell Energy, Inc	2,841
300	*	Greatbatch, Inc	8,232
900		Harman International Industries, Inc	92,043
1,024	*	Harmonic, Inc	5,960
85,800		Intel Corp	2,114,970
500	*	Interdigital Communications Corp	9,820
600		Intersil Corp (Class A)	13,068
683	*	InterVoice, Inc	6,154
576	*	Kemet Corp	4,827
136		Lincoln Electric Holdings, Inc	5,358
286		LSI Industries, Inc	5,434
3,500	*	LSI Logic Corp	34,475
61,559	*	Lucent Technologies, Inc	200,067
4,029		Maxim Integrated Products, Inc	171,837
3,888	*	McData Corp (Class A)	20,373
1,000	*	MEMC Electronic Materials, Inc	22,790
1,000		Microchip Technology, Inc	30,120
7,432	*	Micron Technology, Inc	98,846
2,897	*	Microtune, Inc	18,048
2,935		Molex, Inc	78,306
40,047		Motorola, Inc	884,638
5,840	*	MRV Communications, Inc	12,439
2,902		National Semiconductor Corp	76,323
3,611	*	Network Appliance, Inc	85,725
903	*	Novellus Systems, Inc	22,647
1,037	*	Nvidia Corp	35,548
403	*	Openwave Systems, Inc	7,246
6,239	*	Optical Communication Products, Inc	11,729
183	*	PLX Technology, Inc	1,526
200	*	Polycom, Inc	3,234
1,027	*	Power-One, Inc	5,690
300	*	QLogic Corp	10,260
22,900		Qualcomm, Inc	1,024,775
4,396	*	Quantum Fuel Systems Technologies Worldwide, Inc	18,024
300	*	Rambus, Inc	3,630
1,664		Scientific-Atlanta, Inc	62,417
16,762	*	Sirius Satellite Radio, Inc	109,791

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

900		Technitrol, Inc	$13,788
2,441		Teleflex, Inc	172,091
5,790	*	Tellabs, Inc	60,911
2,027	*	Terayon Communication Systems, Inc	7,905
24,474		Texas Instruments, Inc	829,669
1,538	*	Thomas & Betts Corp	52,923
5,867	*	Transwitch Corp	10,091
2,132	*	Utstarcom, Inc	17,418
600	*	Vishay Intertechnology, Inc	7,170
1,600	*	Vitesse Semiconductor Corp	3,008
6,100	*	Westell Technologies, Inc	22,204
3,700		Xilinx, Inc	103,045
3,425	*	Zhone Technologies, Inc	8,939

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,072,479

ENGINEERING AND MANAGEMENT SERVICES - 0.52%
900	*	Amylin Pharmaceuticals, Inc	31,311
575	*	Antigenics, Inc	3,116
1,251	*	Applera Corp (Celera Genomics Group)	15,175
436	*	Ariad Pharmaceuticals, Inc	3,239
2,292	*	BearingPoint, Inc	17,396
2,385	*	CuraGen Corp	11,806
232	*	CV Therapeutics, Inc	6,206
1,086	*	deCODE genetics, Inc	9,112
480	*	Digitas, Inc	5,453
200	*	Gen-Probe, Inc	9,890
39	*	Hewitt Associates, Inc	1,064
504	*	ICOS Corp	13,920
2,197	*	Incyte Corp	10,326
2,102	*	Isis Pharmaceuticals, Inc	10,615
1,827	*	Lexicon Genetics, Inc	7,271
800	*	Lifecell Corp	17,304
918	*	Luminex Corp	9,217
5,142		Moody's Corp	262,653
817	*	Neopharm, Inc	10,131
7,620		Paychex, Inc	282,550
200	*	Pharmaceutical Product Development, Inc	11,502
608	*	Regeneron Pharmaceuticals, Inc	5,770
1,804	*	Savient Pharmaceuticals, Inc	6,801
1,449	*	Seattle Genetics, Inc	7,607
19	*	Symyx Technologies, Inc	496
590	*	Trimeris, Inc	9,051

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	778,982

FABRICATED METAL PRODUCTS - 0.67%
400		Ameron International Corp	18,560
2,846		Commercial Metals Co	96,024
1,072		Dynamic Materials Corp	47,061
800	*	Global Power Equipment Group, Inc	5,704

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

500		Gulf Island Fabrication, Inc	$14,375
9,001		Illinois Tool Works, Inc	741,052
800		Silgan Holdings, Inc	26,608
900		Snap-On, Inc	32,508
483		Valmont Industries, Inc	14,181

		TOTAL FABRICATED METAL PRODUCTS	996,073

FOOD AND KINDRED PRODUCTS - 3.38%
4,503		Campbell Soup Co	133,964
38,755		Coca-Cola Co	1,673,828
4,159		Coca-Cola Enterprises, Inc	81,101
6,864		General Mills, Inc	330,845
10,308		H.J. Heinz Co	376,654
2,564		Hershey Co	144,379
7,064		Kellogg Co	325,862
600		Pepsi Bottling Group, Inc	17,130
30,474		PepsiCo, Inc	1,728,181
2,980		Wrigley (Wm.) Jr Co	214,202

		TOTAL FOOD AND KINDRED PRODUCTS	5,026,146

FOOD STORES - 0.65%
8,883		Albertson's, Inc	227,849
13,165	*	Kroger Co	271,067
800	*	Pathmark Stores, Inc	9,016
7,390	*	Starbucks Corp	370,239
700		Whole Foods Market, Inc	94,115

		TOTAL FOOD STORES	972,286

FURNITURE AND FIXTURES - 0.80%
10,600	*	BE Aerospace, Inc	175,642
2,630		Hillenbrand Industries, Inc	123,741
6,894		Johnson Controls, Inc	427,773
3,585		Leggett & Platt, Inc	72,417
11,128		Masco Corp	341,407
1,863		Newell Rubbermaid, Inc	42,197

		TOTAL FURNITURE AND FIXTURES	1,183,177

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
3,153	*	Bed Bath & Beyond, Inc	126,688
5,751		Best Buy Co, Inc	250,341
1,379		Circuit City Stores, Inc	23,664
971		RadioShack Corp	24,081
76	*	Williams-Sonoma, Inc	2,915

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	427,689

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

GENERAL BUILDING CONTRACTORS - 0.57%
121	*	Avatar Holdings, Inc	$7,168
500		Beazer Homes USA, Inc	29,335
1,824		Centex Corp	117,794
5,769		DR Horton, Inc	208,953
1,200		KB Home	87,840
2,240		Lennar Corp (Class A)	133,862
64		Lennar Corp (Class B)	3,546
3,396		Pulte Homes, Inc	145,756
400		Ryland Group, Inc	27,368
400		Standard-Pacific Corp	16,604
1,600	*	Toll Brothers, Inc	71,472

		TOTAL GENERAL BUILDING CONTRACTORS	849,698

GENERAL MERCHANDISE STORES - 1.22%
300	*	99 Cents Only Stores	2,775
331	*	Big Lots, Inc	3,638
41	*	BJ's Wholesale Club, Inc	1,140
700		Bon-Ton Stores, Inc	13,594
9,898		Costco Wholesale Corp	426,505
2,008		Dollar General Corp	36,827
2,221		Family Dollar Stores, Inc	44,131
4,491		JC Penney Co, Inc	212,963
700		Neiman Marcus Group, Inc (Class A)	69,965
1,400	*	Retail Ventures, Inc	15,372
1,945	*	Saks, Inc	35,982
800	*	ShopKo Stores, Inc	20,416
14,778		Target Corp	767,422
7,954		TJX Cos, Inc	162,898

		TOTAL GENERAL MERCHANDISE STORES	1,813,628

HEALTH SERVICES - 0.77%
6,289	*	Caremark Rx, Inc	314,010
1,278	*	Coventry Health Care, Inc	109,934
600	*	DaVita, Inc	27,642
207	*	Edwards Lifesciences Corp	9,193
1,462	*	Express Scripts, Inc	90,936
800	*	Gentiva Health Services, Inc	14,496
3,541		Health Management Associates, Inc (Class A)	83,107
104		Hooper Holmes, Inc	409
1,000	*	Laboratory Corp of America Holdings	48,710
34	*	LifePoint Hospitals, Inc	1,487
885	*	Lincare Holdings, Inc	36,329
1,241		Manor Care, Inc	47,667
3,937	*	Medco Health Solutions, Inc	215,866
2,557	*	Nektar Therapeutics	43,341
8,429	*	OCA, Inc	12,644
967		Option Care, Inc	14,157
465	*	Specialty Laboratories, Inc	6,152

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

798	*	Triad Hospitals, Inc	$36,125
483		Universal Health Services, Inc (Class B)	23,005
200	*	VistaCare, Inc (Class A)	2,894

		TOTAL HEALTH SERVICES	1,138,104

HOLDING AND OTHER INVESTMENT OFFICES - 2.49%
7,424		Allied Capital Corp	212,549
884		AMB Property Corp	39,692
2,200		American Financial Realty Trust	31,240
2,400		Annaly Mortgage Management, Inc	31,080
7,391		Archstone-Smith Trust	294,679
1,147		AvalonBay Communities, Inc	98,298
1,400		Bedford Property Investors	33,376
900		Bimini Mortgage Management, Inc (Class A)	10,170
2,085		Boston Properties, Inc	147,827
1,100		Cherokee, Inc	38,478
1,632		Crescent Real Estate Equities Co	33,472
200		Developers Diversified Realty Corp	9,340
2,210		Duke Realty Corp	74,875
15,389		Equity Office Properties Trust	503,374
9,262		Equity Residential	350,567
1,000		First Industrial Realty Trust, Inc	40,050
2,700		Friedman Billings Ramsey Group, Inc	27,513
2,980		General Growth Properties, Inc	133,891
700		Harris & Harris Group, Inc	7,770
200		Health Care Property Investors, Inc	5,398
800		Hospitality Properties Trust	34,288
5,200		Host Marriott Corp	87,880
1,500		HRPT Properties Trust	18,615
2,429		iStar Financial, Inc	98,204
4,000		Kimco Realty Corp	125,680
11,800		Luminent Mortgage Capital, Inc	89,090
4,200		MFA Mortgage Investments, Inc	25,746
4,900		New Plan Excel Realty Trust	112,455
1,400		Origen Financial, Inc	10,598
3,733		Prologis	165,409
2,182		Public Storage, Inc	146,194
5,337		Simon Property Group, Inc	395,578
3,003		Vornado Realty Trust	260,120
300		Weingarten Realty Investors	11,355

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,704,851

HOTELS AND OTHER LODGING PLACES - 0.24%
2,000		Choice Hotels International, Inc	129,280
2,851	*	Gaylord Entertainment Co	135,850
2,700	*	Great Wolf Resorts, Inc	27,918
1,200	*	Lodgian, Inc	12,300
2,256		Marcus Corp	45,210

		TOTAL HOTELS AND OTHER LODGING PLACES	350,558

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.44%
18,366		3M Co	$1,347,330
3,000	*	AGCO Corp	54,600
800		Alamo Group, Inc	15,856
3,700		American Standard Cos, Inc	172,235
9,236	*	Apple Computer, Inc	495,142
26,168		Applied Materials, Inc	443,809
700	*	Astec Industries, Inc	19,873
1,347		Black & Decker Corp	110,575
1,714	*	Brocade Communications Systems, Inc	6,993
375	*	Brooks Automation, Inc	4,999
300		Carlisle Cos, Inc	19,071
333		CDW Corp	19,620
490	*	Cirrus Logic, Inc	3,719
900	*	Cooper Cameron Corp	66,537
834		Cummins, Inc	73,384
7,667		Deere & Co	469,220
32,950	*	Dell, Inc	1,126,890
31,342	*	EMC Corp	405,565
441	*	Emulex Corp	8,913
1,200	*	Entegris, Inc	13,560
233	*	Extreme Networks, Inc	1,037
843	*	Gehl Co	23,494
696		Graco, Inc	23,859
2,598	*	Grant Prideco, Inc	105,609
42,347		Hewlett-Packard Co	1,236,532
200	*	Hydril	13,728
23,431		International Business Machines Corp	1,879,635
1,207	*	Jabil Circuit, Inc	37,320
600	*	Lam Research Corp	18,282
1,319	*	Lexmark International, Inc	80,525
800		Lufkin Industries, Inc	34,840
1,800	*	Maxtor Corp	7,920
992		Modine Manufacturing Co	36,387
3,787	*	National Oilwell Varco, Inc	249,185
976		Nordson Corp	37,117
700	*	Oil States International, Inc	25,417
1,700		Pall Corp	46,750
719	*	Palm, Inc	20,369
1,300		Pentair, Inc	47,450
5,142		Pitney Bowes, Inc	214,627
300	*	Quantum Corp	927
1,200	*	SanDisk Corp	57,900
224	*	ScanSoft, Inc	1,194
2,459	*	Semitool, Inc	19,549
4,484		Smith International, Inc	149,362
12,505	*	Solectron Corp	48,895
948		SPX Corp	43,561
1,800		Stanley Works	84,024
2,500		Tennant Co	102,450
650	*	TurboChef Technologies, Inc	10,134

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

152	*	UNOVA, Inc	$5,317
1,070	*	Varian Medical Systems, Inc	42,276
485	*	Western Digital Corp	6,271

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,589,834

INSTRUMENTS AND RELATED PRODUCTS - 5.79%
567	*	Advanced Medical Optics, Inc	21,518
600	*	Affymetrix, Inc	27,738
497	*	Align Technology, Inc	3,340
4,555	*	Allergan, Inc	417,329
300		Analogic Corp	15,123
4,300		Applera Corp (Applied Biosystems Group)	99,932
1,592		Bard (C.R.), Inc	105,120
483		Bausch & Lomb, Inc	38,968
15,531		Baxter International, Inc	619,221
522		Beckman Coulter, Inc	28,178
5,735		Becton Dickinson & Co	300,686
4,506		Biomet, Inc	156,403
623	*	Biosite, Inc	38,539
11,408	*	Boston Scientific Corp	266,605
864	*	Bruker BioSciences Corp	3,784
681	*	Credence Systems Corp	5,434
1,306		Dentsply International, Inc	70,550
500	*	DJ Orthopedics, Inc	14,470
400	*	FARO Technologies, Inc	7,796
1,508	*	Fisher Scientific International, Inc	93,571
5,053		Guidant Corp	348,101
543	*	Input/Output, Inc	4,333
300	*	Intuitive Surgical, Inc	21,987
2,380	*	Ista Pharmaceuticals, Inc	15,803
52,022		Johnson & Johnson	3,291,952
1,735		Kla-Tencor Corp	84,599
1,652	*	LTX Corp	6,971
23,476		Medtronic, Inc	1,258,783
395	*	Millipore Corp	24,842
305	*	MKS Instruments, Inc	5,255
3,265	*	Nanogen, Inc	10,481
596		Oakley, Inc	10,335
2,064		PerkinElmer, Inc	42,044
5,180	*	St. Jude Medical, Inc	242,424
6,392		Stryker Corp	315,957
100	*	Techne Corp	5,698
800		Tektronix, Inc	20,184
1,850	*	Thermo Electron Corp	57,165
1,349	*	TriPath Imaging, Inc	9,524
1,247	*	Waters Corp	51,875
11,987	*	Xerox Corp	163,623
4,186	*	Zimmer Holdings, Inc	288,374

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,614,615

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
320		Brown & Brown, Inc	$15,901
3,500		Crawford & Co (Class B)	27,405
2,464		Gallagher (Arthur J.) & Co	70,988
7,196		Hartford Financial Services Group, Inc	555,315
15,798		Marsh & McLennan Cos, Inc	480,101

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,149,710

INSURANCE CARRIERS - 6.66%
5,400		Aetna, Inc	465,156
10,294		Aflac, Inc	466,318
1,400		Ambac Financial Group, Inc	100,884
33,923		American International Group, Inc	2,101,869
5,598		Chubb Corp	501,301
2,291		Cigna Corp	270,017
6,976		Cincinnati Financial Corp	292,225
737		Erie Indemnity Co (Class A)	38,877
3,695		Fidelity National Financial, Inc	164,501
500		First American Corp	22,835
1,822	*	Health Net, Inc	86,217
2,323	*	Humana, Inc	111,225
2,899		Jefferson-Pilot Corp	148,342
5,097		Lincoln National Corp	265,146
1,993		MBIA, Inc	120,816
1,105		MGIC Investment Corp	70,941
600	*	Pacificare Health Systems, Inc	47,868
900		Phoenix Cos, Inc	10,980
8,128		Principal Financial Group	385,023
4,633		Progressive Corp	485,399
12,259		Prudential Financial, Inc	828,218
3,993		Safeco Corp	213,146
16,754		St. Paul Travelers Cos, Inc	751,752
20,722		UnitedHealth Group, Inc	1,164,576
3,963		UnumProvident Corp	81,242
400		W.R. Berkley Corp	15,792
9,234	*	WellPoint, Inc	700,122

		TOTAL INSURANCE CARRIERS	9,910,788

LEATHER AND LEATHER PRODUCTS - 0.16%
6,376	*	Coach, Inc	199,951
1,800		Weyco Group, Inc	35,100

		TOTAL LEATHER AND LEATHER PRODUCTS	235,051

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
700		Laidlaw International, Inc	16,919

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	16,919

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.01%
1,474	*	Champion Enterprises, Inc	$21,786

		TOTAL LUMBER AND WOOD PRODUCTS	21,786

METAL MINING - 0.21%
1,852		Cleveland-Cliffs, Inc	161,328
5,859		Royal Gold, Inc	157,431

		TOTAL METAL MINING	318,759

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
1,009		Callaway Golf Co	15,226
108		Charles & Colvard Ltd	2,696
200	*	Leapfrog Enterprises, Inc	2,954
900		Marine Products Corp	9,927
11,734		Mattel, Inc	195,723
161		Nautilus, Inc	3,553
1,783		Russ Berrie & Co, Inc	25,176
87	*	Steinway Musical Instruments, Inc	2,292

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	257,547

MISCELLANEOUS RETAIL - 1.22%
4,695	*	Amazon.com, Inc	212,684
12,618		CVS Corp	366,048
702	*	Dollar Tree Stores, Inc	15,198
1,626	*	GSI Commerce, Inc	32,357
956		Michaels Stores, Inc	31,605
2,560	*	Office Depot, Inc	76,032
451		Petsmart, Inc	9,823
10,834		Staples, Inc	230,981
694		Tiffany & Co	27,600
16,790		Walgreen Co	729,526
2,462		World Fuel Services Corp	79,892

		TOTAL MISCELLANEOUS RETAIL	1,811,746

MOTION PICTURES - 1.66%
2,000		Carmike Cinemas, Inc	45,880
5,940	*	Discovery Holding Co (Class A)	85,774
522		Regal Entertainment Group (Class A)	10,461
75,462		Time Warner, Inc	1,366,617
39,958		Walt Disney Co	964,186

		TOTAL MOTION PICTURES	2,472,918

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 3.68%
1,014		Advanta Corp (Class A)	$26,425
3,168		American Capital Strategies Ltd	116,139
24,153		American Express Co	1,387,348
1,700	*	AmeriCredit Corp	40,579
2,220		Beverly Hills Bancorp, Inc	22,777
4,633		Capital One Financial Corp	368,416
700	*	CapitalSource, Inc	15,260
5,480		CIT Group, Inc	247,586
10,717		Countrywide Financial Corp	353,447
3,100		Doral Financial Corp	40,517
17,733		Fannie Mae	794,793
300		First Marblehead Corp	7,620
15,680		Freddie Mac	885,293
21,872		MBNA Corp	538,926
3,700		MCG Capital Corp	62,419
4,948	*	Providian Financial Corp	87,481
9,005		SLM Corp	483,028

		TOTAL NONDEPOSITORY INSTITUTIONS	5,478,054

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
2,751		AMCOL International Corp	52,462
600		Florida Rock Industries, Inc	38,454
2,397		Vulcan Materials Co	177,881

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	268,797

OIL AND GAS EXTRACTION - 5.41%
9,361		Anadarko Petroleum Corp	896,316
11,934		Apache Corp	897,675
532	*	Atlas America, Inc	25,988
959	*	ATP Oil & Gas Corp	31,494
500		Berry Petroleum Co (Class A)	33,345
1,950		Cabot Oil & Gas Corp (Class A)	98,494
2,100	*	Callon Petroleum Co	43,953
1,600	*	Cheniere Energy, Inc	66,176
8,796		Chesapeake Energy Corp	336,447
1,509	*	Cimarex Energy Co	68,403
394	*	Clayton Williams Energy, Inc	17,021
888	*	Comstock Resources, Inc	29,135
500	*	Delta Petroleum Corp	10,400
3,065	*	Denbury Resources, Inc	154,599
14,834		Devon Energy Corp	1,018,206
2,000	*	Edge Petroleum Corp	52,780
600	*	Encore Acquisition Co	23,310
1,136	*	Energy Partners Ltd	35,466
6,117		ENSCO International, Inc	284,991
10,966		Equitable Resources, Inc	428,332
1,943	*	Forest Oil Corp	101,230
1,300	*	FX Energy, Inc	15,561

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,700	*	Global Industries Ltd	$39,798
700	*	Goodrich Petroleum Corp	16,429
4,100	*	Grey Wolf, Inc	34,563
1,998	*	Harvest Natural Resources, Inc	21,438
2,299		Helmerich & Payne, Inc	138,837
1,800	*	Houston Exploration Co	121,050
2,445	*	KCS Energy, Inc	67,311
5,179	*	Meridian Resource Corp	21,596
4,196	*	Newfield Exploration Co	206,024
5,862		Noble Energy, Inc	274,928
2,200	*	Parallel Petroleum Corp	30,800
6,152	*	PetroHawk Energy Corp	88,650
200	*	Petroleum Development Corp	7,668
3,147	*	Petroquest Energy, Inc	32,855
5,316		Pioneer Natural Resources Co	291,955
2,609	*	Plains Exploration & Production Co	111,717
2,997		Pogo Producing Co	176,643
3,552	*	Pride International, Inc	101,268
2,550	*	Quicksilver Resources, Inc	121,864
2,403		Range Resources Corp	92,780
800	*	Remington Oil & Gas Corp	33,200
1,757		Rowan Cos, Inc	62,356
2,000		St. Mary Land & Exploration Co	73,200
2,055	*	Stone Energy Corp	125,437
1,641	*	Swift Energy Co	75,076
2,600		Tidewater, Inc	126,542
949	*	Toreador Resources Corp	33,595
8,181	*	Transmontaigne, Inc	65,366
146	*	Tri-Valley Corp	1,453
1,000	*	Unit Corp	55,280
1,100	*	Veritas DGC, Inc	40,282
3,200		Vintage Petroleum, Inc	146,112
700	*	Whiting Petroleum Corp	30,688
11,186		XTO Energy, Inc	506,950

		TOTAL OIL AND GAS EXTRACTION	8,043,033

PAPER AND ALLIED PRODUCTS - 0.87%
2,400		Bemis Co	59,280
1,600		Bowater, Inc	45,232
3,400	*	Buckeye Technologies, Inc	27,608
2,100		Chesapeake Corp	38,619
1,300		Glatfelter	18,317
9,300		Kimberly-Clark Corp	553,629
9,476		MeadWestvaco Corp	261,727
2,200		Packaging Corp of America	42,702
700		Potlatch Corp	36,484
1,300		Rock-Tenn Co (Class A)	19,630
3,271		Sonoco Products Co	89,331
2,422		Temple-Inland, Inc	98,939

		TOTAL PAPER AND ALLIED PRODUCTS	1,291,498

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

PERSONAL SERVICES - 0.01%
300	*	Weight Watchers International, Inc	$15,474

		TOTAL PERSONAL SERVICES	15,474

PETROLEUM AND COAL PRODUCTS - 1.34%
8,016		EOG Resources, Inc	600,398
3,372		Frontier Oil Corp	149,548
1,200	*	Giant Industries, Inc	70,248
1,678	*	Headwaters, Inc	62,757
6,134		Sunoco, Inc	479,679
5,584		Valero Energy Corp	631,327

		TOTAL PETROLEUM AND COAL PRODUCTS	1,993,957

PRIMARY METAL INDUSTRIES - 1.14%
2,500	*	Aleris International, Inc	68,625
2,679	*	Century Aluminum Co	60,224
18,111	*	Corning, Inc	350,086
648	*	General Cable Corp	10,886
2,368		Gibraltar Industries, Inc	54,156
1,400		Hubbell, Inc (Class B)	65,702
1,123	*	Lone Star Technologies, Inc	62,428
1,852	*	Maverick Tube Corp	55,560
1,969		Mueller Industries, Inc	54,679
1,624	*	NS Group, Inc	63,742
5,340		Nucor Corp	315,007
1,050		Quanex Corp	69,531
1,548		Schnitzer Steel Industries, Inc (Class A)	50,418
2,830		Steel Dynamics, Inc	96,107
2,300		Steel Technologies, Inc	59,639
3,715	*	Superior Essex, Inc	66,907
3,180		Tredegar Corp	41,372
2,400	*	Wheeling-Pittsburgh Corp	40,152
5,188		Worthington Industries, Inc	109,104

		TOTAL PRIMARY METAL INDUSTRIES	1,694,325

PRINTING AND PUBLISHING - 0.97%
600	*	ACCO Brands Corp	16,932
400		Dex Media, Inc	11,116
919		Dow Jones & Co, Inc	35,097
608	*	Dun & Bradstreet Corp	40,049
1,590		EW Scripps Co	79,452
300		Harte-Hanks, Inc	7,929
10,870		McGraw-Hill Cos, Inc	522,195
2,796		New York Times Co (Class A)	83,181
200	*	Presstek, Inc	2,596
4,523		R.R. Donnelley & Sons Co	167,668
8,751		Tribune Co	296,571

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

137	*	Valassis Communications, Inc	$5,340
218		Washington Post Co (Class B)	174,945

		TOTAL PRINTING AND PUBLISHING	1,443,071

RAILROAD TRANSPORTATION - 0.46%
1,461	*	Kansas City Southern Industries, Inc	34,056
15,974		Norfolk Southern Corp	647,905

		TOTAL RAILROAD TRANSPORTATION	681,961

REAL ESTATE - 0.01%
2,380		Stewart Enterprises, Inc (Class A)	15,779

		TOTAL REAL ESTATE	15,779

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
1,671		Cooper Tire & Rubber Co	25,516
595	*	Sealed Air Corp	28,239
169	*	Skechers U.S.A., Inc (Class A)	2,767
1,100		Spartech Corp	21,494

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	78,016

SECURITY AND COMMODITY BROKERS - 2.36%
790		A.G. Edwards. Inc	34,610
2,296	*	Ameritrade Holding Corp	49,318
19,686		Charles Schwab Corp	284,069
400		Chicago Mercantile Exchange Holdings, Inc	134,920
100		Eaton Vance Corp	2,482
796		Federated Investors, Inc (Class B)	26,451
4,636		Franklin Resources, Inc	389,239
8,036		Goldman Sachs Group, Inc	977,017
7,451		Instinet Group, Inc	37,031
2,286		Janus Capital Group, Inc	33,033
1,396		Legg Mason, Inc	153,127
19,786		Merrill Lynch & Co, Inc	1,213,871
184	*	Piper Jaffray Cos	5,494
738		SEI Investments Co	27,734
2,163		T Rowe Price Group, Inc	141,244

		TOTAL SECURITY AND COMMODITY BROKERS	3,509,640

SPECIAL TRADE CONTRACTORS - 0.04%
1,404	*	Layne Christensen Co	33,064
1,802	*	Quanta Services, Inc	22,994

		TOTAL SPECIAL TRADE CONTRACTORS	56,058

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
241		Apogee Enterprises, Inc	$4,121
48	*	Cabot Microelectronics Corp	1,410
450		CARBO Ceramics, Inc	29,696
16		Eagle Materials, Inc	1,942
53		Eagle Materials, Inc (Class B)	6,132
2,542		Gentex Corp	44,231

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	87,532

TEXTILE MILL PRODUCTS - 0.02%
648		Oxford Industries, Inc	29,238

		TOTAL TEXTILE MILL PRODUCTS	29,238

TRANSPORTATION BY AIR - 0.60%
600	*	Airtran Holdings, Inc	7,596
900	*	Alaska Air Group, Inc	26,154
2,587	*	AMR Corp	28,923
2,183	*	Continental Airlines, Inc (Class B)	21,088
3,244	b*	Delta Air Lines, Inc	2,433
400	*	ExpressJet Holdings, Inc	3,588
5,190		FedEx Corp	452,205
1,111	*	Frontier Airlines, Inc	10,866
975	*	JetBlue Airways Corp	17,160
1,832	*	Mesa Air Group, Inc	15,114
1,200	*	Pinnacle Airlines Corp	7,800
565		Skywest, Inc	15,153
18,839		Southwest Airlines Co	279,759

		TOTAL TRANSPORTATION BY AIR	887,839

TRANSPORTATION EQUIPMENT - 0.90%
1,500		American Axle & Manufacturing Holdings, Inc	34,620
1,603		ArvinMeritor, Inc	26,802
2,860		Autoliv, Inc	124,410
1,937		Brunswick Corp	73,083
800		Coachmen Industries, Inc	9,192
5,323		Dana Corp	50,089
17,975		Delphi Corp	49,611
200		Federal Signal Corp	3,418
1,100	*	Fleetwood Enterprises, Inc	13,530
6,330		Genuine Parts Co	271,557
553		Greenbrier Cos, Inc	18,382
7,076		Harley-Davidson, Inc	342,761
1,727		Harsco Corp	113,239
800		JLG Industries, Inc	29,272
700		Noble International Ltd	16,912
100	*	Pactiv Corp	1,752
2,033		Standard Motor Products, Inc	16,488

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,600		Superior Industries International, Inc	$34,432
1,482	*	Tenneco Automotive, Inc	25,950
2,300	*	TRW Automotive Holdings Corp	67,482
205		Wabash National Corp	4,030
400		Winnebago Industries, Inc	11,588

		TOTAL TRANSPORTATION EQUIPMENT	1,338,600

TRANSPORTATION SERVICES - 0.09%
1,976		GATX Corp	78,151
283	*	RailAmerica, Inc	3,368
2,816		Sabre Holdings Corp	57,108

		TOTAL TRANSPORTATION SERVICES	138,627

TRUCKING AND WAREHOUSING - 0.61%
1,400	*	SIRVA, Inc	10,444
13,057		United Parcel Service, Inc (Class B)	902,630

		TOTAL TRUCKING AND WAREHOUSING	913,074

WATER TRANSPORTATION - 0.08%
1,000	*	Gulfmark Offshore, Inc	32,270
2,300	*	Hornbeck Offshore Services, Inc	84,249

		TOTAL WATER TRANSPORTATION	116,519

WHOLESALE TRADE-DURABLE GOODS - 0.67%
3,500		Adesa, Inc	77,350
5,200	*	Aviall, Inc	175,656
2,769		Barnes Group, Inc	99,296
998		BorgWarner, Inc	56,347
3,216	*	Castle (A.M.) & Co	56,280
496	*	Cytyc Corp	13,318
2,800		IKON Office Solutions, Inc	27,944
300	*	Ingram Micro, Inc (Class A)	5,562
782		Omnicare, Inc	43,972
1,196	*	Patterson Cos, Inc	47,876
2,192		Reliance Steel & Aluminum Co	116,023
3,830		Ryerson Tull, Inc	81,579
300	*	Strattec Security Corp	15,555
2,488	*	Sycamore Networks, Inc	9,380
5,000	*	Visteon Corp	48,900
1,924		W.W. Grainger, Inc	121,058

		TOTAL WHOLESALE TRADE-DURABLE GOODS	996,096

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.44%
1,290	*	Allscripts Healthcare Solutions, Inc	$23,246
9,838		Cardinal Health, Inc	624,123
4,200	*	Endo Pharmaceuticals Holdings, Inc	112,014
700		Handleman Co	8,841
486	*	Henry Schein, Inc	20,713
7,164		McKesson Corp	339,932
300	*	Men's Wearhouse, Inc	8,010
2,036	*	Metals USA, Inc	41,656
5,100		Nike, Inc (Class B)	416,568
1,785	*	Priority Healthcare Corp (Class B)	49,730
101		Reebok International, Ltd	5,713
6,900		Safeway, Inc	176,640
202		Stride Rite Corp	2,590
10,194		Sysco Corp	319,786

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,149,562

		TOTAL COMMON STOCKS	148,605,167
		(Cost $140,860,424)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.34%
$ 510,000		Federal Home Loan Bank (FHLB), 3.180%, 10/03/05	510,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	510,000

		TOTAL SHORT-TERM INVESTMENTS	510,000
		(Cost $509,910)

		TOTAL PORTFOLIO - 100.21%	149,115,167
		(Cost $141,370,334)

		OTHER ASSETS & LIABILITIES, NET - (0.21%)	(310,799)

		NET ASSETS - 100.00%	$148,804,368

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Managed Allocation Fund

TIAA-CREF MUTUAL FUNDS
MANAGED ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005
SHARES		VALUE

TIAA-CREF FUNDS - 99.93%
18,239,214	TIAA-CREF Bond Plus Fund	$185,675,204
12,252,034	TIAA-CREF Growth Equity Fund	115,169,126
1,410,411	TIAA-CREF High-Yield Bond Fund	12,919,373
7,911,938	TIAA-CREF Institutional Large-Cap Value Fund - Retail Class	112,112,170
360,933	TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	5,179,402
1,067,809	TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	16,711,215
5,640,176	TIAA-CREF International Equity Fund	66,328,474
2,561,860	TIAA-CREF Money Market Fund	2,561,861
738,089	TIAA-CREF Short-Term Fund	7,661,370

	TOTAL TIAA-CREF FUNDS	524,318,195
	(Cost $507,943,052)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.02%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 110,000	Federal Home Loan Bank (FHLB) 3.180%, 10/03/05	110,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	110,000

	TOTAL SHORT-TERM INVESTMENTS	110,000

	(Cost $109,981)

	TOTAL PORTFOLIO - 99.95%	524,428,195
	(Cost $508,053,033)

	OTHER ASSETS & LIABILITIES, NET - 0.05%	239,572

	NET ASSETS - 100.00%	$524,667,767

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005
				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

BONDS - 97.95%
CORPORATE BONDS - 97.95%
AGRICULTURAL PRODUCTION-CROPS - 0.75%
$ 500,000		Dole Food Co, Inc (Sr Note)	8.625	05/01/09	B2	$522,500
1,500,000		Dole Food Co, Inc (Sr Note)	8.875	03/15/11	B2	1,556,250

		TOTAL AGRICULTURAL PRODUCTION-CROPS				2,078,750

AGRICULTURAL SERVICES - 1.06%
1,000,000	g	American Rock Salt Co LLC (Secured Note)	9.500	03/15/14	B3	1,017,500
1,809,000	g	United Agri Products (Sr Note)	8.250	12/15/11	B1	1,908,495

		TOTAL AGRICULTURAL SERVICES				2,925,995

AMUSEMENT AND RECREATION SERVICES - 1.15%
1,000,000		Mohegan Tribal Gaming Authority (Sr Note)	6.125	02/15/13	Ba2	995,000
375,000		Mohegan Tribal Gaming Authority (Guarantee Note)	6.875	02/15/15	Ba3	382,500
1,750,000		Speedway Motorsports, Inc (Sr Sub Note)	6.750	06/01/13	Ba2	1,795,937

		TOTAL AMUSEMENT AND RECREATION SERVICES				3,173,437

APPAREL AND OTHER TEXTILE PRODUCTS - 1.08%
3,000,000		Broder Brothers (Sr Note)	11.250	10/15/10	B3	2,970,000

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				2,970,000

AUTO REPAIR, SERVICES AND PARKING - 1.08%
3,000,000		Keystone Automotive Operations, Inc (Sr Sub Note)	9.750	11/01/13	B3	2,985,000

		TOTAL AUTO REPAIR, SERVICES AND PARKING				2,985,000

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.08%
2,750,000		Autonation, Inc (Guarantee Note)	9.000	08/01/08	Ba2	2,983,750

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,983,750

BUSINESS SERVICES - 4.93%
2,000,000		Activant Solutions, Inc (Sr Note)	10.500	06/15/11	B2	2,090,000
600,000		Advanstar Communications, Inc (Secured Note)	10.750	08/15/10	B3	670,500
1,500,000		Advanstar, Inc (Guarantee Note)		10/15/11	N.A.	1,552,500
2,000,000		Iron Mountain, Inc (Guarantee Note)	8.625	04/01/13	Caa1	2,095,000
3,000,000		Lamar Media Corp (Sr Sub Note)	6.625	08/15/15	Ba3	3,052,500
3,000,000	g	Sungard Data Systems, Inc (Sr Unsecured Note)	9.125	08/15/13	B3	3,108,750
1,000,000		Universal Compression, Inc (Sr Note)	7.250	05/15/10	Ba3	1,035,000

		TOTAL BUSINESS SERVICES				13,604,250

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

CHEMICALS AND ALLIED PRODUCTS - 5.22%
$ 650,000	g	BCP Crystal US Holdings Corp (Sr Sub Note)	9.625	06/15/14	B3	$723,125
1,000,000		Church & Dwight Co, Inc (Guarantee Note)	6.000	12/15/12	Ba3	975,000
500,000		Equistar Chemicals Lp	8.750	02/15/09	B2	520,000
500,000		Equistar Chemicals Lp/Equistar Funding Corp (Guarantee Note)	10.125	09/01/08	B2	537,500
1,000,000		Georgia Gulf Corp (Sr Note)	7.125	12/15/13	Ba3	1,020,000
2,000,000		Hercules, Inc (Guarantee Note)	6.750	10/15/29	Ba3	1,960,000
1,000,000		Huntsman International LLC (Guarantee Note)	9.875	03/01/09	B2	1,056,250
1,500,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	1,618,125
1,600,000	g	Mylan Laboratories, Inc (Sr Note)	6.375	08/15/15	Ba1	1,602,000
729,000	g	Rockwood Specialties Group, Inc (Sr Sub Note)	10.625	05/15/11	B3	794,610
1,500,000	g	Scotts Miracle-Gro Co (Sr Sub Note)	6.625	11/15/13	Ba2	1,545,000
1,900,000	g	WH Holdings Ltd/WH Capital Corp (Sr Note)	9.500	04/01/11	B2	2,047,250

		TOTAL CHEMICALS AND ALLIED PRODUCTS				14,398,860

COAL MINING - 1.60%
1,000,000		Arch Western Finance LLC (Sr Note)	6.750	07/01/13	Ba3	1,020,000
1,750,000		Foundation PA Coal Co (Sr Note)	7.250	08/01/14	B1	1,824,375
1,500,000		Peabody Energy Corp (Guarantee Note)	6.875	03/15/13	Ba3	1,567,500

		TOTAL COAL MINING				4,411,875

COMMUNICATIONS - 13.10%
2,850,000		Allbritton Communications Co (Sr Sub Note)	7.750	12/15/12	B3	2,828,625
2,000,000		American Cellular Corp (Sr Note)	10.000	08/01/11	B3	2,180,000
2,461,000		AT&T Corp (Sr Note)	9.050	11/15/11	Ba1	2,771,701
750,000		AT&T Corp (Sr Note)	9.750	11/15/31	Ba1	949,687
1,000,000	g	Charter Communications Operating LLC/Charter Communications Operating Capital (Sr Note)	8.000	04/30/12	B2	1,007,500
1,000,000		Citizens Communications Co	9.250	05/15/11	Ba3	1,097,500
375,000		Citizens Communications Co (Sr Note)	7.625	08/15/08	Ba3	394,688
2,000,000		Corus Entertainment, Inc (Sr Sub Note)	8.750	03/01/12	B1	2,142,500
750,000		CSC Holdings, Inc (Sr Note)	8.125	07/15/09	B1	755,625
2,500,000		CSC Holdings, Inc (Sr Note)	7.625	04/01/11	B1	2,456,250
974,000		DirecTV Holdings LLC/DirecTV Financing Co (Sr Note)	8.375	03/15/13	Ba2	1,062,878
1,025,000		Echostar DBS Corp (Guarantee Note)	6.625	10/01/14	Ba3	1,014,750
1,000,000		Echostar DBS Corp (Sr Note)	5.750	10/01/08	Ba3	986,250
1,000,000	g	Fisher Communications, Inc (Sr Note)	8.625	09/15/14	B2	1,067,500
1,500,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	Ba3	1,623,750
2,000,000		MCI, Inc (Sr Note)	7.688	05/01/09	B2	2,075,000
475,000	g	PanAmSat Corp (Guarantee Note)	9.000	08/15/14	B1	501,125
2,000,000		Qwest Corp	8.875	03/15/12	Ba3	2,185,000
2,500,000		Qwest Corp (Sr Note)	7.875	09/01/11	Ba3	2,606,250
1,000,000		Qwest Services Corp (Secured Note)	13.500	12/15/10	Caa1	1,145,000
1,000,000	g	Rogers Cable, Inc (Secured Note)	6.750	03/15/15	Ba3	1,002,500
1,000,000		Rogers Wireless, Inc (Deb)	9.750	06/01/16	Ba3	1,207,500
1,750,000		Rogers Wireless, Inc (Secured Note)	9.625	05/01/11	Ba3	2,021,250
1,000,000		Videotron Ltee (Guarantee Note)	6.875	01/15/14	Ba3	1,026,250

		TOTAL COMMUNICATIONS				36,109,079

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

EATING AND DRINKING PLACES - 0.74%
$ 2,000,000	g	Carrols Corp (Sr Sub Note)	9.000	01/15/13	B3	$2,030,000

		TOTAL EATING AND DRINKING PLACES				2,030,000

ELECTRIC, GAS, AND SANITARY SERVICES - 12.05%
500,000	g	AES Corp (Secured Note)	9.000	05/15/15	Ba3	548,750
500,000		AES Corp (Sr Note)	9.375	09/15/10	B1	551,250
1,000,000		AES Corp (Sr Note)	8.875	02/15/11	B1	1,085,000
1,750,000		AES Corp (Sr Note)	7.750	03/01/14	B1	1,855,000
1,000,000	g	Allegheny Energy Supply (Unsecured Note)	8.250	04/15/12	Ba3	1,125,000
1,000,000		Allied Waste North America (Secured Note)	5.750	02/15/11	B2	932,500
1,000,000		Allied Waste North America (Secured Note)	6.125	02/15/14	B2	935,000
1,000,000		Allied Waste North America (Sr Note)	7.875	04/15/13	B2	1,020,000
1,000,000		Allied Waste North America (Sr Note)	7.250	03/15/15	B2	985,000
500,000		Aquila, Inc (Sr Note)	14.875	07/01/12	B2	682,500
2,000,000		CMS Energy Corp (Sr Note)	8.500	04/15/11	B1	2,225,000
1,000,000	g	Colorado Interstate Gas Co (Sr Note)	5.950	03/15/15	B1	969,937
500,000		Edison Mission Energy (Sr Note)	10.000	08/15/08	B1	553,750
500,000		Edison Mission Energy (Sr Note)	9.875	04/15/11	B1	592,500
1,000,000		General Cable Corp (Sr Note)	9.500	11/15/10	B2	1,052,500
1,000,000	g	Nevada Power Co	6.500	04/15/12	Ba1	1,037,500
649,000		Nevada Power Co (Second Mortgage Bond)	9.000	08/15/13	Ba1	720,797
1,000,000		NorthWestern Corp (Secured Note)	5.875	11/01/14	Ba1	1,010,237
1,059,000		NRG Energy, Inc (Guarantee Note)	8.000	12/15/13	NR	1,127,835
250,000		Orion Power Holdings, Inc (Sr Note)	12.000	05/01/10	B2	301,250
1,500,000		Reliant Energy, Inc (Secured Note)	9.500	07/15/13	B1	1,657,500
1,000,000	g	Sierra Pacific Resources (Sr Note)	8.625	03/15/14	B1	1,102,250
1,000,000		Southern Natural Gas Co	8.000	03/01/32	B1	1,104,132
1,000,000		TECO Energy, Inc (Sr Note)	7.500	06/15/10	Ba2	1,075,000
500,000	g	TECO Energy, Inc (Sr Note)	6.750	05/01/15	Ba2	523,750
2,000,000	g	Texas Genco LLC/Texas Genco Financing Corp (Sr Note)	6.875	12/15/14	B1	2,035,000
1,000,000		Transcontinental Gas Pipe Line Corp (Sr Note)	8.875	07/15/12	Ba2	1,166,250
2,000,000		TXU Corp (Sr Note)	5.550	11/15/14	Ba1	1,898,654
1,000,000		Williams Cos, Inc	7.750	06/15/31	B1	1,082,500
1,000,000		Williams Cos, Inc	8.750	03/15/32	B1	1,180,000
1,000,000		Williams Cos, Inc (Sr Unsecured Note)	8.125	03/15/12	B1	1,092,500

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				33,228,842

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.51%
2,000,000	g	Flextronics International Ltd (Sr Sub Note)	6.250	11/15/14	Ba2	1,990,000
1,000,000	g	Freescale Semiconductor, Inc (Sr Note)	6.875	07/15/11	Ba2	1,050,000
1,000,000	g	Freescale Semiconductor, Inc (Sr Note)	7.125	07/15/14	Ba2	1,065,000
1,000,000	g	Global Cash Access LLC/Global Cash Finance Corp (Sr Sub Note)	8.750	03/15/12	Caa1	1,075,000
1,000,000		L-3 Communications Corp (Guarantee Note)	7.625	06/15/12	Ba3	1,050,000
2,000,000	g	L-3 Communications Corp (Sr Sub Note)	5.875	01/15/15	Ba3	1,935,000
400,000	g	L-3 Communications Corp (Sr Sub Note)	6.375	10/15/15	Ba3	403,000
1,000,000	g	Sanmina-SCI Corp (Guarantee Note)	10.375	01/15/10	Ba2	1,102,500

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				9,670,500

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

FABRICATED METAL PRODUCTS - 0.74%
$ 1,000,000		Ball Corp (Guarantee Note)	6.875	12/15/12	Ba2	$1,020,000
1,000,000		Valmont Industries, Inc (Guarantee Note)	6.875	05/01/14	Ba3	1,020,000

		TOTAL FABRICATED METAL PRODUCTS				2,040,000

FOOD AND KINDRED PRODUCTS - 2.21%
2,000,000	g	Burns Philp Capital Pty Ltd (Guarantee Note)	9.750	07/15/12	B3	2,240,000
750,000	g	Del Monte Corp (Sr Sub Note)	6.750	02/15/15	B2	753,750
500,000		Del Monte Corp (Sr Sub Note)	8.625	12/15/12	B2	537,500
1,500,000		Stater Brothers Holdings (Sr Note)	8.125	06/15/12	B1	1,481,250
1,000,000		Swift & Co (Guarantee Note)	10.125	10/01/09	B1	1,076,250

		TOTAL FOOD AND KINDRED PRODUCTS				6,088,750

FOOD STORES - 0.67%
1,700,000		Delhaize America, Inc (Guarantee Note)	8.125	04/15/11	Ba1	1,842,480

		TOTAL FOOD STORES				1,842,480

GENERAL BUILDING CONTRACTORS - 2.57%
1,000,000	g	Beazer Homes USA, Inc (Sr Note)	6.875	07/15/15	Ba1	970,000
2,000,000		DR Horton, Inc (Sr Note)	7.875	08/15/11	Ba1	2,183,924
1,000,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	1,138,025
1,000,000	g	KB Home (Sr Note)	5.750	02/01/14	Ba1	947,473
500,000		KB Home (Sr Sub Note)	8.625	12/15/08	Ba2	531,472
500,000		KB Home (Sr Sub Note)	7.750	02/01/10	Ba2	514,923
820,000	g	Stanley-Martin Communities LLC (Sr Sub Note)	9.750	08/15/15	B3	801,550

		TOTAL GENERAL BUILDING CONTRACTORS				7,087,367

GENERAL MERCHANDISE STORES - 0.43%
1,000,000		JC Penney Corp, Inc	9.000	08/01/12	Ba1	1,177,500

		TOTAL GENERAL MERCHANDISE STORES				1,177,500

HEALTH SERVICES - 2.88%
500,000		Coventry Health Care, Inc (Sr Note)	5.875	01/15/12	Ba1	507,500
800,000		Coventry Health Care, Inc (Sr Note)	6.125	01/15/15	Ba1	820,000
1,000,000		DaVita, Inc (Guarantee Note)	6.625	03/15/13	B2	1,012,500
1,500,000		DaVita, Inc (Guarantee Note)	7.250	03/15/15	B3	1,520,625
500,000		HCA, Inc	5.250	11/06/08	Ba2	491,213
1,000,000		HCA, Inc	6.300	10/01/12	Ba2	993,981
1,500,000		HCA, Inc (Sr Note)	7.875	02/01/11	Ba2	1,607,744
500,000	g	Tenet Healthcare Corp (Sr Note)	9.875	07/01/14	B3	522,500
500,000		Tenet Healthcare Corp (Sr Unsecured Note)	7.375	02/01/13	B3	473,750

		TOTAL HEALTH SERVICES				7,949,813

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
$ 1,000,000	g	Ventas Realty Lp/Ventas Capital Corp (Sr Note)	6.750	06/01/10	Ba3	$1,015,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,015,000

HOTELS AND OTHER LODGING PLACES - 2.97%
1,500,000		Boyd Gaming Corp (Sr Sub Note)	7.750	12/15/12	B1	1,576,875
750,000		MGM Mirage (Guarantee Note)	8.500	09/15/10	Ba2	815,625
2,750,000	g	MGM Mirage (Sr Note)	6.750	09/01/12	Ba2	2,794,688
1,000,000	g	MGM Mirage (Sr Unsecured Note)	6.625	07/15/15	Ba2	988,750
1,000,000	g	Station Casinos, Inc (Sr Note)	6.000	04/01/12	Ba2	998,750
1,000,000		Station Casinos, Inc (Sr Sub Note)	6.500	02/01/14	Ba3	1,000,000

		TOTAL HOTELS AND OTHER LODGING PLACES				8,174,688

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.21%
1,750,000		Case New Holland, Inc (Guarantee Note)	9.250	08/01/11	Ba3	1,850,625
1,500,000		Scientific Games Corp (Guarantee Note)	6.250	12/15/12	B1	1,492,500

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,343,125

INSTRUMENTS AND RELATED PRODUCTS - 2.06%
500,000		Fisher Scientific International, Inc (Sr Sub Note)	6.750	08/15/14	Ba3	523,750
1,750,000	g	Fisher Scientific International, Inc (Sr Sub Note)	6.125	07/01/15	Ba3	1,754,375
1,500,000	g	UGS Corp (Guarantee Note)	10.000	06/01/12	B3	1,642,500
500,000		Xerox Corp (Guarantee Note)	9.750	01/15/09	Ba2	560,000
1,150,000		Xerox Corp (Sr Note)	6.875	08/15/11	Ba2	1,201,750

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				5,682,375

JUSTICE, PUBLIC ORDER AND SAFETY - 0.54%
1,500,000		Corrections Corp of America (Guarantee Note)	6.250	03/15/13	Ba3	1,485,000

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,485,000

LEGAL SERVICES - 0.61%
1,650,000	g	FTI Consulting, Inc (Sr Note)	7.625	06/15/13	Ba2	1,683,000

		TOTAL LEGAL SERVICES				1,683,000

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.96%
1,500,000	g	Koppers, Inc (Guarantee Note)	9.875	10/15/13	B2	1,657,500
1,000,000	g	Nell AF SARL (Sr Note)	8.375	08/15/15	B2	977,500

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,635,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

MISCELLANEOUS RETAIL - 1.88%
$ 1,000,000	g	Couche-Tard US Lp/Couche-Tard Finance Corp (Sr Sub Note)	7.500	12/15/13	Ba3	$1,030,000
1,944,000		FTD, Inc (Guarantee Note)	7.750	02/15/14	B3	1,948,860
1,250,000	g	GSC Holdings Corp (Guarantee Note)	8.000	10/01/12	Ba3	1,243,750
1,000,000		Rite Aid Corp (Guarantee Note)	7.500	01/15/15	B2	955,000

		TOTAL MISCELLANEOUS RETAIL				5,177,610

NONDEPOSITORY INSTITUTIONS - 1.89%
1,000,000		Ford Motor Credit Co	5.700	01/15/10	Baa3	912,960
800,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	787,517
1,450,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	1,329,314
1,600,000		General Motors Acceptance Corp	7.250	03/02/11	Ba1	1,487,816
800,000		General Motors Acceptance Corp	6.750	12/01/14	Ba1	695,875

		TOTAL NONDEPOSITORY INSTITUTIONS				5,213,482

OIL AND GAS EXTRACTION - 4.52%
2,000,000		Chesapeake Energy Corp (Guarantee Note)	7.750	01/15/15	Ba2	2,130,000
750,000		Chesapeake Energy Corp (Sr Note)	7.500	09/15/13	Ba2	798,750
2,370,000		Chesapeake Energy Corp (Sr Note)	6.875	01/15/16	Ba2	2,429,250
1,450,000	g	Encore Acquisition Co (Sr Sub Note)	6.000	07/15/15	B2	1,413,750
1,000,000		Exco Resources, Inc (Guarantee Note)	7.250	01/15/11	B2	1,035,000
1,000,000		Hanover Compressor Co (Sr Note)	9.000	06/01/14	B3	1,111,250
220,000		Hanover Equipment Trust (Secured Note)	8.500	09/01/08	B2	228,800
500,000		Hanover Equipment Trust (Secured Note)	8.750	09/01/11	B2	531,250
1,000,000		Kerr-McGee Corp (Secured Note)	6.950	07/01/24	Ba3	1,036,199
649,000		Magnum Hunter Resources, Inc (Guarantee Note)	9.600	03/15/12	Ba3	704,165
1,000,000		Plains Exploration & Production Co (Sr Note)	7.125	06/15/14	Ba2	1,052,500

		TOTAL OIL AND GAS EXTRACTION				12,470,914

PAPER AND ALLIED PRODUCTS - 5.50%
3,000,000		Abitibi-Consolidated, Inc	8.550	08/01/10	Ba3	3,052,500
1,250,000		Caraustar Industries, Inc (Guarantee Note)	9.875	04/01/11	Caa1	1,237,500
1,500,000		Georgia-Pacific Corp (Deb)	9.500	12/01/11	Ba2	1,770,000
2,000,000		Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba1	2,230,000
500,000		Georgia-Pacific Corp (Guarantee Note)	9.375	02/01/13	Ba1	557,500
1,000,000	g	Georgia-Pacific Corp (Sr Note)	8.000	01/15/24	Ba2	1,102,500
500,000		Graphic Packaging International Corp (Sr Note)	8.500	08/15/11	B2	490,000
1,000,000		Graphic Packaging International Corp (Sr Sub Note)	9.500	08/15/13	B3	940,000
1,880,000		Greif, Inc (Guarantee Note)	8.875	08/01/12	B1	2,016,300
750,000		Jefferson Smurfit Corp US (Guarantee Note)	8.250	10/01/12	B2	705,000
1,000,000		Playtex Products, Inc (Secured Note)	8.000	03/01/11	B2	1,047,500

		TOTAL PAPER AND ALLIED PRODUCTS				15,148,800

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

PERSONAL SERVICES - 1.24%
$ 1,442,000	g	Coinmach Corp (Sr Note)	9.000	02/01/10	B3	$1,474,445
1,900,000	g	Mac-Gray Corp (Sr Note)	7.625	08/15/15	B1	1,938,000

		TOTAL PERSONAL SERVICES				3,412,445

PETROLEUM AND COAL PRODUCTS - 0.18%
580,000		Polypore, Inc (Sr Sub Note)	8.750	05/15/12	Caa1	510,400

		TOTAL PETROLEUM AND COAL PRODUCTS				510,400

PRIMARY METAL INDUSTRIES - 1.67%
750,000		AK Steel Corp (Guarantee Note)	7.875	02/15/09	B1	727,500
1,750,000		AK Steel Corp (Guarantee Note)	7.750	06/15/12	B1	1,614,375
1,250,000	g	Novelis, Inc (Sr Note)	7.250	02/15/15	B1	1,181,250
600,000	g	Texas Industries, Inc (Sr Note)	7.250	07/15/13	Ba3	624,000
421,000		United States Steel Corp (Sr Note)	9.750	05/15/10	Ba2	462,048

		TOTAL PRIMARY METAL INDUSTRIES				4,609,173

PRINTING AND PUBLISHING - 3.48%
1,200,000	g	American Achievement Corp (Sr Sub Note)	8.250	04/01/12	B3	1,212,000
2,000,000		Block Communications, Inc (Guarantee Note)	9.250	04/15/09	B2	2,120,000
500,000		CanWest Media, Inc (Guarantee Note)	7.625	04/15/13	Ba3	544,375
1,000,000		Cenveo Corp (Guarantee Note)	9.625	03/15/12	B1	1,072,500
500,000		Dex Media West LLC/Dex Media Finance Co (Sr Note)	5.875	11/15/11	B1	495,000
977,000	g	Dex Media West LLC/Dex Media Finance Co (Sr Sub Note)	9.875	08/15/13	B2	1,078,364
1,000,000		Primedia, Inc (Guarantee Note)	8.875	05/15/11	B2	1,047,500
500,000		Primedia, Inc (Sr Note)	8.000	05/15/13	B2	503,750
1,500,000		Visant Corp (Guarantee Note)	7.625	10/01/12	B3	1,515,000

		TOTAL PRINTING AND PUBLISHING				9,588,489

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.72%
2,250,000		Solo Cup Co (Sr Sub Note)	8.500	02/15/14	B3	1,991,250

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,991,250

SECURITY AND COMMODITY BROKERS - 0.29%
800,000	g	E*Trade Financial Corp (Sr Note)	7.375	09/15/13	B1	808,000

		TOTAL SECURITY AND COMMODITY BROKERS				808,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

SOCIAL SERVICES - 0.36%
$ 1,000,000	g	Knowledge Learning Corp, Inc (Guarantee Note)	7.750	02/01/15	B3	$980,000

		TOTAL SOCIAL SERVICES				980,000

STONE, CLAY, AND GLASS PRODUCTS - 0.93%
1,000,000		Owens Brockway Glass Container, Inc (Guarantee Note)	8.875	02/15/09	B1	1,050,000
1,000,000		Owens Brockway Glass Container, Inc (Guarantee Note)	6.750	12/01/14	B2	965,000
500,000		Owens Brockway Glass Container, Inc (Secured Note)	8.750	11/15/12	B1	540,000

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,555,000

TRANSPORTATION EQUIPMENT - 4.41%
1,000,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	932,500
500,000		Dana Corp	10.125	03/15/10	Ba2	512,500
1,000,000		Dana Corp	9.000	08/15/11	Ba2	1,011,583
1,000,000		Ford Motor Co	6.500	08/01/18	Ba1	765,000
2,000,000		Ford Motor Co	6.625	10/01/28	Ba1	1,445,000
1,500,000		Ford Motor Co	7.450	07/16/31	Ba1	1,170,000
1,000,000		Ford Motor Co (Deb)	8.900	01/15/32	Ba1	842,500
1,505,000		Navistar International Corp (Guarantee Note)	6.250	03/01/12	Ba3	1,429,750
1,000,000		Sequa Corp (Sr Note)	8.875	04/01/08	B1	1,040,000
1,000,000		Sequa Corp (Sr Note)	9.000	08/01/09	B1	1,060,000
1,500,000		TransDigm, Inc (Guarantee Note)	8.375	07/15/11	B3	1,571,250
324,000	g	TRW Automotive, Inc (Sr Sub Note)	11.000	02/15/13	B1	365,310

		TOTAL TRANSPORTATION EQUIPMENT				12,145,393

TRANSPORTATION SERVICES - 0.35%
1,000,000		United Rentals North America, Inc (Guarantee Note)	6.500	02/15/12	B3	965,000

		TOTAL TRANSPORTATION SERVICES				965,000

WATER TRANSPORTATION - 1.16%
2,000,000		Gulfmark Offshore, Inc (Guarantee Note)	7.750	07/15/14	B2	2,125,000
1,000,000		Stena AB (Sr Note)	9.625	12/01/12	Ba3	1,085,000

		TOTAL WATER TRANSPORTATION				3,210,000

WHOLESALE TRADE-DURABLE GOODS - 1.74%
1,250,000	g	IKON Office Solutions, Inc (Sr Note)	7.750	09/15/15	Ba2	1,228,125
750,000		Russel Metals, Inc (Sr Note)	6.375	03/01/14	Ba3	731,250
2,000,000	g	Ryerson Tull, Inc (Sr Note)	8.250	12/15/11	B2	1,945,000
865,000		Wesco Distribution, Inc (Guarantee Note)	9.125	06/01/08	B2	880,137

		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,784,512

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 2.06%
$ 1,000,000	g	Airgas, Inc (Sr Sub Note)	6.250	07/15/14	Ba2	$1,010,000
1,250,000	g	AmerisourceBergen Corp	5.625	09/15/12	NR	1,231,250
1,250,000	g	AmerisourceBergen Corp (Guarantee Note)	5.875	09/15/15	Ba2	1,234,375
1,000,000		Liberty Media Corp (Deb)	8.250	02/01/30	NR	957,602
1,250,000		School Specialty, Inc (Sr Note)	10.000	10/01/13	B3	1,253,125

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				5,686,352

		TOTAL CORPORATE BONDS				270,031,256
		(Cost $265,401,998)

		TOTAL BONDS				270,031,256
		(Cost $265,401,998)

SHARES/ PRINCIPAL

COMMON STOCKS - 0.00%
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%
500		Travelcenters Of America, Inc Contingent Wts 05/05/09				625
1,500		Travelcenters Of America, Inc initial Wts 05/01/09				1,875

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,500

BUSINESS SERVICES - 0.00%
1,500	v	Advanstar Holdings Corp Wts 10/15/11				30

		TOTAL BUSINESS SERVICES				30

PAPER AND ALLIED PRODUCTS - 0.00%
250	v	Pliant Corp Wts 06/01/10				3

		TOTAL PAPER AND ALLIED PRODUCTS				3

		TOTAL COMMON STOCKS				2,533
		(Cost $162,891)

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

SHORT-TERM INVESTMENTS - 0.57%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 1,560,000		Federal Home Loan Bank (FHLB)	3.180	10/03/05		1,560,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				1,560,000

		TOTAL SHORT-TERM INVESTMENTS				1,560,000

		(Cost $1,559,724)

		TOTAL PORTFOLIO - 98.52%				271,593,789
		(Cost $267,124,613)

		OTHER ASSETS & LIABILITIES, NET - 1.48%				4,088,378

		NET ASSETS - 100.00%				$275,682,167

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At September 30, 2005, the value of these securities amounted to $76,097,997 or 27.60% of net assets.
	v	Security valued at fair value.
	+	As provided by Moody's Investors Service (Unaudited)

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry categories
		in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING +	VALUE

BONDS - 98.41%

CORPORATE BONDS - 38.81%

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.13%
$ 250,000	Autonation, Inc (Guarantee Note)	9.000	08/01/08	Ba2	$271,250

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				271,250

ASSET BACKED - 2.63%
1,500,000	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,487,743
1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	993,001
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	488,440
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	497,264
1,320,000	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,312,266
838,921	CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Baa2	849,057

	TOTAL ASSET BACKED				5,627,771

CHEMICALS AND ALLIED PRODUCTS - 1.50%
1,000,000	Eli Lilly & Co	2.900	03/15/08	Aa3	960,127
1,000,000	Gillette Co (Sr Note)	4.125	08/30/07	Aa3	992,762
250,000	Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	246,268
500,000	Merck & Co, Inc	5.250	07/01/06	Aa3	502,080
500,000	Pfizer, Inc	5.625	02/01/06	Aaa	502,289

	TOTAL CHEMICALS AND ALLIED PRODUCTS				3,203,526

COMMUNICATIONS - 1.78%
550,000	Comcast Cable Communications (Sr Note)	6.375	01/30/06	Baa2	553,600
500,000	COX Communications, Inc	7.750	08/15/06	Baa3	512,682
500,000	Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	A3	490,834
500,000	SBC Communications, Inc	4.125	09/15/09	A2	486,878
1,000,000	Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa2	1,017,466
250,000	Vodafone Group plc (Unsecured Note)	3.950	01/30/08	A2	246,293
500,000	Verizon Wireless Capital LLC	5.375	12/15/06	A3	503,977

	TOTAL COMMUNICATIONS				3,811,730

DEPOSITORY INSTITUTIONS - 6.24%
$ 500,000	KFW International Finance (Guarantee Note)		10/17/05		499,763
750,000	Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	721,265
1,000,000	Bank One NA/Chicago IL	3.700	01/15/08	Aa2	981,114
1,000,000	Bank One Corp	6.500	02/01/06	Aa3	1,007,467

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING +	VALUE

$ 500,000	Bank of America Corp (Sr Note)	5.250	02/01/07	Aa2	$504,883
2,500,000	Citigroup, Inc	4.625	08/03/10	Aa1	2,486,293
1,000,000	Citigroup, Inc	5.750	05/10/06	Aa1	1,008,166
1,000,000	JPMorgan Chase & Co	3.500	03/15/09	Aa3	961,754
500,000	M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	493,198
250,000	M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	247,954
500,000	Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	502,505
250,000	National City Bank of Indiana	4.875	07/20/07	Aa3	251,279
480,000	Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	492,503
500,000	US Bancorp (Sr Note)	4.500	07/29/10	Aa2	495,020
500,000	Washington Mutual Bank	4.500	08/25/08	A2	497,350
1,000,000	Wells Fargo & Co	3.125	04/01/09	Aa1	951,827
750,000	Wells Fargo & Co (Sr Unsecured Note)	4.625	08/09/10	Aa1	746,197
500,000	Wachovia Bank NA/Old	4.850	07/30/07	Aa2	502,556

	TOTAL DEPOSITORY INSTITUTIONS				13,351,094

EATING AND DRINKING PLACES - 0.24%
500,000	McDonald's Corp	5.950	01/15/08	A2	514,999

	TOTAL EATING AND DRINKING PLACES				514,999

ELECTRIC, GAS, AND SANITARY SERVICES - 3.71%
207,000	American Electric Power Co, Inc	6.125	05/15/06	Baa2	209,012
250,000	Consumers Energy Co (First Mortgage Bond)	4.400	08/15/09	Baa3	245,431
2,000,000	Duke Energy Corp (First Mortgage Bond)	3.750	03/05/08	A3	1,955,661
500,000	FirstEnergy Corp	5.500	11/15/06	Baa3	504,445
500,000	KeySpan Corp	4.900	05/16/08	A3	502,082
500,000	Midamerican Energy Holdings Co (Sr Note)	4.625	10/01/07	Baa3	498,496
1,000,000	Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	984,080
1,000,000	Pepco Holdings, Inc	3.750	02/15/06	Baa2	997,305
500,000	Pepco Holdings, Inc	5.500	08/15/07	Baa2	506,557
1,000,000	Tampa Electric Co	5.375	08/15/07	Baa2	1,010,324
500,000	Washington Gas Light	7.310	10/30/07	A2	525,768

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,939,161

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.24%
500,000	Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	502,593

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				502,593

FABRICATED METAL PRODUCTS - 0.48%
1,000,000	Illinois Tool Works, Inc	5.750	03/01/09	Aa3	1,028,239

	TOTAL FABRICATED METAL PRODUCTS				1,028,239

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING +	VALUE

FOOD AND KINDRED PRODUCTS - 1.39%
$ 500,000	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	$487,797
1,000,000	Coca-Cola Enterprises, Inc	2.500	09/15/06	A2	981,191
1,000,000	General Mills, Inc	5.125	02/15/07	Baa2	1,005,630
500,000	Kraft Foods, Inc	4.000	10/01/08	A3	490,229

	TOTAL FOOD AND KINDRED PRODUCTS				2,964,847

FURNITURE AND FIXTURES - 0.47%
500,000	Masco Corp	4.625	08/15/07	Baa1	499,079
500,000	Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	511,557

	TOTAL FURNITURE AND FIXTURES				1,010,636

GENERAL BUILDING CONTRACTORS - 0.27%
500,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	569,013

		TOTAL GENERAL BUILDING CONTRACTORS				569,013

GENERAL MERCHANDISE STORES - 1.40%
500,000		Fred Meyer, Inc (Guarantee Note)	7.450	03/01/08	Baa2	527,227
1,000,000	g	May Department Stores Co	3.950	07/15/07	Baa1	986,275
500,000		Target Corp	3.375	03/01/08	A2	485,505
500,000		Wal-Mart Stores, Inc (Sr Unsecured Note)	4.000	01/15/10	Aa2	487,243
500,000		Wal-Mart Stores, Inc (Sr Unsecured Note)	4.375	07/12/07	Aa2	498,724

		TOTAL GENERAL MERCHANDISE STORES				2,984,974

HOLDING AND OTHER INVESTMENT OFFICES - 0.46%
250,000		EOP Operating Lp	8.375	03/15/06	Baa2	254,331
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	246,132
500,000		Simon Property Group Lp	4.600	06/15/10	Baa1	491,835

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				992,298

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.69%
1,000,000	g	IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	980,522
250,000		Caterpillar Financial Services Corp (Sr Note)	4.875	06/15/07	A2	250,886
250,000		Hewlett-Packard Co	3.625	03/15/08	A3	244,136

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,475,544

INSURANCE CARRIERS - 1.27%
500,000		International Lease Finance Corp (Unsub Note)	3.500	04/01/09	A1	477,862
250,000		Lincoln National Corp	5.250	06/15/07	A3	252,486

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 1,500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A2	$1,457,109
550,000		WellPoint, Inc	3.500	09/01/07	Baa1	537,358

		TOTAL INSURANCE CARRIERS				2,724,815

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	504,706

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				504,706

MOTION PICTURES - 0.24%
500,000		Walt Disney Co	5.500	12/29/06	Baa1	504,848

		TOTAL MOTION PICTURES				504,848

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.23%
500,000		Inter-American Development Bank	5.375	01/18/06	Aaa	501,859

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				501,859

NONDEPOSITORY INSTITUTIONS - 5.08%
250,000		American General Finance Corp	2.750	06/15/08	A1	237,398
1,000,000		American Honda Finance Corp	4.500	05/26/09	A1	994,314
250,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	247,477
500,000		CIT Group, Inc (Sr Note)	4.750	08/15/08	A2	500,557
1,000,000		Countrywide Home Loans, Inc (Guarantee Note)	5.500	08/01/06	A3	1,008,065
500,000		Ford Motor Credit Co	5.700	01/15/10	Baa3	456,480
500,000		Ford Motor Credit Co (Sr Note)	5.800	01/12/09	Baa3	466,250
1,000,000		General Electric Capital Corp	4.125	03/04/08	Aaa	990,178
500,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	492,198
500,000		General Electric Capital Corp	5.350	03/30/06	Aaa	502,573
1,500,000		HSBC Finance Corp (Unsecured Note)	4.125	11/16/09	A1	1,460,161
500,000		HSBC Finance Corp (Unsecured Note)	4.750	04/15/10	A1	497,537
1,000,000		HSBC Finance Corp	4.750	05/15/09	A1	998,574
140,000		MBNA America Bank NA	5.375	01/15/08	Baa1	142,151
500,000		National Rural Utilities Cooperative Finance Corp	6.500	03/01/07	A2	512,983
500,000		Popular North America, Inc (Sr Note)	3.875	10/01/08	A3	485,915
500,000		SLM Corp	4.000	01/15/09	A2	489,330
400,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	381,788

		TOTAL NONDEPOSITORY INSTITUTIONS				10,863,929

OIL AND GAS EXTRACTION - 1.85%
1,000,000		Enterprise Products Operating Lp (Sr Note)	4.000	10/15/07	Baa3	979,386
500,000	g	Plains All American Pipeline Lp/PAA Finance Corp	4.750	08/15/09	Baa3	492,832

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 500,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa1	$482,824
750,000		Conoco Funding Co (Guarantee Note)	5.450	10/15/06	A3	757,271
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	491,732
250,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	247,705
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	496,118

		TOTAL OIL AND GAS EXTRACTION				3,947,868

OTHER MORTGAGE BACKED SECURITIES - 0.92%
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	1,975,046

		TOTAL OTHER MORTGAGE BACKED SECURITIES				1,975,046

PAPER AND ALLIED PRODUCTS - 0.11%
250,000		International Paper Co	3.800	04/01/08	Baa2	242,597

		TOTAL PAPER AND ALLIED PRODUCTS				242,597

PETROLEUM AND COAL PRODUCTS - 0.23%
500,000		Enterprise Products Operating Lp (Sr Note)	4.950	06/01/10	Baa3	490,914

		TOTAL PETROLEUM AND COAL PRODUCTS				490,914

PIPELINES, EXCEPT NATURAL GAS - 0.34%
750,000		Enbridge Energy Partners Lp (Sr Note)	4.000	01/15/09	Baa2	725,909

		TOTAL PIPELINES, EXCEPT NATURAL GAS				725,909

PRINTING AND PUBLISHING - 0.68%
1,000,000	g	RR Donnelley & Sons Co	3.750	04/01/09	Baa2	959,022
500,000		Viacom, Inc (Guarantee Note)	5.625	05/01/07	A3	505,949

		TOTAL PRINTING AND PUBLISHING				1,464,971

RAILROAD TRANSPORTATION - 0.28%
87,000		Norfolk Southern Corp (Sr Note)	7.350	05/15/07	Baa1	90,413
500,000		Union Pacific Corp	5.750	10/15/07	Baa2	509,536

		TOTAL RAILROAD TRANSPORTATION				599,949

SECURITY AND COMMODITY BROKERS - 3.17%
500,000	Bear Stearns Cos, Inc	5.700	01/15/07	A1	507,379
500,000	Credit Suisse First Boston USA, Inc	5.750	04/15/07	Aa3	508,792

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING +	VALUE

$ 500,000	Franklin Resources, Inc	3.700	04/15/08	A2	$487,503
1,000,000	Goldman Sachs Group, Inc	6.875	01/15/11	Aa3	1,088,430
750,000	Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	740,435
500,000	Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	505,357
1,000,000	Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	978,036
1,000,000	Morgan Stanley	3.625	04/01/08	Aa3	975,930
500,000	Morgan Stanley	4.000	01/15/10	Aa3	483,845
500,000	Morgan Stanley	5.800	04/01/07	Aa3	508,947

	TOTAL SECURITY AND COMMODITY BROKERS				6,784,654

TRANSPORTATION EQUIPMENT - 2.31%
500,000	Boeing Capital Corp (Sr Note)	5.750	02/15/07	A3	506,652
500,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	4.050	06/04/08	A3	488,507
1,000,000	DaimlerChrysler NA Holding Corp	4.875	06/15/10	A3	980,716
1,000,000	General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	960,244
2,000,000	United Technologies Corp (Unsub Note)	4.875	11/01/06	A2	2,007,931

	TOTAL TRANSPORTATION EQUIPMENT				4,944,050

WHOLESALE TRADE-NONDURABLE GOODS - 0.23%
500,000	Safeway, Inc (Sr Unsecured Note)	4.125	11/01/08	Baa2	486,348

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				486,348

	TOTAL CORPORATE BONDS				83,010,138

	(Cost $84,046,682)

GOVERNMENT BONDS - 59.60%
AGENCY SECURITIES - 47.16%
6,000,000	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	5,887,216
3,000,000	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	2,912,521
750,000	Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	729,822
3,450,000	Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	3,387,627
750,000	Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	742,137
20,000,000	Federal Home Loan Bank (FHLB)	4.570	10/17/08	Aaa	19,916,804
500,000	Federal Home Loan Bank (FHLB) (6.080% on 05/01/06)	2.500	04/20/09	Aaa	495,427
2,250,000	Federal Home Loan Mortgage Corp (FHLMC)	2.500	11/28/06	Aaa	2,201,339
7,500,000	Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	7,448,680
3,000,000	Federal Home Loan Mortgage Corp (FHLMC)	3.550	11/15/07	Aaa	2,932,696
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	978,467
500,000	Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	488,465
12,000,000	Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	13,192,402
2,200,000	Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	2,245,392
4,000,000	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	3,925,377
14,500,000	Federal National Mortgage Association (FNMA)	3.625	03/15/07	Aaa	14,351,082
3,000,000	Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	2,977,302
1,000,000	Federal National Mortgage Association (FNMA)	4.000	05/23/07	Aaa	991,757

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 3,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	$3,115,671
1,200,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	1,186,067
1,000,000		Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	968,336
4,500,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	4,990,546
1,800,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	1,740,955
3,000,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	3,070,212

		TOTAL AGENCY SECURITIES				100,876,300

FOREIGN GOVERNMENT BONDS - 3.01%
1,000,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	983,197
1,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	981,617
1,500,000		International Finance Corp (Unsub Note)	3.750	06/30/09	Aaa	1,470,326
1,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	998,723
2,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	1,997,391

		TOTAL FOREIGN GOVERNMENT BONDS				6,431,254

MORTGAGE BACKED SECURITIES - 2.83%
606,940		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		609,625
386,100		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		391,479
187,479		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		192,696
756,904		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		768,172
792,432		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		804,229
556,989		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		566,767
625,546		Federal National Mortgage Association (FNMA)	6.187	02/01/08		638,679
1,469,752		Federal National Mortgage Association (FNMA)	6.294	12/01/08		1,503,345
582,510		Federal National Mortgage Association (FNMA)	5.000	02/25/35		581,451

		TOTAL MORTGAGE BACKED SECURITIES				6,056,443

U.S. TREASURY SECURITIES - 6.60%
3,000,000		United States Treasury Bond (Step Bond, 0.000% - 14.000% until 11/15/06)		11/15/11		2,859,558
1,191,280	k	United States Treasury Inflation Indexed Bond	3.875	01/15/09		1,293,099
5,000,000		United States Treasury Note	7.000	07/15/06		5,107,100
500,000		United States Treasury Note	2.750	07/31/06		494,650
2,000,000		United States Treasury Note	3.625	04/30/07		1,983,240
1,000,000		United States Treasury Note	3.375	02/15/08		982,010
400,000		United States Treasury Note	4.125	08/15/08		399,436
510,000		United States Treasury Note	4.125	08/15/10		507,776
500,000		United States Treasury Note	3.875	09/15/10		492,970

		TOTAL U.S. TREASURY SECURITIES				14,119,839

		TOTAL GOVERNMENT BONDS				127,483,836
		(Cost $128,831,656)

		TOTAL BONDS				210,493,974
		(Cost $212,878,338)

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

SHORT-TERM INVESTMENTS - 0.37%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 800,000		Federal Home Loan Bank (FHLB)	3.180	10/03/05		$800,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				800,000

		TOTAL SHORT-TERM INVESTMENTS				800,000
		(Cost $799,859)

		TOTAL PORTFOLIO - 98.78%				211,293,974
		(Cost $213,678,197)

		OTHER ASSETS & LIABILITIES, NET - 1.22%				2,601,786

		NET ASSETS - 100.00%				$213,895,760

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At September 30, 2005, the value of these securities amounted to $3,664,783 or 1.71% of net assets.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.
	+	As provided by Moody's Investors Service (unaudited).

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM MUNICIPAL BONDS - 5.28%
ALASKA - 0.22%
$ 460,000		Valdez Alaska Marine Term Revenue	2.900	12/01/2029	$460,000

		TOTAL ALASKA			460,000

NEW YORK - 3.85%
200,000		New York City (General Obligation)	2.930	08/15/2020	200,000
300,000		New York City (General Obligation)	2.930	08/15/2021	300,000
1,000,000		New York City (General Obligation)	2.930	08/01/2016	1,000,000
1,450,000		New York City (General Obligation)	2.910	11/01/2024	1,450,000
1,730,000		New York City (General Obligation)	2.930	08/01/2017	1,730,000
2,470,000		New York City (General Obligation)	2.930	08/01/2031	2,470,000
360,000		New York City Transitional Finance Authority	2.930	08/15/2019	360,000
400,000		New York State (General Obligation)	2.930	08/01/2021	400,000

		TOTAL NEW YORK			7,910,000

TEXAS - 1.21%
2,350,000		Gulf Coast Waste Disposal Authority	2.930	12/01/2015	2,350,000
140,000		North Central Texas Health Facility Development Corp	2.900	10/01/2024	140,000

		TOTAL TEXAS			2,490,000

		TOTAL SHORT-TERM MUNICIPAL BONDS
		(Cost $10,860,000)			10,860,000

LONG-TERM MUNICIPAL BONDS - 97.72%
ALABAMA - 2.39%
640,000	d	Birmingham Industrial Water Board	6.000	07/01/2007	668,768
2,400,000		Courtland Industrial Development Board	5.000	11/01/2013	2,488,608
1,620,000		Mobile County of Alabama	5.000	02/01/2013	1,752,840

		TOTAL ALABAMA			4,910,216

ARKANSAS - 1.95%
2,310,000		Arkansas Development Finance Authority	5.000	11/01/2014	2,519,124
390,000		Arkansas Housing Development Agency	8.375	07/01/2010	439,955
365,000		Jefferson County Health Care & Residential Facilities Board	7.250	12/01/2010	417,936
525,000		North Little Rock	6.500	07/01/2015	626,987

		TOTAL ARKANSAS			4,004,002

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

ARIZONA - 2.12%
$ 1,450,000		Arizona State Transportation Board	5.000	07/01/2014	$1,581,660
2,545,000		Greater Arizona Development Authority	5.000	08/01/2014	2,781,940

		TOTAL ARIZONA			4,363,600

CALIFORNIA -4.99%
570,000		California State (General Obligation)	5.000	02/01/2012	613,730
655,000	d	California State (General Obligation)	5.000	02/01/2012	705,250
225,000		California State (General Obligation)	5.000	02/01/2013	242,852
3,450,000		California State (General Obligation)	5.250	12/01/2012	3,799,244
4,335,000	d	California State Department of Water Resources	5.500	05/01/2012	4,791,736
105,000		Delta Counties Homes Mortgage Finance Authority	6.700	06/01/2024	105,184

		TOTAL CALIFORNIA			10,257,996

CONNECTICUT - 1.01%
1,710,000		Connecticut State Municipal Electric Energy Co	7.000		2,079,189

		TOTAL CONNECTICUT			2,079,189

DISTRICT OF COLUMBIA - 0.27%
500,000		DC Hospital Revenue - Medlantic	6.000	08/15/2010	560,630

		TOTAL DISTRICT OF COLUMBIA			560,630

FLORIDA -1.37%
1,540,000		First Governmental Financing Commission	5.500	07/01/2015	1,740,631
1,000,000		Miami-Dade County School Board	5.000	04/01/2014	1,080,340

		TOTAL FLORIDA			2,820,971

ILLINOIS - 3.88%
670,000		Chicago Metropolitan Water Reclamation	7.000	01/01/2011	761,643
1,210,000		Cook County Community Consolidated School District	5.500	12/01/2014	1,368,740
1,435,000		Kendall Kane & Will Counties High School District	5.000	10/01/2014	1,566,216
1,700,000		Metropolitan Pier & Exposition	5.375	06/01/2013	1,888,241
2,210,000		Sangamon County Illinois Community Unit School District	5.000	01/01/2015	2,402,314

		TOTAL ILLINOIS			7,987,154

INDIANA - 8.68%
2,865,000		Anderson School Building Corp	5.250	07/15/2014	3,172,443
1,250,000		Avon Insd 2000 Community Building Corp	5.000	07/15/2015	1,356,588

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 1,340,000		Benton School Improvement Building Corp	5.000	07/15/2015	$1,459,943
1,200,000		Center Grove School Building Corp	5.000	07/15/2014	1,306,560
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/2015	1,089,510
1,000,000		Indiana State Office Building Community	5.000	07/01/2014	1,084,600
2,500,000		MSD Warren Township Vision 2005 School Building Corp	5.000	01/10/2015	2,713,975
2,000,000		New Albany Floyd County School Building Corp	5.000	07/15/2015	2,162,100
2,100,000		South Madison Elementary School Building Corp	5.000	07/15/2015	2,274,657
1,135,000		Westfield Multi-School Building Corp	5.000	07/15/2014	1,235,788

		TOTAL INDIANA			17,856,164

KENTUCKY - 0.99%
1,885,000	h	Kentucky State Turnpike Authority	6.000	07/01/2011	2,045,621

		TOTAL KENTUCKY			2,045,621

LOUISIANA - 1.06%
2,090,000		De Soto Parish Pollution Control	5.000	10/01/2012	2,174,938

		TOTAL LOUISIANA			2,174,938

MASSACHUSSETTS - 2.12%
4,000,000	h	Massachusetts State	5.000	09/01/2015	4,354,480

		TOTAL MASSACHUSSETTS			4,354,480

MICHIGAN - 4.83%
1,710,000		Bedford Public School District	5.000	05/01/2014	1,865,422
1,705,000		Caledonia Community Schools	5.000	05/01/2015	1,864,980
2,500,000		Forest Hills Michigan Public Schools	5.000	05/01/2015	2,734,575
2,000,000		L'Anse Creuse Public Schools	5.000	05/01/2015	2,187,660
1,170,000		Traverse City Area Public Schools	5.000	05/01/2015	1,279,781

		TOTAL MICHIGAN			9,932,418

MISSOURI - 2.33%
1,210,000		Chesterfield Certificates Partners	5.250	02/15/2017	1,350,469
450,000		Jackson County Reorganized School District No 4	5.000	03/01/2018	472,630
1,675,000		Missouri State Environmental Improvement & Energy Resources Authority	5.500	07/01/2012	1,872,332
1,000,000		Richmond Heights Missouri	5.000	08/15/2015	1,096,150

		TOTAL MISSOURI			4,791,581

MISSISSIPPI - 0.25%
480,000		Harrison County Wastewater Management District	5.000	02/01/2015	522,254

		TOTAL MISSISSIPPI			522,254

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

NEVADA - 0.39%
$ 800,000		Clark County Pollution Control Authority	5.300	10/01/2011	$801,552

		TOTAL NEVADA			801,552

NEW JERSEY - 3.12%
3,000,000		New Jersey Economic Development Authority	5.250	09/01/2014	3,316,380
200,000		New Jersey State Transportation Trust Fund Authority	5.250	06/15/2014	220,666
2,665,000		New Jersey State Turnpike Authority Revenue	5.700	05/01/2013	2,881,132

		TOTAL NEW JERSEY			6,418,178

NEW MEXICO - 0.35%
500,000		Dona Ana County Revenue	5.500	12/01/2017	550,150
150,000		New Mexico Mortgage Finance Authority	6.000	07/01/2010	167,763

		TOTAL NEW MEXICO			717,913

NEW YORK - 16.50%
1,115,000		Dutchess County Resource Recovery Agency	5.000	01/01/2010	1,153,155
2,395,000	d	Metropolitan Transportation Authority	5.500	11/15/2013	2,685,681
2,150,000		Metropolitan Transportation Authority	5.500	11/15/2016	2,457,686
1,900,000		Metropolitan Transportation Authority	5.500	07/01/2016	2,143,162
1,500,000		Metropolitan Transportation Authority	5.750	01/01/2018	1,731,510
285,000		Nassau County Interim Finance Authority/NY	5.000	11/15/2013	310,747
1,000,000		New York State Dormitory Authority Revenue	5.250	11/15/2023	1,080,990
2,000,000		New York State Dormitory Authority Revenue	5.250	02/15/2022	2,205,980
2,000,000		New York State (General Obligation)	5.000	08/01/2011	2,139,280
1,645,000		New York State (General Obligation)	5.000	03/01/2012	1,758,176
1,905,000		New York State Environmental Facilities	5.000	03/15/2014	2,070,202
2,800,000		New York State Environmental Facilities	5.250	06/15/2018	3,056,844
1,930,000		New York State Thruway Authority Service Contract Revenue	5.500	04/01/2012	2,134,638
845,000		New York State Dormitory Authority Revenue	5.500	02/01/2011	925,512
3,000,000		New York State Thruway Authority	5.000	04/01/2015	3,282,030
4,000,000		Tobacco Settlement Funding Corp Revenue	5.000	06/01/2012	4,291,880
500,000		Westchester County Industrial Development	5.500	07/01/2006	505,345

		TOTAL NEW YORK			33,932,818

OHIO - 3.09%
200,000		Ohio State (General Obligation)	6.050	10/01/2009	218,754
1,010,000		Ohio State (General Obligation)	6.050	10/01/2009	1,104,708
2,500,000		Ohio State Department of Administrative Services	5.000	09/01/2013	2,703,125
835,000		Ohio State Industrial Development Revenue	5.500	11/01/2007	836,553
1,300,000		Ohio State Water Development Authority Revenue	6.000	12/01/2016	1,484,652

		TOTAL OHIO			6,347,792

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

OKLAHOMA - 0.52%
$ 985,000	d	Tulsa County Home Finance Authority	6.900	08/01/2010	$1,071,956

		TOTAL OKLAHOMA			1,071,956

OREGON - 1.16%
2,200,000		Oregon State Department Administrative Services	5.000	04/01/2013	2,393,072

		TOTAL OREGON			2,393,072

PENNSYLVANIA - 6.57%
2,455,000		Allegheny County Industrial Development Authority	4.350	12/01/2013	2,540,115
1,800,000		Carbon County Hospital Authority	5.400	11/15/2014	2,011,158
2,560,000	d	Carbon County Industrial Development Authority	6.650	05/01/2010	2,727,757
1,030,000		Pennsylvania Economic Development Financing	6.000	11/01/2009	1,087,649
235,000		Pennsylvania Economic Development Financing	5.250	12/01/2016	246,043
975,000		Pennsylvania Economic Development Financing	6.000	11/01/2008	1,019,333
100,000		Pennsylvania Economic Development Financing	6.250	11/01/2031	107,222
1,250,000		Pennsylvania Economic Development Financing	6.500	11/01/2016	1,376,512
1,000,000		Philadelphia Water Revenue	5.000	07/01/2015	1,090,910
500,000		Pittsburgh (General Obligation)	5.000	09/01/2014	541,025
655,000		Pittsburgh Water and Sewer	6.000	09/01/2016	767,942

		TOTAL PENNSYLVANIA			13,515,666

PUERTO RICO - 2.21%
1,590,000		Puerto Rico Commonwealth (General Obligation)	5.000	07/01/2013	1,702,477
2,500,000	h	Puerto Rico Commonwealth Highway & Transportation Authority	5.000	07/01/2014	2,671,275
150,000		Puerto Rico Public Finance Corp	5.750	08/01/2027	163,914

		TOTAL PUERTO RICO			4,537,666

RHODE ISLAND - 0.86%
1,600,000		Rhode Island State & Providence Plantations	5.250	10/01/2014	1,775,248

		TOTAL RHODE ISLAND			1,775,248

SOUTH CAROLINA - 0.41%
800,000		Greenville County Certificates Partners	5.000	04/01/2017	848,616

		TOTAL SOUTH CAROLINA			848,616

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

TENNESSEE - 1.17%
$ 730,000		Memphis-Shelby County Airport Authority	5.250	09/01/2015	$807,146
1,525,000		Memphis-Shelby County Airport Authority	5.000	09/01/2009	1,599,252

		TOTAL TENNESSEE			2,406,398

TEXAS - 17.16%
5,555,000		Brazos River Authority	4.900	10/01/2015	6,001,344
1,000,000		Brownsville Texas Independent School District	5.000	08/15/2014	1,086,380
1,940,000	h	Corpus Christi Texas Utility System Revenue	5.000	07/15/2015	2,111,224
2,300,000		Dickinson Independent School District	5.000	02/15/2015	2,498,605
2,000,000		Edgewood Independent School District Public Facilities Corp	5.250	02/15/2014	2,204,460
2,400,000		Fort Worth Texas Water & Sewer Revenue	5.250	02/15/2014	2,647,176
1,485,000		Harris County Flood Control District	5.000	10/01/2014	1,614,893
3,000,000		Harris County Texas	5.750	10/01/2013	3,410,880
545,000		Houston Airport System Revenue	5.800	07/01/2010	578,572
1,000,000		Houston Hotel Occupancy	5.500	09/01/2011	1,106,960
2,085,000		Houston Texas Independent School District	5.000	02/15/2015	2,265,040
2,000,000		Houston Texas Utility System Revenue	5.000	11/15/2014	2,175,260
1,250,000		Keller Independent School District	5.000	08/15/2015	1,359,475
1,000,000		McAllen Texas Independent School District	5.000	02/15/2014	1,084,480
1,930,000		State of Texas	5.000	08/01/2014	2,094,590
1,810,000		State of Texas	5.000	08/01/2015	1,966,456
1,000,000		Ysleta Texas Independent School District	5.000	08/15/2014	1,086,380

		TOTAL TEXAS			35,292,175

VIRGIN ISLANDS - 0.59%
1,175,000		Virgin Islands Water & Power Authority	5.000	07/01/2009	1,210,003

		TOTAL VIRGIN ISLANDS			1,210,003

WASHINGTON - 4.78%
550,000		Cowlitz County Public Utility	5.000	09/01/2011	594,264
330,000		King & Snohomish County School District No 417 (General Obligation)	5.000	12/01/2012	357,819
1,000,000		Port Seattle Revenue	5.000	03/01/2015	1,088,340
3,345,000		Port Seattle Revenue	5.500	09/01/2017	3,809,620
2,900,000	d	Snohomish County Public Utility District No 1 General System Revenue	5.250	12/01/2012	3,189,739
750,000		Washington State Public Power Supply	5.000	07/01/2013	795,788

		TOTAL WASHINGTON			9,835,570

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

WISCONSIN - 0.60%
$ 1,000,000		Kimberly Area School District	5.000	03/01/2015	$1,088,340
120,000		State of Wisconsin Clean Water Revenue	6.875	06/01/2011	136,910

		TOTAL WISCONSIN			1,225,250

		TOTAL LONG-TERM MUNICIPAL BONDS			200,991,087
		(Cost $199,659,107)

		TOTAL PORTFOLIO - 103.00%			211,851,087
		(Cost $210,519,107)

		OTHER ASSETS AND LIABILITIES, NET - (3.00%)			(6,161,675)

		NET ASSETS - 100.00%			$205,689,412

	d	All or a portion of these securities have been segregated by the
		custodian to cover securities purchased on a delayed delivery basis.
	h	These securities were purchased on a delayed delivery basis.

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005
				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

BONDS - 98.49%

CORPORATE BONDS - 31.61%

AGRICULTURAL SERVICES - 0.10%
$ 500,000	g	Yara International ASA	5.250	12/15/14	Baa2	$493,583

		TOTAL AGRICULTURAL SERVICES				493,583

ASSET BACKED - 4.21%
563,829	v	AQ Finance NIM Trust Series 2004-RN2	4.030	04/25/09	Aaa	564,093
314,552	v	AQ Finance NIM Trust Series 2004-RN3	4.010	05/25/09	Aaa	314,700
505,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	508,720
2,000,000	d	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	1,986,002
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	976,880
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	1,008,622
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	994,141
838,921		CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Baa2	849,057
781,943		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	3.988	02/15/29	Aaa	782,944
427,895		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	435,557
2,000,000		Golden Securities Corp Series 2003-A (Class A1)	3.993	12/02/13	Aaa	2,007,050
1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,033,567
631,581		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	640,354
5,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	4.450	11/25/34	Aa1	5,008,075
636,982		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	635,167
799,574		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	814,609
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.296	07/15/42	Aaa	1,006,601
838,123		Wachovia Loan Trust Series 2005-SD1 (Class A)	4.190	05/25/35	NR	837,879

		TOTAL ASSET BACKED				20,404,018

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
250,000		Home Depot, Inc	4.625	08/15/10	Aa3	249,158

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				249,158

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

BUSINESS SERVICES - 0.06%
$ 250,000		Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	$271,129

		TOTAL BUSINESS SERVICES				271,129

CHEMICALS AND ALLIED PRODUCTS - 0.36%
250,000		Genentech, Inc	4.750	07/15/15	A1	245,042
250,000		Genentech, Inc	5.250	07/15/35	A1	240,346
500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	492,536
750,000		Procter & Gamble Co (Sr Note)	4.950	08/15/14	Aa3	757,581

		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,735,505

COMMUNICATIONS - 2.62%
250,000		America Movil SA de CV (Unsecured Note)	6.375	03/01/35	A3	242,567
500,000		British Telecommunications plc	8.875	12/15/30	Baa1	679,390
750,000		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa2	887,049
250,000		Comcast Corp	5.650	06/15/35	Baa2	233,171
500,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	557,493
250,000		COX Communications, Inc	4.625	06/01/13	Baa3	236,778
500,000	g	COX Communications, Inc	5.450	12/15/14	Baa3	496,818
500,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	A3	490,834
250,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	A3	323,177
250,000		France Telecom SA	7.750	03/01/11	A3	283,677
250,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	Ba3	270,625
250,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	283,429
250,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	336,417
500,000	g	Rogers Cable, Inc (Secured Note)	6.750	03/15/15	Ba3	501,250
500,000		Rogers Wireless, Inc (Secured Note)	7.500	03/15/15	Ba3	538,750
500,000		SBC Communications, Inc	4.125	09/15/09	A2	486,877
500,000		SBC Communications, Inc	5.100	09/15/14	A2	495,459
250,000		SBC Communications, Inc	6.450	06/15/34	A2	264,400
1,250,000		Sprint Capital Corp	8.375	03/15/12	Baa2	1,470,636
500,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa2	560,907
250,000		Telecom Italia Capital SA	4.875	10/01/10	Baa2	248,393
2,000,000		Verizon New Jersey, Inc (Deb)	5.875	01/17/12	A1	2,063,069
250,000		Verizon Virginia, Inc (Deb)	4.625	03/15/13	A1	239,297
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	503,977

		TOTAL COMMUNICATIONS				12,694,440

DEPOSITORY INSTITUTIONS - 3.42%
250,000		Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	240,422
750,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	740,857
500,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	499,269
250,000		Bank One Corp (Sub Note)	5.900	11/15/11	A1	261,618

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING +	VALUE

$ 250,000	BB&T Corp (Sub Note)	6.500	08/01/11	A1	$270,225
250,000	Bank One Corp (Sub Note)	5.250	01/30/13	A1	252,588
1,000,000	Bank One NA/Chicago IL	5.500	03/26/07	Aa2	1,013,765
600,000	Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	669,917
500,000	Citigroup, Inc	4.625	08/03/10	Aa1	497,259
2,125,000	Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	2,114,658
500,000	Citigroup, Inc (Sub Note)	5.875	02/22/33	Aa2	514,493
250,000	Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	239,699
250,000	Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	247,831
500,000	JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	560,852
250,000	JPMorgan Chase & Co (Unsecured Note)	4.500	01/15/12	Aa3	243,340
550,000	M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	542,518
250,000	M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	247,954
1,000,000	Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	1,075,725
1,000,000	PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	1,009,739
500,000	Regions Financial Corp/Old (Sub Note)	6.375	05/15/12	A2	539,840
500,000	Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	513,024
500,000	US Bancorp (Sr Note)	4.500	07/29/10	Aa2	495,020
500,000	Wachovia Bank NA/Old (Sub Note)	4.800	11/01/14	Aa3	490,679
250,000	Wachovia Bank NA/Old (Sub Note)	4.875	02/01/15	Aa3	246,431
750,000	Wachovia Corp (Sub Note)	5.250	08/01/14	A1	758,508
500,000	Washington Mutual Bank	4.500	08/25/08	A2	497,350
1,250,000	Wells Fargo & Co (Sr Unsecured Note)	4.625	08/09/10	Aa1	1,243,662
500,000	Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	538,331

	TOTAL DEPOSITORY INSTITUTIONS				16,565,574

ELECTRIC, GAS, AND SANITARY SERVICES - 2.37%
208,000	d	American Electric Power Co, Inc	6.125	05/15/06	Baa2	210,022
250,000		Carolina Power & Light Co (First Mortgage Bond)	5.700	04/01/35	A3	252,898
500,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Baa3	576,230
500,000		Consolidated Edison Co of New York (Sr Note)	4.700	06/15/09	A1	500,948
250,000		Consolidated Edison Co of New York (Deb)	4.875	02/01/13	A1	250,703
250,000		Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	245,874
750,000		Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	797,098
500,000		Consumers Energy Co (First Mortgage Bond)	4.400	08/15/09	Baa3	490,862
500,000		Florida Power & Light Co (First Mortgage Bond)	4.850	02/01/13	Aa3	500,643
500,000		Florida Power Corp (First Mortgage Bond)	4.500	06/01/10	A2	493,926
500,000		FirstEnergy Corp	6.450	11/15/11	Baa3	532,432
1,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	1,002,454
500,000		KeySpan Corp	4.900	05/16/08	A3	502,082
1,000,000		Kinder Morgan Energy Partners Lp	5.125	11/15/14	Baa1	987,556
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	251,852
500,000		Northern States Power-Minnesota (First Mortgage Bond)	5.250	07/15/35	A2	484,246
250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	281,005
250,000		Pacific Gas & Electric Co (Unsecured Note)	6.050	03/01/34	Baa1	260,966
250,000	g	Pemex Project Funding Master Trust (Guarantee Note)	5.750	12/15/15	Baa1	247,735
250,000		Public Service Co of Colorado	5.500	04/01/14	A3	258,957
250,000		Southern California Edison Co (First Mortgage Bond)	5.350	07/15/35	A3	242,194
500,000		Texas Eastern Transmission Lp (Sr Note)	5.250	07/15/07	Baa2	502,702

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 250,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	$246,036
500,000		Washington Gas Light	7.310	10/30/07	A2	525,768
250,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	305,277
500,000		Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Baa3	532,200

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				11,482,666

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.31%
500,000		Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	502,592
500,000		Emerson Electric Co	5.000	12/15/14	A2	498,944
500,000		General Electric Co	5.000	02/01/13	Aaa	503,999

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,505,535

FABRICATED METAL PRODUCTS - 0.05%
250,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	243,692

		TOTAL FABRICATED METAL PRODUCTS				243,692

FOOD AND KINDRED PRODUCTS - 0.54%
250,000		Anheuser-Busch Cos, Inc (Sr Note)	6.000	04/15/11	A1	264,519
250,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	248,000
250,000	g	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	246,611
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	260,844
500,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	529,427
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	554,313
250,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	246,807
250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	245,971

		TOTAL FOOD AND KINDRED PRODUCTS				2,596,492

FOOD STORES - 0.11%
500,000	d	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	531,875

		TOTAL FOOD STORES				531,875

FURNITURE AND FIXTURES - 0.41%
500,000		Masco Corp	4.625	08/15/07	Baa1	499,079
500,000		Masco Corp	4.800	06/15/15	Baa1	484,944
1,000,000		Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	1,023,113

		TOTAL FURNITURE AND FIXTURES				2,007,136

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

GENERAL BUILDING CONTRACTORS - 0.62%
$ 500,000		Centex Corp	5.450	08/15/12	Baa2	$495,120
500,000		Centex Corp	5.250	06/15/15	Baa2	478,399
500,000		DR Horton, Inc (Guarantee Note)	5.000	01/15/09	Ba1	493,376
500,000		DR Horton, Inc (Sr Note)	5.250	02/15/15	Ba1	468,022
500,000		DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	569,012
500,000		Lennar Corp (Sr Unsecured Note)	5.600	05/31/15	Baa3	489,793

		TOTAL GENERAL BUILDING CONTRACTORS				2,993,722

GENERAL MERCHANDISE STORES - 0.25%
500,000		Target Corp	4.000	06/15/13	A2	472,671
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	242,114
500,000		Wal-Mart Stores, Inc (Sr Unsecured Note)	4.000	01/15/10	Aa2	487,243

		TOTAL GENERAL MERCHANDISE STORES				1,202,028

HEALTH SERVICES - 0.05%
250,000		Laboratory Corp of America Holdings (Sr Note)	5.500	02/01/13	Baa3	251,358

		TOTAL HEALTH SERVICES				251,358

HOLDING AND OTHER INVESTMENT OFFICES - 0.47%
250,000		Archstone-Smith Operating Trust	5.250	05/01/15	Baa1	249,470
250,000		Boston Properties Lp (Sr Note)	6.250	01/15/13	Baa2	265,610
250,000		Colonial Properties Trust	6.250	06/15/14	Baa3	257,959
250,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	250,234
500,000		iStar Financial, Inc (Sr Unsecured Note)	5.150	03/01/12	Baa3	487,622
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	246,132
500,000		Simon Property Group Lp	4.600	06/15/10	Baa1	491,835

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,248,862

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba2	246,875

		TOTAL HOTELS AND OTHER LODGING PLACES				246,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.11%
250,000		International Business Machines Corp (Deb)	6.220	08/01/27	A1	273,875
250,000		Hewlett-Packard Co	6.500	07/01/12	A3	271,565

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				545,440

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 0.10%
$ 250,000	g	Medtronic, Inc	4.750	09/15/15	A1	$246,914
250,000		Thermo Electron Corp	5.000	06/01/15	Baa1	243,849

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				490,763

INSURANCE CARRIERS - 0.91%
250,000		Allstate Corp	5.000	08/15/14	A1	248,607
500,000		American International Group, Inc	5.050	10/01/15	Aa2	497,752
500,000		International Lease Finance Corp (Unsub Note)	3.500	04/01/09	A1	477,862
500,000		Metlife, Inc (Sr Unsecured Note)	5.000	06/15/15	A2	493,247
250,000		Metlife, Inc (Sr Note)	5.700	06/15/35	A2	248,388
500,000	g	Pricoa Global Funding I	4.625	06/25/12	aa3e	490,225
1,500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A2	1,457,109
500,000		WellPoint, Inc	3.500	09/01/07	Baa1	488,507

		TOTAL INSURANCE CARRIERS				4,401,697

METAL MINING - 0.15%
250,000		Barrick Gold Corp	5.800	11/15/34	Baa1	247,933
250,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	243,649
250,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	Aa3	242,532

		TOTAL METAL MINING				734,114

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	504,706
250,000		Tyco International Group SA (Guarantee Note)	6.000	11/15/13	Baa3	263,978

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				768,684

MISCELLANEOUS RETAIL - 0.10%
500,000	g	CVS Corp	4.875	09/15/14	A3	489,242

		TOTAL MISCELLANEOUS RETAIL				489,242

MOTION PICTURES - 0.75%
250,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	261,632
250,000		News America, Inc (Guarantee Note)	7.625	11/30/28	Baa3	287,412
1,000,000		News America Holdings, Inc (Deb)	8.250	08/10/18	Baa3	1,216,925
1,250,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	1,365,543
500,000		Walt Disney Co	5.500	12/29/06	Baa1	504,848

		TOTAL MOTION PICTURES				3,636,360

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

NONDEPOSITORY INSTITUTIONS - 2.61%
$ 500,000		American Honda Finance Corp	4.500	05/26/09	A1	$497,157
500,000		Capital One Financial Corp	5.500	06/01/15	Baa3	503,385
500,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	494,953
500,000		CIT Group, Inc (Sr Note)	4.750	08/15/08	A2	500,557
250,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	A2	248,525
250,000		Countrywide Home Loans, Inc (Guarantee Note)	4.000	03/22/11	A3	237,326
500,000		Ford Motor Credit Co	5.700	01/15/10	Baa3	456,480
500,000		Ford Motor Credit Co	7.375	02/01/11	Baa3	479,580
500,000		General Electric Capital Corp	3.250	06/15/09	Aaa	476,535
500,000		General Electric Capital Corp	3.500	05/01/08	Aaa	487,135
1,000,000		General Electric Capital Corp	4.375	11/21/11	Aaa	977,706
1,750,000		General Electric Capital Corp	5.875	02/15/12	Aaa	1,851,339
250,000		HSBC Bank USA NA/New York NY (Sub Note)	5.625	08/15/35	Aa3	245,725
250,000		HSBC Capital Funding Lp/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A1	239,159
500,000		HSBC Finance Corp (Unsecured Note)	4.125	11/16/09	A1	486,720
500,000		HSBC Finance Corp (Unsecured Note)	4.750	04/15/10	A1	497,537
500,000		HSBC Finance Corp	4.750	05/15/09	A1	499,287
750,000		HSBC Finance Corp	4.750	07/15/13	A1	732,872
250,000		HSBC Finance Corp	5.000	06/30/15	A1	245,857
500,000		HSBC Finance Corp (Unsecured Note)	5.250	04/15/15	A1	501,555
250,000		John Deere Capital Corp (Sr Note)	4.500	08/25/08	A3	248,809
250,000		MBNA America Bank NA	5.375	01/15/08	Baa1	253,841
500,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	518,490
250,000		Popular North America, Inc (Sr Note)	3.875	10/01/08	A3	242,957
250,000	g	Rabobank Capital Funding Trust (Sub Note)	5.254	12/31/49	Aa2	249,079
250,000		SLM Corp	4.000	01/15/09	A2	244,665
250,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	238,618

		TOTAL NONDEPOSITORY INSTITUTIONS				12,655,849

OIL AND GAS EXTRACTION - 1.92%
500,000		Burlington Resources Finance Co (Guarantee Note)	6.400	08/15/11	Baa1	533,972
3,000,000	v	Cal Dive International, Inc	4.930	02/01/27	NR	3,000,000
250,000		Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	248,418
1,000,000	g	Chesapeake Energy Corp (Sr Unsecured Note)	6.500	08/15/17	Ba2	1,017,500
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	491,732
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	270,029
250,000		Enterprise Products Operating Lp (Sr Note)	4.000	10/15/07	Baa3	244,847
250,000		Enterprise Products Operating Lp (Sr Note)	5.600	10/15/14	Baa3	248,630
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	254,031
250,000		Nexen, Inc	5.050	11/20/13	Baa2	249,194
750,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	743,114
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	496,118
250,000		PC Financial Partnership	5.000	11/15/14	Baa2	246,427
500,000		Petro-Canada	5.950	05/15/35	Baa2	500,312
500,000	g	Plains All American Pipeline Lp/PAA Finance Corp	4.750	08/15/09	Baa3	492,832
250,000		XTO Energy, Inc (Sr Unsecured Note)	5.300	06/30/15	Baa3	250,170

		TOTAL OIL AND GAS EXTRACTION				9,287,326

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

OTHER MORTGAGE BACKED SECURITIES - 4.11%
$ 3,000,000	d	Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	NR	$3,030,144
1,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	NR	1,002,717
3,000,000		Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	2,993,268
1,468,000		Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500	05/25/33	NR	1,465,465
2,000,000	h	Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	NR	1,978,750
500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	495,550
993,399		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	992,185
2,236,953		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	NR	2,258,017
1,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,011,589
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,017,590
700,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	691,266
1,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	NR	994,759
1,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	NR	1,014,501
1,000,000		Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	A	986,734

		TOTAL OTHER MORTGAGE BACKED SECURITIES				19,932,535

PAPER AND ALLIED PRODUCTS - 0.74%
500,000		Bemis Co (Sr Sub Note)	4.875	04/01/12	Baa1	491,730
250,000		International Paper Co	3.800	04/01/08	Baa2	242,597
500,000		International Paper Co	5.850	10/30/12	Baa2	513,722
2,000,000		Kimberly-Clark Corp	7.100	08/01/07	Aa2	2,084,546
250,000	g	Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	254,292

		TOTAL PAPER AND ALLIED PRODUCTS				3,586,887

PETROLEUM AND COAL PRODUCTS - 0.42%
500,000		Enterprise Products Operating Lp (Sr Note)	4.950	06/01/10	Baa3	490,914
250,000		Enterprise Products Operating Lp (Guarantee Note)	5.000	03/01/15	Baa3	237,407
1,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	1,085,967
250,000	g	PTT PCL	5.875	08/03/35	A2	240,006

		TOTAL PETROLEUM AND COAL PRODUCTS				2,054,294

PIPELINES, EXCEPT NATURAL GAS - 0.05%
250,000		Enbridge Energy Partners Lp (Sr Note)	4.000	01/15/09	Baa2	241,970

TOTAL PIPELINES, EXCEPT NATURAL GAS	241,970

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING +	VALUE

PRIMARY METAL INDUSTRIES - 0.21%
$ 500,000	Alcan, Inc	5.000	06/01/15	Baa1	$491,401
250,000	Alcan, Inc	6.125	12/15/33	Baa1	258,888
250,000	Alcoa, Inc	6.500	06/01/11	A2	269,266

	TOTAL PRIMARY METAL INDUSTRIES				1,019,555

RAILROAD TRANSPORTATION - 0.30%
250,000	Burlington Northern Santa Fe Corp	5.900	07/01/12	Baa2	263,936
500,000	Canadian National Railway Co	4.400	03/15/13	Baa1	483,382
174,000	Norfolk Southern Corp (Sr Note)	7.350	05/15/07	Baa1	180,826
500,000	Union Pacific Corp	6.500	04/15/12	Baa2	541,152

	TOTAL RAILROAD TRANSPORTATION				1,469,296

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000	Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	251,224

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				251,224

SECURITY AND COMMODITY BROKERS - 1.41%
250,000	Bear Stearns Cos, Inc	5.700	11/15/14	A1	261,041
500,000	Credit Suisse First Boston USA, Inc	4.875	08/15/10	Aa3	500,473
500,000	Franklin Resources, Inc	3.700	04/15/08	A2	487,503
500,000	Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	521,068
250,000	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	246,327
250,000	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	255,597
1,250,000	Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	1,234,058
750,000	Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	817,698
250,000	Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	249,218
250,000	Merrill Lynch & Co, Inc (Sr Unsub Note)	5.000	02/03/14	Aa3	249,344
500,000	Morgan Stanley	3.625	04/01/08	Aa3	487,965
250,000	Morgan Stanley	4.000	01/15/10	Aa3	241,922
1,250,000	Morgan Stanley	5.300	03/01/13	Aa3	1,266,151

	TOTAL SECURITY AND COMMODITY BROKERS				6,818,365

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
250,000	CRH America, Inc (Guarantee Note)	6.400	10/15/33	Baa1	275,658

	TOTAL STONE, CLAY, AND GLASS PRODUCTS				275,658

TOBACCO PRODUCTS - 0.05%
250,000	RJ Reynolds Tobacco Holdings, Inc/OLD (Guarantee Note)	6.500	06/01/07	Ba2	253,750

	TOTAL TOBACCO PRODUCTS				253,750

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

TRANSPORTATION EQUIPMENT - 1.10%
$ 500,000		DaimlerChrysler NA Holding Corp	4.875	06/15/10	A3	$490,358
250,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	6.500	11/15/13	A3	264,037
500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	604,327
500,000		Ford Motor Co	7.450	07/16/31	Ba1	390,000
250,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	240,061
500,000		Harsco Corp (Sr Note)	5.125	09/15/13	A3	501,506
500,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	691,132
250,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	321,712
1,000,000		United Technologies Corp	6.350	03/01/11	A2	1,074,435
250,000		United Technologies Corp (Sr Note)	5.400	05/01/35	A2	249,440
500,000		United Technologies Corp (Unsub Note)	4.875	11/01/06	A2	501,983

		TOTAL TRANSPORTATION EQUIPMENT				5,328,991

WHOLESALE TRADE-DURABLE GOODS - 0.05%
250,000		Johnson & Johnson (Deb)	3.800	05/15/13	Aaa	236,053

		TOTAL WHOLESALE TRADE-DURABLE GOODS				236,053

WHOLESALE TRADE-NONDURABLE GOODS - 0.20%
500,000		Safeway, Inc (Sr Unsecured Note)	4.125	11/01/08	Baa2	486,348
500,000		Sysco Corp (Sr Note)	5.375	09/21/35	A1	497,784

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				984,132

		TOTAL CORPORATE BONDS				153,185,833

		(Cost $152,666,370)

GOVERNMENT BONDS - 66.88%

AGENCY SECURITIES - 28.50%
10,000,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	9,812,026
5,000,000	d	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	4,854,203
1,000,000		Federal Farm Credit Bank (FFCB)	4.875	07/20/23	Aaa	986,117
7,500,000		Federal Home Loan Bank (FHLB)	4.570	10/17/08	Aaa	7,468,802
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	5,958,944
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.550	11/15/07	Aaa	2,932,696
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	2,935,401
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	05/13/08	Aaa	1,926,851
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,947,098
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	09/15/08	Aaa	1,495,084
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	6,596,201
2,990,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	3,149,179
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	3,061,899
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	Aaa	488,755
2,908,276		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	NR	2,959,354
8,000,000	d	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	7,850,754

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 3,000,000		Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	$2,977,302
3,000,000		Federal National Mortgage Association (FNMA)	2.600	04/28/09	Aaa	2,972,256
3,000,000		Federal National Mortgage Association (FNMA)	6.375	06/15/09	AAA	3,190,456
9,800,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	10,868,300
2,000,000		Federal National Mortgage Association (FNMA)	6.625	11/15/10	Aaa	2,187,689
2,500,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	2,417,992
6,000,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	6,140,423
500,000		Federal National Mortgage Association (FNMA)	2.000	08/17/12	Aaa	422,711
3,415,388		Federal National Mortgage Association (FNMA)	4.759	02/01/14	NR	3,405,620
1,903,794		Federal National Mortgage Association (FNMA)	4.500	04/01/19	NR	1,865,595
5,334,919		Federal National Mortgage Association (FNMA)	5.500	04/01/35	NR	5,334,253
5,856,721		Federal National Mortgage Association (FNMA)	5.500	05/01/35	NR	5,855,989
4,864,081		Federal National Mortgage Association (FNMA)	5.500	05/01/35	NR	4,863,474
7,726,072		Federal National Mortgage Association (FNMA)	6.000	08/01/35	NR	7,856,937
1,000,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	1,193,685
3,562,245		Government National Mortgage Association (GNMA)	5.000	09/15/33	NR	3,530,699
8,514,000		Housing Urban Development	4.790	08/01/11	NR	8,606,930

		TOTAL AGENCY SECURITIES				138,113,675

FOREIGN GOVERNMENT BONDS - 2.81%
500,000		Brazilian Government International Bond	10.500	07/14/14	B1	605,250
1,000,000		Canada Government International Bond	6.750	08/28/06	Aaa	1,021,734
250,000		Chile Government International Bond	5.500	01/15/13	Baa1	260,810
500,000	h,v	China Development Bank	5.000	10/15/15	A2	497,900
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	493,169
250,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	245,799
500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	490,808
250,000		Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaa	241,863
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	494,471
500,000		International Finance Corp (Unsub Note)	3.750	06/30/09	Aaa	490,109
500,000		Italy Government International Bond	4.500	01/21/15	NR	488,526
250,000		Korea Development Bank	5.750	09/10/13	A3	261,730
250,000		Mexico Government International Bond	6.375	01/16/13	Baa1	266,250
879,000		Mexico Government International Bond	5.875	01/15/14	Baa1	908,886
500,000	d	Mexico Government International Bond	6.750	09/27/34	Baa1	532,500
500,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	499,348
500,000		Province of Ontario	4.500	02/03/15	Aa2	492,931
2,500,000		Province of Ontario (Unsecured Note)	2.650	12/15/06	Aa2	2,450,167
500,000		Province of Quebec Canada	4.600	05/26/15	A1	491,638
1,000,000		Province of Quebec Canada (Deb)	7.500	09/15/29	A1	1,325,512
500,000		Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa2	588,563
250,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	235,567
250,000		Turkey Government International Bond	7.375	02/05/25	B1	249,687

		TOTAL FOREIGN GOVERNMENT BONDS				13,633,218

MORTGAGE BACKED SECURITIES - 26.94%
1,267,466		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		1,273,072
805,351		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		816,571

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 3,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/14/05		$2,931,564
103,491		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		108,063
214,952		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		221,944
628,146		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		626,938
1,262,419	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		1,259,989
3,048,661		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		2,990,603
1,892,261		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		1,920,429
147,221		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		154,289
438,877	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		452,854
61,137		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		65,222
1,251,860		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,273,837
5,298,557		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		5,305,144
7,751,477		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	01/01/34		7,604,393
939,845		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		940,397
881,770		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	03/01/35		839,780
2,263,430		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	03/01/35		2,264,562
3,006,592		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35		3,008,096
1,672,161		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35		1,672,998
3,000,000	h	Federal National Mortgage Association (FNMA)	6.000	10/13/05		3,049,686
6,000,000	h	Federal National Mortgage Association (FNMA)	4.000	10/18/05		5,771,250
2,000,000	h	Federal National Mortgage Association (FNMA)	4.500	10/18/05		1,958,124
10,000,000	h	Federal National Mortgage Association (FNMA)	5.500	10/18/05		10,143,750
1,469,752		Federal National Mortgage Association (FNMA)	6.294	12/01/08		1,503,345
155,295		Federal National Mortgage Association (FNMA)	6.000	12/01/08		158,665
2,966,257		Federal National Mortgage Association (FNMA)	4.640	11/01/14		2,922,315
491,165		Federal National Mortgage Association (FNMA)	4.560	01/01/15		482,953
447,951	d	Federal National Mortgage Association (FNMA)	6.500	10/01/16		463,355
180,307		Federal National Mortgage Association (FNMA)	6.500	11/01/16		186,507
546,609		Federal National Mortgage Association (FNMA)	6.000	11/01/17		562,353
421,002		Federal National Mortgage Association (FNMA)	6.000	01/01/18		433,129
455,220		Federal National Mortgage Association (FNMA)	6.000	02/01/18		468,339
383,577		Federal National Mortgage Association (FNMA)	6.500	02/01/18		396,785
628,577		Federal National Mortgage Association (FNMA)	5.500	04/01/18		637,925
225,580		Federal National Mortgage Association (FNMA)	5.500	05/01/18		228,935
321,109	d	Federal National Mortgage Association (FNMA)	6.000	01/01/19		329,216
77,647		Federal National Mortgage Association (FNMA)	8.000	03/01/23		83,281
1,092,255		Federal National Mortgage Association (FNMA)	5.500	02/01/24		1,099,310
2,477,536		Federal National Mortgage Association (FNMA)	5.500	07/01/24		2,492,417
41,532		Federal National Mortgage Association (FNMA)	9.000	11/01/25		45,625
13,409		Federal National Mortgage Association (FNMA)	9.000	10/01/26		14,755
41,316		Federal National Mortgage Association (FNMA)	7.500	01/01/29		43,841
4,079,870		Federal National Mortgage Association (FNMA)	6.500	04/01/32		4,203,756
638,191	d	Federal National Mortgage Association (FNMA)	7.000	07/01/32		668,036
2,815,783		Federal National Mortgage Association (FNMA)	5.000	01/01/33		2,763,785
258,191		Federal National Mortgage Association (FNMA)	5.000	02/01/33		253,351
3,041,884		Federal National Mortgage Association (FNMA)	5.500	04/01/33		3,043,296
1,865,895		Federal National Mortgage Association (FNMA)	5.500	06/01/33		1,866,761
1,313,896		Federal National Mortgage Association (FNMA)	5.500	07/01/33		1,314,506
1,669,592		Federal National Mortgage Association (FNMA)	4.500	08/01/33		1,595,012
1,207,332		Federal National Mortgage Association (FNMA)	5.000	08/01/33		1,184,698
1,697,433		Federal National Mortgage Association (FNMA)	4.500	10/01/33		1,621,609
807,984		Federal National Mortgage Association (FNMA)	5.000	10/01/33		792,836
651,413		Federal National Mortgage Association (FNMA)	5.500	10/01/33		651,715

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING +	VALUE

$ 768,609		Federal National Mortgage Association (FNMA)	5.000	10/01/33		$754,200
1,570,086		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,540,651
3,981,199		Federal National Mortgage Association (FNMA)	5.000	11/01/33		3,906,560
1,641,623		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,610,847
565,063		Federal National Mortgage Association (FNMA)	5.500	11/01/33		565,325
731,391		Federal National Mortgage Association (FNMA)	5.500	12/01/33		731,731
759,121		Federal National Mortgage Association (FNMA)	5.500	12/01/33		759,474
1,310,925		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,311,534
832,716		Federal National Mortgage Association (FNMA)	5.500	01/01/34		833,103
315,429		Federal National Mortgage Association (FNMA)	5.000	03/01/34		309,516
387,548		Federal National Mortgage Association (FNMA)	5.000	03/01/34		380,283
1,572,318		Federal National Mortgage Association (FNMA)	5.000	03/01/34		1,542,841
386,940		Federal National Mortgage Association (FNMA)	5.000	03/01/34		379,686
3,738,267		Federal National Mortgage Association (FNMA)	4.350	03/25/34		3,620,837
2,467,486		Federal National Mortgage Association (FNMA)	5.000	04/01/34		2,418,909
3,984,990		Federal National Mortgage Association (FNMA)	6.500	09/01/34		4,101,846
961,524		Federal National Mortgage Association (FNMA)	5.500	01/01/35		961,593
2,912,551		Federal National Mortgage Association (FNMA)	5.000	02/25/35		2,907,254
3,818,378		Federal National Mortgage Association (FNMA)	6.000	05/01/35		3,883,054
299,128	h	Federal National Mortgage Association (FNMA)	7.500	06/01/35		316,552
1,114,220		Federal National Mortgage Association (FNMA)	6.000	07/01/35		1,133,093
5,000,000	h	Government National Mortgage Association (GNMA)	5.500	10/20/05		5,045,310
127,692		Government National Mortgage Association (GNMA)	6.500	09/15/23		133,212
80,125		Government National Mortgage Association (GNMA)	7.500	11/15/23		85,630
17,533		Government National Mortgage Association (GNMA)	7.500	08/15/28		18,637
116,306		Government National Mortgage Association (GNMA)	6.500	12/15/28		121,285
220,198		Government National Mortgage Association (GNMA)	6.500	03/15/29		229,482
108,750		Government National Mortgage Association (GNMA)	8.500	10/20/30		117,707
32,829		Government National Mortgage Association (GNMA)	7.000	06/20/31		34,364
693,142	h	Government National Mortgage Association (GNMA)	5.500	11/20/33		698,873
951,053		Government National Mortgage Association (GNMA)	5.500	03/20/35		958,632

		TOTAL MORTGAGE BACKED SECURITIES				130,577,988

U.S. TREASURY SECURITIES - 8.63%
240,000		United States Treasury Bond		4.250	08/15/15	238,500
21,425,000	d	United States Treasury Bond		8.000	11/15/21	29,665,697
3,410,000		United States Treasury Bond		5.375	02/15/31	3,822,405
1,191,280		United States Treasury Inflation Indexed Bond		3.875	01/15/09	1,293,099
500,000		United States Treasury Note		3.000	11/15/07	488,335
1,270,000		United States Treasury Note		3.375	02/15/08	1,247,153
450,000		United States Treasury Note		3.750	05/15/08	445,216
200,000		United States Treasury Note		4.125	08/15/08	199,718
2,050,000	d	United States Treasury Note		6.000	08/15/09	2,180,257
250,000		United States Treasury Note		5.750	08/15/10	266,678
2,000,000		United States Treasury Note		3.875	09/15/10	1,971,880

		TOTAL U.S. TREASURY SECURITIES				41,818,938

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
			RATE	DATE	VALUE

		TOTAL GOVERNMENT BONDS			$324,143,819
		(Cost $325,298,972)

		TOTAL BONDS			477,329,652
		(Cost $477,965,342)

SHARES/ PRINCIPAL

TIAA-CREF MUTUAL FUNDS - 0.72%
379,180		TIAA-CREF High-Yield Bond Fund			3,473,294

		TOTAL TIAA-CREF MUTUAL FUNDS			3,473,294
		(Cost $3,563,919)

SHORT-TERM INVESTMENTS - 6.79%

COMMERICAL PAPER - 5.38%
5,000,000	c	Ciesco Lp	3.670	11/07/05	4,981,450
5,000,000	c	Edison Asset Securitization, LLC	3.670	11/08/05	4,980,850
1,135,000	c	Grampian Funding LLC	3.440	10/05/05	1,134,762
5,000,000		Rabobank USA Finance Corp	3.870	10/03/05	4,998,387
5,000,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	5,000,000
5,000,000	c	Ventures Business Trust	3.870	10/03/05	4,998,388

		TOTAL COMMERICAL PAPER			26,093,837

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.41%
6,845,000		Federal Home Loan Mortgage Corp (FHLMC)	3.580	10/18/05	6,834,732

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			6,834,732

		TOTAL SHORT-TERM INVESTMENTS			32,928,569

		(Cost $32,926,365)

		TOTAL PORTFOLIO - 106.00%			513,731,515
		(Cost $514,455,626)

		OTHER ASSETS & LIABILITIES, NET - (6.00)%			(29,066,399)

		NET ASSETS - 100.00%			$484,665,116

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2005, the value of these securities amounted to $6,475,014 or 1.34% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited).

For ease of presentation,we have grouped a number of industry classification categories together in the
Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2005

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.26%

CERTIFICATES OF DEPOSIT - 11.36%
$ 5,000,000		ABN Amro Bank N.V.	3.650	10/21/05	$5,000,028
3,000,000		ABN Amro Bank N.V.	3.830	11/28/05	3,000,048
1,715,000		Canadian Imperial Bank of Commerce	3.540	10/17/05	1,715,000
5,000,000		National City Corp	3.540	10/18/05	4,999,977
3,000,000		PNC Bank, NA	3.610	12/30/05	3,000,072
4,990,000		Rabobank	3.880	12/02/05	4,990,000
5,000,000		Regions Bank (Alabama)	3.710	11/08/05	5,000,000
2,000,000		Royal Bank of Canada	3.796	11/29/05	2,000,036
8,000,000		Royal Bank of Canada	3.660	11/08/05	8,000,084
3,000,000		Royal Bank of Canada	3.925	12/27/05	3,000,108
5,000,000		Societe Generale	3.860	12/27/05	5,000,000
5,000,000		Toronto Dominion Bank	3.460	11/28/05	5,000,000
3,765,000		Toronto Dominion Bank	4.000	02/27/06	3,765,000
9,000,000		Wells Fargo	3.750	10/31/05	8,999,927
3,765,000		Wells Fargo	3.650	10/14/05	3,765,000
1,890,000		Wells Fargo	3.690	10/24/05	1,890,000

		TOTAL CERTIFICATES OF DEPOSIT			69,125,280

COMMERICAL PAPER - 85.29%
5,000,000		ABN Amro North America Finance, Inc	3.525	10/20/05	4,990,698
3,349,000		American Honda Finance Corp	3.560	10/04/05	3,348,006
2,775,000		American Honda Finance Corp	3.640	10/18/05	2,770,221
8,385,000		American Honda Finance Corp	3.590	10/19/05	8,369,949
3,205,000		American Honda Finance Corp	3.680	10/28/05	3,196,154
3,780,000		Barclays U.S. Funding Corp	3.500	10/03/05	3,779,263
1,500,000		Barclays U.S. Funding Corp	3.670	10/19/05	1,497,248
1,440,000		Barclays U.S. Funding Corp	3.850	12/14/05	1,428,604
3,300,000		Barclays U.S. Funding Corp	3.700	12/27/05	3,270,493
1,365,000	c	Beta Finance, Inc	3.570	10/21/05	1,362,232
5,000,000	c	Beta Finance, Inc	3.680	11/07/05	4,981,089
5,000,000	c	Beta Finance, Inc	3.740	11/23/05	4,972,469
4,490,000		Canadian Imperial Holding, Inc	3.785	11/21/05	4,465,924
5,875,000		Canadian Wheat Board (The)	3.520	10/06/05	5,872,063
2,000,000	c	CC (USA), Inc	3.435	10/03/05	1,999,618
6,306,000	c	CC (USA), Inc	3.635	10/17/05	6,295,615
2,000,000	c	CC (USA), Inc	3.670	11/03/05	1,993,253
1,900,000	c	CC (USA), Inc	3.750	11/18/05	1,890,500
2,665,000	c	CC (USA), Inc	3.830	01/13/06	2,635,513
2,700,000	c	CC (USA), Inc	3.890	01/20/06	2,667,739
1,000,000	c	CC (USA), Inc	3.890	02/15/06	985,196
2,525,000	c	Ciesco Lp	3.670	10/20/05	2,520,109
10,000,000	c	Ciesco Lp	3.670	11/07/05	9,962,281
3,000,000	c	Ciesco Lp	3.800	11/10/05	2,987,333
1,125,000	c	Ciesco Lp	3.730	11/15/05	1,119,755
8,700,000		Citigroup Funding, Inc	3.670	10/24/05	8,679,601
5,500,000		Citigroup Funding, Inc	3.730	10/28/05	5,484,614
6,200,000		Citigroup Funding, Inc	3.700	11/14/05	6,171,962
1,450,000	c	Corporate Asset Funding Corp, Inc	3.600	10/12/05	1,448,396

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 10,660,000	c	Corporate Asset Funding Corp, Inc	3.620	10/13/05	$10,647,120
5,000,000	c	Corporate Asset Funding Corp, Inc	3.640	10/27/05	4,986,856
2,900,000	c	Corporate Asset Funding Corp, Inc	3.800	11/14/05	2,886,567
4,500,000	c	Dorada Finance, Inc	3.720	10/14/05	4,494,313
2,980,000	c	Dorada Finance, Inc	3.700	11/10/05	2,967,583
6,810,000	c	Dorada Finance, Inc	3.740	11/22/05	6,773,211
2,000,000	c	Dorada Finance, Inc	3.410	11/23/05	1,989,959
2,000,000	c	Dorada Finance, Inc	3.900	01/23/06	1,975,300
4,000,000	c	Dorada Finance, Inc	3.980	01/30/06	3,946,491
2,600,000	c	Edison Asset Securitization, LLC	3.520	10/11/05	2,597,458
1,027,000	c	Edison Asset Securitization, LLC	3.640	10/17/05	1,025,366
2,540,000	c	Edison Asset Securitization, LLC	3.670	11/08/05	2,530,160
2,000,000	c	Edison Asset Securitization, LLC	3.710	11/17/05	1,990,313
3,000,000	c	Edison Asset Securitization, LLC	3.720	01/04/06	2,970,550
5,000,000		Fcar Owner Trust I	3.610	10/06/05	4,997,493
3,500,000		Fcar Owner Trust I	3.600	10/17/05	3,494,400
5,000,000		Fcar Owner Trust I	3.680	11/09/05	4,980,067
3,390,000		Fcar Owner Trust I	3.730	11/15/05	3,374,194
5,000,000		Fcar Owner Trust I	3.730	11/16/05	4,976,169
1,440,000	c	Gannett Co, Inc	3.770	10/19/05	1,437,286
5,200,000		Gannett Co, Inc	3.750	11/02/05	5,182,667
2,500,000		General Electric Capital Corp	3.280	10/11/05	2,497,722
7,000,000		General Electric Capital Corp	3.660	10/14/05	6,990,748
2,000,000		General Electric Capital Corp	3.680	10/18/05	1,996,524
6,000,000		General Electric Capital Corp	3.630	10/21/05	5,987,900
4,660,000		General Electric Capital Corp	3.780	11/04/05	4,643,364
525,000		General Electric Capital Corp	3.940	01/26/06	518,277
6,755,000	c	Govco, Inc	3.500	10/12/05	6,747,787
7,810,000	c	Govco, Inc	3.570	10/25/05	7,791,412
3,875,000	c	Govco, Inc	3.660	11/09/05	3,859,636
1,800,000	c	Govco, Inc	3.790	12/12/05	1,786,356
1,915,000	c	Govco, Inc	3.530	12/15/05	1,900,917
5,000,000	c	Grampian Funding LLC	3.470	10/07/05	4,997,108
5,500,000	c	Grampian Funding LLC	3.580	10/28/05	5,484,719
1,000,000	c	Grampian Funding LLC	3.870	11/22/05	994,410
5,000,000	c	Grampian Funding LLC	3.740	01/09/06	4,948,056
4,780,000		Greenwich Capital Holdings, Inc	3.700	11/07/05	4,761,823
1,000,000	c	Greyhawk Funding LLC	3.740	11/16/05	995,093
2,500,000	c	Harley-Davidson Funding Corp	3.750	10/26/05	2,493,722
7,000,000	c	Harrier Finance Funding LLC	3.700	11/01/05	6,977,646
2,215,000	c	Harrier Finance Funding LLC	3.770	11/22/05	2,202,938
5,000,000	c	Harrier Finance Funding LLC	3.910	12/28/05	4,952,211
2,200,000	c	Harrier Finance Funding LLC	3.930	01/25/06	2,172,586
3,000,000	c	Harrier Finance Funding LLC	3.880	03/01/06	2,951,177
1,100,000		HBOS Treasury Services plc	3.660	10/18/05	1,098,099
1,000,000		HBOS Treasury Services plc	3.750	11/14/05	995,417
5,000,000		HBOS Treasury Services plc	3.730	11/18/05	4,975,681
1,290,000		HBOS Treasury Services plc	3.930	12/09/05	1,280,283
5,000,000		HBOS Treasury Services plc	3.760	12/15/05	4,961,154
11,345,000		HSBC Finance Corp	3.760	11/30/05	11,273,905
5,220,000	c	IBM Capital, Inc	3.480	10/05/05	5,217,982
3,740,000	c	Kimberley-Clark Worldwide, Inc	3.590	10/12/05	3,735,897

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 4,493,000	c	Kitty Hawk Funding Corp	3.620	10/03/05	$4,492,096
5,000,000	c	Kitty Hawk Funding Corp	3.750	10/20/05	4,990,104
4,956,000	c	Kitty Hawk Funding Corp	3.775	10/24/05	4,944,110
6,000,000	c	Kitty Hawk Funding Corp	3.750	11/10/05	5,975,000
5,000,000	c	Links Finance LLC	3.760	11/09/05	4,979,633
5,000,000	c	Links Finance LLC	3.740	11/22/05	4,972,989
5,000,000	c	Links Finance LLC	3.740	12/08/05	4,964,678
1,841,000		Paccar Financial Corp	3.490	10/11/05	1,839,215
10,390,000		Paccar Financial Corp	3.640	11/03/05	10,355,332
2,745,000		Paccar Financial Corp	3.670	11/10/05	2,733,837
1,600,000		Paccar Financial Corp	3.700	11/17/05	1,592,208
2,270,000	c	Park Avenue Receivables Corp	3.740	10/19/05	2,265,755
5,021,000	c	Park Avenue Receivables Corp	3.780	10/24/05	5,008,900
5,000,000	c	Park Avenue Receivables Corp	3.750	10/25/05	4,987,500
5,270,000	c	Park Avenue Receivables Corp	3.830	11/21/05	5,241,406
1,775,000	c	Pepsico, Inc	3.730	10/27/05	1,770,218
1,350,000		PNC Bank, NA	3.600	12/27/05	1,338,255
5,900,000	c	Preferred Receivables Funding	3.750	10/26/05	5,884,679
3,430,000	c	Private Export Funding Corp	3.270	10/06/05	3,428,442
5,000,000	c	Private Export Funding Corp	3.280	10/11/05	4,995,444
5,000,000	c	Private Export Funding Corp	3.725	12/06/05	4,965,854
5,000,000		Procter & Gamble Co	3.730	11/01/05	4,984,329
9,200,000	c	Procter & Gamble Co	3.665	11/15/05	9,157,853
925,000		Rabobank USA Finance Corp	3.650	11/08/05	921,436
2,975,000		Rabobank USA Finance Corp	3.640	11/28/05	2,957,026
2,370,000		Rabobank USA Finance Corp	3.900	12/23/05	2,348,936
2,030,000	c	Ranger Funding Co LLC	3.450	10/03/05	2,029,595
1,000,000	c	Ranger Funding Co LLC	3.640	10/12/05	998,900
1,140,000	c	Ranger Funding Co LLC	3.750	10/17/05	1,138,100
2,000,000	c	Ranger Funding Co LLC	3.750	10/24/05	1,995,208
5,000,000	c	Ranger Funding Co LLC	3.770	10/27/05	4,986,386
3,870,000	c	Ranger Funding Co LLC	3.800	11/03/05	3,856,520
1,900,000		Royal Bank of Scotland plc	3.680	11/16/05	1,890,896
5,015,000	c	Scaldis Capital LLC	3.730	10/05/05	5,013,068
2,200,000	c	Scaldis Capital LLC	3.650	11/02/05	2,192,862
3,143,000	c	Sherwin-Williams Co	3.760	12/05/05	3,121,735
1,000,000	c	Sigma Finance, Inc	3.780	11/04/05	996,430
1,000,000	c	Sigma Finance, Inc	3.680	11/10/05	995,932
6,725,000	c	Sigma Finance, Inc	3.750	11/28/05	6,684,370
2,000,000	c	Sigma Finance, Inc	3.940	03/01/06	1,966,948
3,000,000		Societe Generale North America, Inc	3.730	11/15/05	2,986,013
1,800,000		Societe Generale North America, Inc	3.680	12/02/05	1,788,468
1,025,000		Societe Generale North America, Inc	3.760	12/14/05	1,017,078
3,300,000		Societe Generale North America, Inc	3.780	12/19/05	3,272,627
1,800,000		Swedish Export Credit Corp	3.800	10/06/05	1,799,050
2,030,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	2,029,621
2,206,000		UBS Finance, (Delaware), Inc	3.770	11/03/05	2,198,376
1,500,000		UBS Finance, (Delaware), Inc	3.710	11/23/05	1,491,807
8,286,000		UBS Finance, (Delaware), Inc	3.780	12/01/05	8,232,369
2,100,000		UBS Finance, (Delaware), Inc	3.860	12/07/05	2,084,953
2,800,000		UBS Finance, (Delaware), Inc	3.810	12/09/05	2,779,553
5,000,000	c	Variable Funding Capital Corp	3.750	10/21/05	4,989,583
5,000,000	c	Variable Funding Capital Corp	3.760	11/04/05	4,982,244

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 10,000,000	c	Yorktown Capital, LLC	3.600	10/12/05	$9,988,985
3,000,000	c	Yorktown Capital, LLC	3.515	10/17/05	2,995,313
1,093,000	c	Yorktown Capital, LLC	3.330	11/10/05	1,088,847
1,500,000	c	Yorktown Capital, LLC	3.770	11/29/05	1,490,732

		TOTAL COMMERICAL PAPER			518,737,775

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.97%
100,000		Federal Home Loan Bank (FHLB)	3.590	12/02/05	99,411
670,000		Federal Home Loan Bank (FHLB)	3.700	12/21/05	664,422
2,150,000		Federal Home Loan Mortgage Corp (FHLMC)	3.210	10/04/05	2,149,420
1,075,000		Federal Home Loan Mortgage Corp (FHLMC)	3.580	10/18/05	1,073,548
1,010,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	11/16/05	1,005,806
427,000		Federal Home Loan Mortgage Corp (FHLMC)	3.310	12/15/05	423,842
299,000		Federal Home Loan Mortgage Corp (FHLMC)	3.600	01/03/06	296,191
945,000		Federal Home Loan Mortgage Corp (FHLMC)	3.890	03/15/06	928,108
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.900	03/17/06	981,908
600,000		Federal National Mortgage Association (FNMA)	3.400	10/05/05	599,785
200,000		Federal National Mortgage Association (FNMA)	3.570	10/17/05	199,711
140,000		Federal National Mortgage Association (FNMA)	3.590	11/04/05	139,556
2,000,000		Federal National Mortgage Association (FNMA)	3.445	12/09/05	1,986,869
400,000		Federal National Mortgage Association (FNMA)	3.550	12/14/05	397,081
740,000		Federal National Mortgage Association (FNMA)	3.720	12/19/05	734,495
285,000		Federal National Mortgage Association (FNMA)	3.910	03/31/06	279,397

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			11,959,550

VARIABLE NOTES - 1.64%
5,000,000		Barclays Bank plc (NY)	3.781	08/30/06	4,999,100
5,000,000		US Bank NA	3.761	12/05/05	5,000,415

		TOTAL VARIABLE NOTES			9,999,515

		TOTAL SHORT-TERM INVESTMENTS - 100.26%			609,822,120
		(Cost $609,822,120)

		TOTAL PORTFOLIO - 100.26%			609,822,120
		(Cost $609,822,120)

		OTHER ASSETS & LIABILITIES, NET - (0.26)%			(1,606,582)

		NET ASSETS - 100.00%			$608,215,538

	c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of
		1933, as amended.

		For ease of presentation, we have grouped a number of industry classifications catergories together in the Statement of Investments. Note that the Funds use more specific industry catergories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date:	November 29, 2005	By:	/s/	Bertram L. Scott
Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 29, 2005	By:	/s/	Bertram L. Scott
Bertram L. Scott
Executive Vice President
(principal executive officer)

Date:	November 29, 2005	By:	/s/	Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)